                                                     [GRAPHIC]

                                                     [GRAPHIC]

                                                     [GRAPHIC]




             JUNE 30, 1998                       SEMI-ANNUAL REPORT
                                         STATE FARM VARIABLE PRODUCTS TRUST




                                                        [LOGO]
                                        STATE FARM'S VARIABLE DEFERRED ANNUITY &
                                  STATE FARM'S VARIABLE UNIVERSAL LIFE INSURANCE

                        SERVICE
                            -------------------------
                            IS ONLY A PHONE CALL AWAY
                            -------------------------

                        toll free
                        1-888-702-2307


                             Contact your local State Farm Agent or
                             call our Variable Products Administration
                             Department TOLL FREE, at 1-888-702-2307.

                             Unit prices are available to you
                             24 HOURS A DAY, 7 DAYS A WEEK.

                             Operations Specialist available 7 a.m. - 7 p.m. Central Time Monday through Friday.

                             By providing telephone authorization, and having your Personal Identification Number (PIN), you can:

                               OBTAIN ACCOUNT VALUES (24 HRS A DAY)
                               OBTAIN ANSWERS SPECIFIC TO YOUR POLICY
                               TRANSFER ASSETS AMONG FUNDS
                               CHANGE YOUR PREMIUM ALLOCATION
                               CHANGE YOUR PIN
                               CHANGE YOUR EXISTING DOLLAR COST AVERAGING
                               CHANGE YOUR EXISTING PORTFOLIO REBALANCING
                               REQUEST A POLICY WITHDRAWAL
                               REQUEST A POLICY LOAN
                                (VARIABLE UNIVERSAL LIFE ONLY)


                        Visit our homepage www.statefarm.com

Message from Roger Tompkins

Since 1929, State Farm Life has helped Americans plan for an uncertain future by protecting their families, lifestyles and assets. This is our first report on the funds underlying our two new products from State Farm -- Variable Universal Life Insurance and Variable Deferred Annuity.
                               Table of Contents

The Economy and Markets                  3
Portfolio of Investments
  Large Cap Equity Index Fund            6
  Small Cap Equity Index Fund           12
  International Equity Index
  Fund                                  30
  Stock & Bond Balanced Fund            42
  Bond Fund                             43
  Money Market Fund                     45
Financial Statements
  Statements of Assets and
  Liabilities                           46
  Statements of Operations              47
  Statements of Changes in Net
  Assets                                48
  Notes to Financial Statements         49
Financial Highlights                    53
Notice of Withholding Election

This report must be accompanied or preceded by a prospectus.

In addition, our good neighbor agents throughout the United States are always ready to discuss your needs and to provide products that meet those needs. We hope you will take the

                                                                      [PHOTO]

opportunity to meet regularly with your agent to review your financial situation and your personal goals. Such discussions provide an excellent way to remain focused, to determine what changes may be appropriate from time to time, and to consider additional State Farm products that may be right for you.

We at State Farm Life are proud that you have chosen our company to help you prepare for the future. The benefits guaranteed under our variable annuity and variable universal life insurance policies are backed by a company you know and trust. The State Farm Life Insurance Companies have received the highest ratings for financial strength and claims-paying ability by all the major rating agencies. These high ratings tell you that the company has the financial strength to provide the benefits promised by each of these policies. Please remember that the cash value of the separate accounts will fluctuate based upon the value of the underlying funds.

We appreciate the confidence you have shown in State Farm, and we promise to provide you with the highest quality products, backed by prudently managed investment portfolios and a company you can depend on.

[/S/ ROGER TOMPKINS]

                                                                       1 -------

Executive Vice President
State Farm Life Insurance Company

---------
       2

Message from Kurt Moser
Senior Vice President of State Farm Investment Management Corp.

                    The last few years have been a wonderful time for investors. Economies in the United States and many other countries have grown consistently with minimal inflation. Low interest rates and
   [PHOTO]
                    growing corporate profits have encouraged businesses to invest in plants and equipment, generating further growth.
                    Optimistic consumers are buying
                    houses, cars, services and mutual funds. All of these positive trends have worked together to increase earnings for companies and move financial markets higher.

In this first semi-annual report on the funds underlying the State Farm Variable Deferred Annuity and Variable Universal Life Insurance products, we are delighted to report our investment results. However, it seems appropriate to remind investors that current market conditions are unusual. Historical studies indicate that annual returns from the large-company segment of the U.S. stock market have averaged 11% over the last 70 years. For the first six months of 1998, total return from the S&P 500 Index was 17.6%, after three consecutive years of returns well above 20%. The bond market has also been generally strong, though not as consistently as the stock market.

While we see no special reason to expect a decline in U.S. financial markets in the immediate future, we cannot expect the economy and markets to continue improving at their current pace. By any traditional measure, stock prices in most of the developed world are at record high valuations. In order for these levels to be maintained, very favorable conditions, including good corporate profit growth and low interest rates, will likely be necessary. Also please remember that variable products involve fees and charges which are described in your prospectus.

I have included a discussion on the U.S. Economy, U.S. Equity Market, U.S. Bond Markets, as well as our underlying funds on pages 3, 4, and 5.

[/S/ KURT R. MOSER]

---------
       2

The U.S. Economy

During the first half of 1998, the domestic economy continued its seven-year trend of growth with minimal inflation, low interest rates and low unemployment. A favorable combination of technology improvements, plentiful supplies of basic commodities, and stable monetary policies are keeping inflation low. Low interest rates encourage capital investment, which stimulates the industrial sector while improving productivity. Consumers, with confidence bolstered by the robust economy and increased wealth from investing, continue to spend and invest, providing further strength for the economy. The strong economy has increased tax revenues, enabling the Federal government to develop a balanced budget for 1999, following 30 years of deficits. The only apparent cloud on the horizon is the ongoing financial crisis in Asia, which is dampening demand for exports while providing price competition for U.S. manufactured goods.

Early indications are that the economic growth slackened considerably in the second quarter from the 5.4% growth rate of the first quarter. Major factors contributing to the reduced growth rate were a strike at General Motors and Asia's economic problems. The slowdown is particularly apparent in manufacturing, a sector that is more sensitive to foreign demand and competition than services and consumer goods.

Economic Growth and Inflation

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            Economic Growth   Inflation
1988                    3.8%       4.4%
1989                    3.4%       4.6%
1990                    1.3%       6.1%
1991                   -1.0%       3.1%
1992                    2.7%       2.9%
1993                    2.3%       2.7%
1994                    3.5%       2.7%
1995                    2.0%       2.5%
1996                    2.8%       3.3%
1997                    3.8%       1.7%

Economic growth is represented by the percentage change in Real Gross Domestic product. Percentage change in the Consumer Price Index-Urban is used for inflation.

The U.S. Equity Market

The domestic equity market continued its long-term upward trend during the first half of 1998, but there were marked differences among returns from various classes of stocks. The best performers were stocks of large consumer-oriented companies, whose earnings benefited from buoyant spending by U.S. households. Slackened Asian demand combined with some indications of slowing in the domestic manufacturing sector to dampen performance of stocks in a broad range of industries from steel to oil to semiconductors.

The major stock indexes, such as the Dow Jones Industrial Average and the Standard & Poor's 500 Index were up less than 3 percent for the quarter that ended June 30, though strong increases in the first quarter produced gains in the mid teens for the first half of 1998. In most sectors, the largest companies were the best performers; returns from the Standard & Poor's 500 Index were therefore considerably higher than from the Russell 2000-Registered Trademark-index, which is made up of stocks of smaller companies. This index dropped 4.9% for the quarter and is up 5.6% since the end of 1997.

                                                                       3 -------

The U.S. Bond Market

Recent economic conditions have been good for bonds, as well as for stocks, since bonds tend to perform well when inflation is low and investors are confident they will get their money back. When the Federal Reserve left interest rates unchanged in March, the U.S. bond market, which had considered tighter monetary policy a possibility, strengthened further. By early July, when the Federal Reserve again left rates unchanged, the bond market exhibited little response to this widely anticipated decision. The Lehman Brothers Government/Corporate
Intermediate Term Index, which is considered representative of the market for high-quality intermediate-term bonds, produced a total return of 3.5% for the first six months of 1998.

For the U.S. bond market, Asian problems have been a plus, as wary investors seek a safer haven in U.S. securities. Indications that problems in Asia may contribute to a slowing in the U.S. economy could also be positive for future bond performance. If the economy slows spontaneously, as recent reports indicate, the Federal Reserve may not find it necessary to temper domestic economic growth by raising interest rates.

International Economies and Markets

Recent trends have varied widely among international economies and equity markets. In Europe, as in the United States, real growth is robust, inflation is low, and markets are soaring. The introduction of a single currency probably bodes well for continued growth, as economic opportunities throughout Europe expand. Meantime, some evidence suggests that the Asian financial crisis may persist for months or even years. Economies in that region remain extremely weak, and financial markets have dropped dramatically.

The EAFE-Registered Trademark- Free Index is a broad index that encompasses markets throughout the free world. Despite market declines throughout Asia, the index achieved a modestly positive return in 1997, and total return for the first six months of 1998 was 16%. Markets in Europe, which account for 73% of the index, have been so strong that they have outweighed weakness in Asia, which represents 23% of the index. Further, because EAFE-Registered Trademark- Free is a developed-country index, it excludes some of the very weakest markets, such as Indonesia and Thailand.

              STATE FARM VARIABLE PRODUCTS TRUST UNDERLYING FUNDS

Large Cap Equity Index Fund

The Large Cap Equity Index Fund seeks to match the return of the S&P 500-Registered Trademark- Index(1), which tracks the common stock performance of 500 large companies in a broad range of industries. The Fund invests in each of the stocks in the S&P 500-Registered Trademark- in the same capitalization-weighted proportion that the stock has in the index. For the period ended June 30, 1998, the Fund benefited from continued strength in the equity market, with particularly strong performance from the large companies that are included in the S&P 500 Index.

Small Cap Equity Index Fund

The Small Cap Equity Index Fund seeks to match the return of the Russell 2000-Registered Trademark- Index(2), which includes 2000 companies with average market capitalization of $467 million. This index was created by the Frank Russell Trust Company to give investors an idea of how the stocks of smaller companies are performing. The Small Cap Equity Index Fund invests in a diversified portfolio of common stocks intended to reflect, as a group, the total investment return of the Russell 2000-Registered Trademark- Index. Returns will sometimes vary from the return of the Index because the Fund invests in a representative sample of the 2000 stocks in the Index, but not in every stock included in the Index.

------------------------

 Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

(1) "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund (the "Funds") is sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. (For more information regarding the S&P 500 Index, see the SAI.)

(2) The Russell 2000-Registered Trademark- Index is a trademark/service mark of the Frank Russell Company. Russell-TM- is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Fund. (For more information regarding the Russell 2000 Index, see the SAI.)

---------
       4

International Equity Index Fund

The benchmark index used by the International Equity Index Fund is the Morgan Stanley EAFE-Registered Trademark- Free Index(3), which measures the performance of stock markets in 15 European nations, Australia, New Zealand, and the four largest markets in Asia. The Index includes equity securities of approximately 1,100 companies in these countries. As of June 30, 1998, the countries with the highest weights were the United Kingdom, which accounted for 22.3% of the Index, Japan at 20.6%, and Germany, which represented 11.4%.

Bond Fund

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. For different time periods, total return may vary considerably depending on interest rate trends, since bond prices and interest rates move in opposite directions. However, investors should bear in mind that the income from the Bond Fund is quite stable.

Stock and Bond Balanced Fund

The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income by investing primarily in shares of the Large Cap Equity Index Fund and the Bond Fund. The Balanced Fund usually invests approximately 60% of its net assets in the Large Cap Equity Index Fund and 40% in the Bond Fund.

At June 30, 1998, 60.5% of the Stock and Bond Balanced Fund's assets were invested in the Large Cap Equity Index Fund and 39.5% in the Bond Fund, in line with the Fund's stated objectives.

Money Market Fund

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in high quality commercial paper and other short-term debt securities. An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. The Money Market Fund will attempt to maintain a stable net asset value of $1.00 per share, but there can be no assurance that the fund will be able to do so.

------------------------

 Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

(3) The Morgan Stanley Capital International Europe, Australia and Far East Free (EAFE-Registered Trademark- Free) Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by the Trust. The International Equity Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by Morgan Stanley and Morgan Stanley makes no representation regarding the advisability of investing in the Fund. (For more information regarding the Morgan Stanley Capital International EAFE Free Index, see the SAI.)

                                                                       5 -------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
COMMON STOCKS (98.6%)
Aerospace/Defense (.9%)
     2,451   Boeing Co.                                $    109,223
       302   General Dynamics Corp.                          14,043
       453   Lockheed Martin Corp.                           47,961
       158   Northrop Grumman Corp.                          16,294
                                                       ------------
                                                            187,521
                                                       ------------
Agriculture, Foods, & Beverage (6.3%)
     1,204   Anheuser Busch Companies Inc.                   56,814
     1,384   Archer-Daniels-Midland Company                  26,815
       729   Bestfoods                                       42,328
       163   Brown Forman Corp. Class B                      10,473
     1,114   Campbell Soup Company                           59,181
     1,178   ConAgra Inc.                                    37,328
        99   Adolph Coors Co. Class B                         3,366
       381   General Mills Inc.                              26,051
       350   Hershey Foods Corp.                             24,150
       908   HJ Heinz Co.                                    50,962
       996   Kellogg Company                                 37,412
     3,634   Pepsico Inc.                                   149,675
       588   Pioneer Hi-Bred International                   24,329
       317   Quaker Oats Co.                                 17,415
       238   Ralston Purina Co.                              27,801
     1,149   Sara Lee Corp.                                  64,272
       837   Seagram Limited                                 34,265
       145   Supervalu Inc.                                   6,434
       799   Sysco Corp.                                     20,474
     5,955   The Coca-Cola Company                          509,152
     1,564   Unilever NV                                    123,458
       282   William Wrigley Jr. Co.                         27,636
                                                       ------------
                                                          1,379,791
                                                       ------------
Airlines (.5%)
       439   AMR Corp. (a)                                   36,547
       173   Delta Air Lines Inc.                            22,360
       781   Laidlaw Inc.                                     9,518
       522   Southwest Airlines Co.                          15,464
       232   US Airways Group Inc. (a)                       18,386
                                                       ------------
                                                            102,275
                                                       ------------
Automotive (2.2%)
        56   Aeroquip-Vickers Inc.                            3,269
     1,583   Chrysler Corp.                                  89,242
       182   Cooper Tire & Rubber Co.                         3,754
       101   Cummins Engine Inc.                              5,176
       260   Dana Corp.                                      13,910
       151   Echlin Inc.                                      7,408
     2,937   Ford Motor Co.                                 173,283
     1,623   General Motors Corp.                           108,437
       422   Genuine Parts Co.                               14,585
       377   Goodyear Tire & Rubber Co.                      24,293
       287   ITT Industries Inc.                             10,727
       175   Navistar International Corp. (a)                 5,053

  Shares                                                  Value
----------                                             ------------
       180   Paccar Inc.                               $      9,405
       147   Snap On Inc.                                     5,329
       286   TRW Inc.                                        15,623
                                                       ------------
                                                            489,494
                                                       ------------
Banks (8.5%)
     1,712   Banc One Corporation                            95,551
       710   Bank of Boston Corp.                            39,494
       902   Bank of New York Inc.                           54,740
     1,630   BankAmerica Corp.                              140,893
       221   Bankers Trust New York Corp.                    25,650
       343   BB&T Corp.                                      23,195
     2,084   Chase Manhattan Corp.                          157,342
     1,112   Citicorp                                       165,966
       365   Comerica Inc.                                   24,181
       602   Fifth Third Bancorp                             37,926
       691   First Chicago NBD Corp.                         61,240
     2,338   First United Corp.                             136,188
       678   Fleet Financial Group Inc.                      56,613
       138   Golden West Financial                           14,671
       257   HF Ahmanson & Company                           18,247
       497   Hunting Bancshares Inc.                         16,649
     1,078   Keycorp                                         38,404
       618   Mellon Bank Corp.                               43,028
       420   J.P. Morgan & Co.                               49,193
     2,329   Nationsbank Corp.                              178,168
       262   Northern Trust Co.                              19,977
     1,849   Norwest Corporation                             69,106
       709   PNC Bank Corp.                                  38,153
       268   Republic New York Corp.                         16,867
       386   State Street Corp.                              26,827
       416   Summit Bancorp                                  19,760
       511   Suntrust Banks Inc.                             41,551
       660   Synovus Financial Corp.                         15,675
     1,800   U.S. Bancorp                                    77,400
       493   Wachovia Corporation                            41,658
       923   Washington Mutual Inc.                          40,093
       198   Wells Fargo & Co.                               73,062
                                                       ------------
                                                          1,857,468
                                                       ------------
Building Materials & Construction (.3%)
       106   Armstrong World Industries                       7,142
       214   Black & Decker Corp.                            13,054
       143   Centex Corp.                                     5,398
        97   Fleetwood Enterprises Inc.                       3,880
        78   Kaufman & Broad Home Corp.                       2,476
       395   Masco Corp.                                     23,897
       132   Owens Corning                                    5,387
       134   Pulte Corp.                                      4,003
       203   Stanley Weeks                                    8,437
                                                       ------------
                                                             73,674
                                                       ------------
Chemicals (2.4%)
       553   Air Products & Chemicals Inc.                   22,120

---------
       6

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       168   BF Goodrich Co.                           $      8,337
       543   Dow Chemical                                    52,501
       182   Eastman Chemical Co.                            11,329
       308   Ecolab Inc.                                      9,548
     2,725   EI Du Pont De Nemours & Co.                    203,353
       339   Engelhard Corp.                                  6,865
        73   FMC Corp. (a)                                    4,978
       145   Great Lakes Chemical Corp.                       5,718
       218   Hercules Inc.                                    8,965
       268   International Flavors & Fragrances              11,641
     1,469   Monsanto Co.                                    82,080
       316   Morton International Inc.                        7,900
       158   Nalco Chemical Co.                               5,550
       421   PPG Industries Inc.                             29,286
       380   Praxair Inc.                                    17,789
       147   Rohm & Haas Co.                                 15,279
       250   Sigma-Aldrich Corporation                        8,781
       361   Union Carbide Corp.                             19,268
       198   WR Grace                                         3,378
                                                       ------------
                                                            534,666
                                                       ------------
Commercial Service/Supply (1.6%)
     2,060   Cendant Corp. (a)                               43,003
       389   Cognizant Corp.                                 24,507
       212   Deluxe Corp.                                     7,592
       405   Dun & Bradstreet Corp. (a)                      14,631
       774   Eastman Kodak Co.                               56,550
       357   FDX Corp. (a)                                   22,402
       248   H & R Block Inc.                                10,447
       327   Interpublic Group Companies Inc.                19,845
       227   Moore Limited                                    3,008
       664   Pitney Bowes Inc.                               31,955
       115   Polaroid Corp.                                   4,090
       341   RR Donnelley & Sons Inc.                        15,601
       613   Service Corp. International                     26,282
       776   Xerox Corporation                               78,861
                                                       ------------
                                                            358,774
                                                       ------------
Computer Software and Services (4.7%)
       171   Adobe Systems Inc.                               7,257
       122   Autodesk Inc.                                    4,712
       719   Automatic Data Processing Inc.                  52,397
       178   Ceridian Corp. (a)                              10,457
     1,342   Computer Associates International Inc.          74,565
       375   Computer Sciences Corp. (a)                     24,000
     1,105   First Data Corp.                                36,810
       406   Gateway 2000 Inc. (a)                           20,554
     1,024   HBO & Co.                                       36,096
       194   Kla-Tencor Corp. (a)                             5,371
     5,948   Microsoft Corporation (a)                      644,615
       848   Novell Inc. (a)                                 10,812
     2,348   Oracle Corp. (a)                                57,673
       643   Parametric Technology Corp. (a)                 17,441
        50   Shared Medical Systems Corp.                     3,672
  Shares                                                  Value
----------                                             ------------
       599   Unisys Corp. (a)                          $     16,922
                                                       ------------
                                                          1,023,354
                                                       ------------
Computers (5.0%)
       886   3Com Corp. (a)                                  27,189
       349   Apple Computer Inc. (a)                         10,012
       497   Ascend Communications (a)                       24,633
       543   Bay Networks Inc. (a)                           17,512
       391   Cabletron System Inc. (a)                        5,254
     2,470   Cisco Systems Inc. (a)                         227,394
     4,020   Compaq Computer Corp.                          114,068
        96   Data General Corp. (a)                           1,434
     1,539   Dell Computer Corp. (a)                        142,838
     1,191   EMC Corp. (a)                                   53,372
     2,508   Hewlett-Packard Company                        150,167
       325   Ikon Office Solutions                            4,733
     2,294   International Business Machines Corp.          263,380
       563   Seagate Technology (a)                          13,406
       449   Silicon Graphics Inc. (a)                        5,444
       908   Sun Microsystems Inc. (a)                       39,441
                                                       ------------
                                                          1,100,277
                                                       ------------
Consumer & Marketing (4.1%)
       137   Alberto-Culver Company                           3,973
       172   American Greetings Corp. Class A                 8,761
       304   Avon Products Inc.                              23,560
       249   Brunswick Corp.                                  6,163
       256   Clorox Co.                                      24,416
       701   Colgate Palmolive Co.                           61,688
       331   Darden Restaurants Inc.                          5,255
       517   Fort James Corp.                                23,006
       353   Hasbro Inc.                                     13,877
        78   Jostens Inc.                                     1,882
     1,363   Kimberly Clark Corp.                            62,528
       741   Mattel Inc.                                     31,354
       215   Maytag Corp.                                    10,616
     1,689   McDonald's Corporation                         116,541
       383   Newell Co.                                      19,078
     3,224   Procter & Gamble Co.                           293,586
       349   Rubbermaid Incorporated                         11,582
     2,713   The Gillette Company                           153,793
       353   Tricon Global Restaurants (a)                   11,186
       147   Tupperware Corp.                                 4,134
       339   Wendys International Inc.                        7,966
       175   Whirlpool Corp.                                 12,031
                                                       ------------
                                                            906,976
                                                       ------------
Consumer Discretionary (.0%)
         7   Abercrombie & Fitch Co. (a)                        308
                                                       ------------
Containers & Packaging (.3%)
        60   Ball Corp.                                       2,411
       131   Bemis Inc.                                       5,355
       296   Crown Cork & Seal Inc.                          14,060
       371   Owens-Illinois Inc. (a)                         16,602
       169   Sealed Air Corporation (a)                       6,211

                                                                       7 -------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
        25   Sealed Air Corporation Preferred (a)      $        919
       223   Stone Container Corp. (a)                        3,484
       138   Temple Inland Inc.                               7,435
                                                       ------------
                                                             56,477
                                                       ------------
Durable Products (.0%)
        80   Cincinnati Milacron Inc.                         1,945
                                                       ------------
Electronic/Electrical Mfg. (6.2%)
       333   Advanced Micro Devices Inc. (a)                  5,682
       549   AMP Inc.                                        18,872
       903   Applied Materials Inc. (a)                      26,638
       115   EG & G Inc.                                      3,450
       128   Elmer Perkin Corp.                               7,960
     1,061   Emerson Electric Co.                            64,058
     7,893   General Electric Company                       718,263
        99   General Signal Corp.                             3,564
       294   Honeywell Inc.                                  24,567
     4,116   Intel Corporation                              305,099
       333   LSI Logic Corp. (a)                              7,680
       532   Micron Technology Inc. (a)                      13,200
       401   National Semiconductor Corp. (a)                 5,288
       197   Raychem Corporation                              5,824
       802   Raytheon Co.                                    47,418
       467   Rockwell International Corp.                    22,445
       126   Tektronix Inc.                                   4,457
       929   Texas Instruments Inc.                          54,172
       135   Thomas & Betts Corp.                             6,649
       248   WW Grainger Inc.                                12,354
                                                       ------------
                                                          1,357,640
                                                       ------------
Engineering & Construction (.1%)
       217   Fluor Corp.                                     11,067
        81   Foster Wheeler Corp.                             1,736
       137   McDermott International Inc.                     4,718
                                                       ------------
                                                             17,521
                                                       ------------
Environmental Controls (.3%)
       445   Browning Ferris Industries                      15,464
     1,134   Waste Management Inc.                           39,690
                                                       ------------
                                                             55,154
                                                       ------------
Financial Services (4.6%)
     1,103   American Express Company                       125,742
       642   American General Corporation                    45,702
       833   Associates First Capital                        64,037
       131   Beneficial Corp.                                20,068
       665   Charles Schwab Corp.                            21,612
       355   Cincinnati Financial Corp.                      13,623
       256   Countrywide Credit Industries Inc.              12,992
       350   Equifax Inc.                                    12,709
     1,658   Federal Home Loan Mortgaging                    78,030
     2,516   Federal National Mortgaging Association        152,847
       642   Franklin Resources Inc.                         34,668
       322   Green Tree Financial Corp.                      13,786
  Shares                                                  Value
----------                                             ------------
       767   Household International Inc.              $     38,158
       279   Lehman Brothers Holding Inc.                    21,640
       224   MBIA Inc.                                       16,772
     1,201   MBNA Corporation                                39,633
       319   Mercantile Bancorporation                       16,070
       865   Merrill Lynch & Co. Inc.                        79,796
       278   MGIC Investment Corp.                           15,863
     1,468   Morgan Stanley Dean Witter                     134,139
       776   National City Corp.                             55,096
                                                       ------------
                                                          1,012,983
                                                       ------------
Forest Products (.6%)
       137   Boise Cascade Corp.                              4,487
       217   Champion International Corp.                    10,674
       210   Georgia Pacific Corp.                           12,377
       729   International Paper Co.                         31,347
       244   Louisiana Pacific Corp.                          4,453
       259   Mead Corporation                                 8,223
        58   Potlatch Corp.                                   2,436
       164   Union Camp Corp.                                 8,139
       254   Westvaco Corp.                                   7,175
       464   Weyerhaeuser Co.                                21,431
       297   Willamette Industries Inc.                       9,504
                                                       ------------
                                                            120,246
                                                       ------------
Health Care (11.4%)
     3,761   Abbott Laboratories                            153,731
       155   Allergan Inc.                                    7,188
       221   Alza Corporation (a)                             9,558
     3,141   American Home Products Corp.                   162,547
       135   Baush & Lomb Inc.                                6,767
       669   Baxter International Inc.                       36,001
       284   Becton Dickinson & Co.                          22,046
       273   Biomet Inc.                                      9,026
       454   Boston Scientific Corp. (a)                     32,518
     2,416   Bristol-Myers Squibb                           277,689
       258   Cardinal Health Inc.                            24,187
     1,583   Columbia/HCA Healthcare Corp.                   46,105
       139   CR Bard Inc.                                     5,291
     2,666   Eli Lilly & Co.                                176,123
       356   Guidant Corp.                                   25,387
       961   Healthsouth Corp. (a)                           25,647
       427   Humana Inc. (a)                                 13,317
     3,241   Johnson & Johnson                              239,024
       171   Mallinckrodt Inc.                                5,077
       152   Manor Care Inc.                                  5,842
     1,162   Medtronic Inc.                                  74,077
     2,883   Merck & Co. Inc.                               385,601
     3,147   Pfizer Inc.                                    342,040
     1,218   Pharmacia & Upjohn Inc.                         56,180
     1,777   Schering Plough Corp.                          162,818
       233   St. Jude Medical Inc. (a)                        8,577
       735   Tenet Healthcare Corp. (a)                      22,969
       466   United Healthcare Corp.                         29,591
       176   United States Surgical Corp.                     8,030

---------
       8

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
     2,002   Warner Lambert Co.                        $    138,889
                                                       ------------
                                                          2,511,843
                                                       ------------
Insurance (4.5%)
       337   Aetna Incorporated                              25,654
     1,006   Allstate Corp.                                  92,112
     1,711   American International Group Inc.              249,806
       400   Aon Corp.                                       28,100
       405   Chubb Corp.                                     32,552
       519   Cigna Corp.                                     35,811
       441   Conseco Inc.                                    20,617
       182   General Re Corp.                                46,137
       286   Hartford Financial Services Group               32,711
       263   Jefferson Pilot Corp.                           15,238
       229   Lincoln National Corp.                          20,925
       280   Loews Corp.                                     24,395
       606   Marsh & McLennan Companies Inc.                 36,625
       169   Progressive Corp. Ohio                          23,829
       215   Providian Financial Corp.                       16,891
       372   Safeco Corp.                                    16,903
       563   St. Paul Companies Inc.                         23,681
       470   Sunamerica Inc.                                 26,996
       370   Torchmark Corp.                                 16,927
       151   Transamerica Corp.                              17,384
     2,780   Travelers Group Inc.                           168,538
       317   Unum Corp.                                      17,593
                                                       ------------
                                                            989,425
                                                       ------------
Lodging & Gaming (.2%)
       227   Harrahs Entertainment Inc. (a)                   5,278
       585   Hilton Hotels Corp.                             16,672
       600   Marriott International Class A                  19,425
       458   Mirage Resorts Inc. (a)                          9,761
                                                       ------------
                                                             51,136
                                                       ------------
Machinery & Manufacturing (2.8%)
     1,387   Allied Signal Inc.                              61,548
       280   Avery Dennison Corp.                            15,050
        50   Briggs & Stratton Corp.                          1,872
       175   Case Corp.                                       8,444
       869   Caterpillar Inc.                                45,948
       292   Cooper Industries Inc.                          16,042
       552   Corning Incorporated                            19,182
       117   Crane Co.                                        5,682
       594   Deere & Co.                                     31,408
       554   Dover Corp.                                     18,974
       179   Eaton Corp.                                     13,917
        99   Harnischfeger Inc.                               2,803
       633   Illinois Tool Works                             42,213
       396   Ingersoll Rand Co.                              17,449
       192   Johnson Controls Inc.                           10,980
       137   Millipore Corp.                                  3,733
       966   Minnesota Mining & Manufacturing                79,393
        16   Nacco Industries Inc.                            2,068
       111   National Services Industries Inc.                5,647
  Shares                                                  Value
----------                                             ------------
       279   Pall Corporation                          $      5,719
       298   Parker Hannifin Corp.                           11,361
       405   Tenneco Inc.                                    15,415
       393   Textron Inc.                                    28,173
       417   Thermo Electron Corp. (a)                       14,256
       151   Timken Co.                                       4,653
     1,420   Tyco International Limited                      89,460
       555   United Technologies Corp.                       51,337
                                                       ------------
                                                            622,727
                                                       ------------
Media & Broadcasting (3.2%)
     1,756   CBS Corp.                                       55,753
       302   Clear Channel Communications (a)                32,956
       922   Comcast Corp. Class A                           37,428
       217   Dow Jones & Co. Inc.                            12,098
       677   Gannett Inc.                                    48,109
       171   King World Productions Inc. (a)                  4,361
       194   Knight Ridder Inc.                              10,682
       248   McGraw Hill Companies Inc.                      20,228
       131   Meredith Corp.                                   6,149
       217   New York Times Co.                              17,197
       687   Nextel Communiations (a)                        17,089
       407   Omnicom Group                                   20,299
     1,238   Tele Communications Inc. Class A (a)            47,586
     1,668   The Walt Disney Company                        175,244
       296   Tibune Co.                                      20,369
     1,457   Time Warner Inc.                               124,482
       202   Times Mirror Co.                                12,701
       855   Viacom Inc. (a)                                 49,804
                                                       ------------
                                                            712,535
                                                       ------------
Mining & Metals (.7%)
       539   Alcan Aluminum Limited                          14,890
       497   Allegheny Teledyne                              11,369
       409   Aluminum Company of America                     26,968
       216   Armco Inc. (a)                                   1,377
        81   Asarco Inc.                                      1,802
       919   Barrick Gold Corp.                              17,633
       559   Battle Mountain Gold Co.                         3,319
       300   Bethlehem Steel Corp. (a)                        3,731
       237   Cyprus Amax Minerals Co.                         3,140
       461   Freeport-MCM Copper Gold                         7,001
       493   Homestake Mining Co.                             5,115
       409   Inco Limited                                     5,573
       148   Inland Steel Industries Inc.                     4,172
       363   Newmont Mining Corp.                             8,576
       201   Nucor Corporation                                9,246
       142   Phelps Dodge Corp.                               8,121
       578   Placer Dome Inc.                                 6,792
       173   Reynolds Metals Co.                              9,677
       197   USX-US Steel Group                               6,501
       218   Worthington Industries Inc.                      3,284
                                                       ------------
                                                            158,287
                                                       ------------

                                                                       9 -------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
Oil, Gas, & Other Energy (7.9%)
       208   Amerada Hess Corporation                  $     11,297
     2,321   Amoco Corp.                                     96,612
       145   Anadarko Petroleum Corp.                         9,742
       231   Apache Corp.                                     7,277
       175   Ashland Inc.                                     9,034
       766   Atlantic Richfield Inc.                         59,844
       397   Baker Hughes Inc.                               13,721
       418   Burlington Resources Inc.                       18,000
     1,597   Chevron Corporation                            132,651
       262   Coastal Corp.                                   18,291
       204   Columbia Energy Group                           11,348
       216   Consolidated Natural Gas                        12,717
       425   Dresser Industries Inc.                         18,727
        41   Eastern Enterprises                              1,758
       785   Enron Corp.                                     42,439
     5,909   Exxon Corporation                              421,386
       633   Halliburton Co.                                 28,208
       150   Helmerich & Payne Inc.                           3,338
       120   Kerr McGee Corp.                                 6,945
     1,907   Mobil Corp.                                    146,124
       122   Nicor Inc.                                       4,895
       912   Occidental Pete Corp.                           24,624
        62   Oneok Inc.                                       2,472
       261   Oryx Energy Company (a)                          5,775
       120   Pennzoil Company                                 6,075
       120   Peoples Energy Corp.                             4,635
       661   Phillips Pete Co.                               31,852
       198   Rowan Companies Inc. (a)                         3,849
     5,178   Royal Dutch Petroleum Company                  283,819
     1,224   Schlumberger Limited                            83,614
       517   Sempra Energy (a)                               14,339
       268   Sonat Inc.                                      10,352
       217   Sun Inc.                                         8,422
     1,295   Texaco Inc.                                     77,295
       582   Union Pacific Resources Group Inc.              10,221
       577   Unocal Corp.                                    20,628
       686   USX Marathon Group                              23,538
       134   Western Atlas Inc. (a)                          11,373
     1,039   Williams Companies Inc.                         35,066
                                                       ------------
                                                          1,732,303
                                                       ------------
Pharmaceuticals (.2%)
       611   Amgen Inc. (a)                                  39,944
                                                       ------------
Retailers (5.6%)
       625   Albertsons Inc.                                 32,383
       680   American Stores Co.                             16,448
       362   Autozone Inc. (a)                               11,561
       222   Circuit City Stores-Carmax                      10,406
       264   Consolidated Stores (a)                          9,570
       509   Costco Companies Inc. (a)                       32,099
       922   CVS Corp.                                       35,900
     1,047   Dayton Hudson Corp.                             50,780
       271   Dillards Inc.                                   11,230
       494   Federated Department Stores (a)                 26,583
  Shares                                                  Value
----------                                             ------------
       943   GAP Inc.                                  $     58,112
       145   Giant Food Inc.                                  6,244
       126   Great Atlantic & Pacific Tea Inc.                4,166
       166   Harcourt General Inc.                            9,877
     1,801   Home Depot Inc.                                149,596
       634   JC Penney Inc.                                  45,846
     1,199   K-Mart Corp. (a)                                23,081
       644   Kroger Co. (a)                                  27,612
       553   Limited Inc.                                    18,318
       127   Longs Drug Stores Inc.                           3,667
       828   Lowes Companies Inc.                            33,586
       552   May Department Stores Co.                       36,156
        98   Mercantile Stores Inc.                           7,736
       179   Nordstrom Inc.                                  13,828
       177   Pep Boys Manny Moe & Jack                        3,352
       608   Rite Aid Corp.                                  22,838
       933   Sears Roebuck & Co.                             56,971
       410   Sherwin Williams Co.                            13,581
       231   Tandy Corp.                                     12,257
       752   TJX Companies Inc.                              18,142
       660   Toys R Us Inc. (a)                              15,551
       320   Venator Group Inc. (a)                           6,120
     5,436   Wal-Mart Stores Inc.                           330,237
     1,193   Walgreen Co.                                    49,286
       362   Winn Dixie Stores Inc.                          18,530
                                                       ------------
                                                          1,221,650
                                                       ------------
Telecom & Telecom Equipment (9.1%)
     1,410   Airtouch Communications Inc. (a)                82,397
       435   Alltel Corporation                              20,228
     2,651   Ameritech Corp.                                118,964
       205   Andrew Corp. (a)                                 3,703
     3,939   AT&T Corp.                                     225,015
     3,782   Bell Atlantic Corp.                            172,554
     2,386   Bellsouth Corp.                                160,160
       311   DSC Communications Corp. (a)                     9,330
       403   Frontier Corp.                                  12,695
       345   General Instrument Corp. (a)                     9,380
     2,342   GTE Corp.                                      130,274
       209   Harris Corp.                                     9,340
     3,159   Lucent Technologies Inc.                       262,789
     1,779   MCI Communications Corporation                 103,404
     1,487   MediaOne Group (a)                              65,335
     1,427   Motorola Inc.                                   75,007
     1,247   Northern Telecom Limited                        70,767
     4,457   SBC Communications                             178,280
       183   Scientific Atlanta Inc.                          4,644
     1,058   Sprint Corp.                                    74,589
       427   Tellabs Inc. (a)                                30,584
     1,228   U.S. West Inc.                                  57,716
     2,506   Worldcom Inc. (a)                              121,384
                                                       ------------
                                                          1,998,539
                                                       ------------
Textiles & Clothing (.3%)
       171   Fruit of the Loom Inc. (a)                       5,675
       158   Liz Claiborne Inc.                               8,256

---------
      10

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       690   Nike Inc.                                 $     33,594
       137   Reebok International Limited (a)                 3,793
        73   Russell Corp.                                    2,204
        40   Springs Industries Inc.                          1,845
       284   VF Corp.                                        14,626
                                                       ------------
                                                             69,993
                                                       ------------
Tobacco (1.2%)
       408   Fortune Brands Inc.                             15,683
     5,902   Philip Morris Companies Inc.                   232,391
       443   UST Inc.                                        11,961
                                                       ------------
                                                            260,035
                                                       ------------
Transportation (.5%)
       377   Burlington North Santa Fe                       37,017
       526   CSX Corp                                        23,933
       903   Norfolk Southern Corp.                          26,921
       178   Ryder System Inc.                                5,618
       594   Union Pacific Corp.                             26,210
                                                       ------------
                                                            119,699
                                                       ------------
Utilities & Energy (2.4%)
       364   Ameren Corporation                              14,469
       444   American Electric Power Co.                     20,147
       345   Baltimore Gas & Electric Co.                    10,717
       365   Carolina Power & Light Co.                      15,832
       534   Central & Southwest Corp.                       14,351
       365   Cinergy Corp.                                   12,775
       554   Consolidated Edison Inc.                        25,519
       468   Dominion Resources Inc.                         19,071
       340   DTE Energy Co.                                  13,728
       894   Duke Energy Corp.                               52,970
       887   Edison International                            26,222
       622   Entergy Corp.                                   17,883
       570   Firstenergy Corp.                               17,528
       428   FPL Group Inc.                                  26,964
       341   GPU Inc.                                        12,894
  Shares                                                  Value
----------                                             ------------
       745   Houston Industries Inc.                   $     23,002
       338   Niagara Mohawk Power Corp. (a)                   5,049
       348   Northern States Power Co.                        9,962
       702   Pacificorp                                      15,883
       519   Peco Energy Co.                                 15,148
       910   PG&E Corp.                                      28,722
       431   PP&L Resources Inc.                              9,778
       548   Public Service Enterprise Group                 18,872
     1,693   Southern Co.                                    46,875
       622   Texas Utilities Co. Holding Co.                 25,891
       517   Unicom Corp.                                    18,126
                                                       ------------
                                                            518,378
                                                       ------------
Total common stocks
  (cost $18,887,118)                                     21,643,038
                                                       ------------

Principal
  amount
----------
SHORT-TERM INVESTMENTS (2.4%)
 $ 541,000   U.S. Treasury Bills, 4.940% to 5.070%,
               due July, 1998 to September, 1998
               (cost $536,051)                              536,023
                                                       ------------
TOTAL INVESTMENTS (101.0%)
  (cost $19,423,169)                                     22,179,061
                                                       ------------
LIABILITIES, LESS CASH AND OTHER ASSETS (-1.0%)
                                                           (228,940)
                                                       ------------
NET ASSETS (100.0%)                                    $ 21,950,121
                                                       ------------
                                                       ------------

Notes:

(a)  Non-income producing security.
At June 30, 1998, net unrealized appreciation of $2,755,892 consisted of gross unrealized appreciation of $3,036,328 and gross unrealized depreciation of $280,436 based on cost of $19,423,169 for federal income tax purposes.

                See accompanying notes to financial statements.

                                                                       11-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
COMMON STOCKS (99.2%)
Consumer & Marketing (.3%)
       600   Alberto-Culver Company                    $     17,400
       800   Arvin Industries                                29,050
     1,400   Jostens Inc.                                    33,775
       300   Kenneth Cole Productions Class A (a)             7,762
       100   Mine Safety Appliances Company                   7,500
       200   Syms Corp. (a)                                   2,850
       400   Talbots Inc.                                    10,475
                                                       ------------
                                                            108,812
                                                       ------------

Consumer Discretionary (18.6%)
       300   Abacus Direct Corp. (a)                         15,581
     1,900   Abercrombie & Fitch Co. (a)                     83,600
       600   ABM Industries Inc.                             16,725
     1,900   Acclaim Entertainment Inc. (a)                  11,281
       300   Ackerley Group Inc.                              6,300
     2,100   Acnielsen Corp. (a)                             53,025
       500   Action Performance Company Inc. (a)             16,094
       600   Activision Inc. (a)                              6,187
       200   Administaff Inc. (a)                             9,225
       800   Advo Inc. (a)                                   22,550
       500   Alternative Resources Corp. (a)                  6,187
       400   Amazon.com Inc. (a)                             39,900
       200   AMC Entertainment Inc. (a)                       3,612
       400   Amerco (a)                                      11,775
       800   American Business Information Class B
               (a)                                           12,800
     1,500   American Management Systems Inc. (a)            44,906
     2,000   American Media Inc. (a)                         13,250
       400   American Safety Razor Co. (a)                    5,850
       800   American Tower Systems (a)                      19,950
       800   Ames Department Stores Inc. (a)                 21,050
       200   Anchor Gaming (a)                               15,525
       900   AnnTaylor Stores Corp. (a)                      19,069
       700   Apac Teleservices Inc. (a)                       4,091
     1,000   Apple South Inc.                                13,062
     1,100   Applebees International Inc.                    24,612
       420   Applied Graphics Techologies Inc. (a)           19,215
       500   Arron Rents Inc.                                10,000
     1,100   Ascent Entertainment Group Inc. (a)             12,237
       300   AT Cross Co. Class A                             4,462
       600   Authentic Fitness Corp.                          9,487
       300   Aviation Sales Co. (a)                          11,887
     2,100   Aztar Corp. (a)                                 14,306
       100   Bacou USA Inc. (a)                               2,081
     1,100   Ball Corp.                                      44,206
       500   Bassett Furniture Industry Inc.                 14,094
       100   Berlitz International Inc. (a)                   2,700
     2,500   Best Buy Inc. (a)                               90,312
       300   Bet Holdings Inc. (a)                           18,881
       600   Big Flower Holdings Inc. (a)                    18,000
     1,400   BJ's Wholesale Club Inc. (a)                    56,875

  Shares                                                  Value
----------                                             ------------
     1,500   Bob Evans Farms Inc.                      $     31,781
       400   Borg Warner Secondary Corp. (a)                  9,050
       700   Bowne & Company Inc.                            31,500
     1,700   Boyd Gaming Corp. (a)                            9,775
       400   BRC Holdings Inc. (a)                            7,675
     1,900   Brightpoint Inc. (a)                            27,550
     2,400   Brinker International Inc. (a)                  46,200
     1,600   Bristol Hotel Co. (a)                           39,200
       600   Brown Group Inc.                                11,925
       200   Brylane Inc. (a)                                 9,200
       300   BT Office Products International Inc.
               (a)                                            4,050
       300   Buckle Inc. (a)                                  8,850
       800   Budget Group Inc. (a)                           25,550
     1,600   Buffets Inc. (a)                                25,100
       700   Burlington Coat Factory                         15,750
       300   Bush Industry Inc.                               6,525
       900   Capstar Hotel Co. (a)                           25,200
       400   Caribiner International Inc. (a)                 7,000
       300   Carmike Cinemas Inc. (a)                         8,081
     1,800   Caseys General Stores Inc.                      29,812
       800   Cash America International Inc.                 12,200
       700   Catalina Marketing Corp. (a)                    36,356
       400   CDI Corp. (a)                                   10,700
     1,100   Central Garden & Pet Co. (a)                    34,237
       300   Central Parking Corp.                           13,650
     4,200   Charming Shoppes Inc. (a)                       19,950
     1,600   Checkfree Holdings Corp. (a)                    47,100
       600   Cheesecake Factory Inc. (a)                     13,575
     1,700   Choice Hotels International Inc. (a)            23,056
       600   Cidco Inc. (a)                                   2,775
       500   Circuit City Stores-Carmax (a)                   5,094
     1,700   CKE Restaurants Inc.                            70,125
       200   CKS Group Inc. (a)                               3,600
     1,600   Claire's Stores Inc.                            32,800
       900   Clarcor Inc.                                    18,900
       300   Claremont Technology Group Inc. (a)              8,044
       300   Cnet Inc. (a)                                   20,475
       500   Coinmach Laundry Corp. (a)                      11,812
       500   Cole National Corp. (a)                         20,000
       400   Coleman Inc. (a)                                 4,625
       500   Commercial Intertech Corp.                       9,062
       400   Computer Learning Centers Inc. (a)               9,950
       200   Consolidated Cigar Holdings Inc. (a)             2,450
       300   Consolidated Graphics Inc. (a)                  17,700
       700   Consolidated Products Inc. (a)                  14,787
     1,000   Converse Inc. (a)                                5,500
     1,300   Adolph Coors Co. Class B                        44,200
       300   Copart Inc. (a)                                  6,937
       300   Cost Plus Inc. (a)                               8,925
       300   Cox Radio Inc. (a)                              12,975
       500   CPI Corp.                                       11,906
       200   Cross-Continent Auto Retailers Inc. (a)          1,387

---------
      12

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       200   CSS Industry Inc. (a)                     $      6,550
       700   Cylink Corp. (a)                                 8,400
       400   Daisytek International Corp. (a)                10,175
       400   Dames & Moore Group Inc.                         5,150
       200   Data Processing Resource Corp. (a)               6,212
       400   Day Runner Inc. (a)                             10,075
       133   Del Labs Inc.                                    2,893
       100   Delia's Inc. (a)                                 1,562
       700   Department 56 Inc. (a)                          24,850
     2,000   Devry Inc. (a)                                  43,875
       300   Discount Auto Parts Inc. (a)                     7,800
       400   Donna Karan International Inc. (a)               5,875
       100   Dover Downs Entertainment Inc.                   3,100
       600   Dress Barn Inc. (a)                             14,925
       800   Eagle Hardware Garden (a)                       18,500
       300   Educational Management Corp. (a)                 9,862
       800   Einstein/Noah Bagel Corp. (a)                    3,700
       300   Emmis Broadcasting Corp. (a)                    14,344
     1,300   Employee Solutions Inc. (a)                      4,956
       600   Enesco Group Inc.                               18,450
       300   Equity Corporation International (a)             7,200
     1,000   Ethan Allen Interiors Inc.                      49,937
       600   Fabri Centers America Inc. Class A (a)          16,425
       681   Fairchild Corp. (a)                             13,748
     1,600   Fairfield Communities Inc. (a)                  30,700
       550   Family Golf Centers Inc. (a)                    13,922
     1,700   Fedders Corp.                                   11,369
       400   Fine Host Corp. (a)                                875
     1,700   Fingerhut Companies Inc.                        56,100
       600   Finish Line Inc. (a)                            16,875
       600   Firearms Training System Inc. (a)                1,500
     1,400   First Brands Corp.                              35,875
     1,200   Florida Panthers Holdings Inc. (a)              23,625
     1,400   Foodmaker Inc. (a)                              23,625
     1,000   Footstar Inc. (a)                               48,000
       300   Fossil Inc. (a)                                  7,462
       900   Franklin Covey Co. (a)                          17,325
       400   Friedmans Inc. Class A (a)                       6,625
     1,900   Furniture Brands International Inc. (a)         53,319
       700   G & K Services Inc. Class A                     30,537
       300   Gadzooks Inc. (a)                                8,269
       600   Galoob Toys Inc. (a)                             6,000
       600   Garden Ridge Corp. (a)                          11,625
       200   GC Companies Inc. (a)                           10,375
     1,200   Gencorp Inc.                                    30,300
       900   Genesco Inc. (a)                                14,681
     3,500   Geotek Communications (a)                          547
       600   Gibson Greetings Inc. (a)                       15,000
       500   Global Directmail Corp. (a)                      6,312
       800   Global Industrial Technologies Inc. (a)         11,500
     1,200   Golden Books Family Entertainment Inc.
               (a)                                            4,613
       200   Goody's Family Clothing Inc. (a)                10,975
     1,100   Grand Casinos Inc. (a)                          18,425
  Shares                                                  Value
----------                                             ------------
       600   Great Atlantic & Pacific Tea Inc.         $     19,837
     1,200   Griffon Corp. (a)                               15,375
       700   Guess Inc. (a)                                   3,456
       500   Guitar Center Management Inc. (a)               15,062
       800   Gulford Mills Inc.                              16,000
       900   Gymboree Corp. (a)                              13,641
       800   Ha-Lo Industry Inc. (a)                         24,900
       800   Hancock Fabrics Inc.                            10,000
     1,300   Handleman Co. (a)                               14,950
       700   Harman International Industry Inc.              26,950
     1,000   Hartmarx Corp (a)                                7,562
       900   Heftel Broadcasting Corp. Class A (a)           40,275
     2,100   Heilig Meyers Co.                               25,856
       400   Herbalife International Inc.                     9,850
     1,100   Hollywood Entertainment Corp. (a)               14,919
       700   Hollywood Park Inc. (a)                          8,837
       800   Homestead Village Properties Inc. (a)            9,500
     1,200   Host Marriott Service Corp. (a)                 17,475
     1,100   Houghton Mifflin Co.                            34,925
       400   Huffy Corp.                                      7,250
       300   IHOP Corp. (a)                                  12,412
       500   Inacom Corp. (a)                                15,875
       900   Innkeepers USA Trust                            11,362
       200   Insilco Corp. (a)                                8,875
     1,400   Interim Services Inc. (a)                       44,975
       432   International Technology Corp. (a)               4,104
       400   Iron Mountain Inc. (a)                          17,900
       200   ITT Educational Services Inc. (a)                6,450
     1,900   Jacor Communications Inc. (a)                  112,100
     1,100   John H Harland Co.                              18,631
       500   John Wiley & Sons Inc. Class A                  30,437
     1,700   Journal Register Co. (a)                        28,475
       800   Just For Feet Inc. (a)                          22,800
       600   Justin Industries Inc.                           9,675
       500   K2 Inc.                                          8,812
       800   Kaman Corp. Class A                             15,225
       800   Kellwood Co.                                    28,600
       600   Kelly Services Inc. Class A                     21,225
       144   Kimco Realty Corp.                               3,906
       400   Kimco Realty Corp. Preferred Class B            16,400
       600   La Z Boy Inc.                                   33,900
     8,480   Laidlaw Environmental Services Inc. (a)         30,740
       750   Lamar Advertising Co. (a)                       26,906
       900   Landry's Seafood Restaurants (a)                16,284
       500   Lands End Inc. (a)                              15,812
       400   Learning Tree International Inc. (a)             8,050
       600   Libbey Inc.                                     22,987
     1,000   Linens n Things Inc. (a)                        30,562
       600   Lo-Jack Corp. (a)                                7,462
     1,300   Lone Star Steakhouse Saloon (a)                 17,956
     1,100   Longs Drug Stores Inc.                          31,762
       800   Luby's Cafeterias Inc.                          14,050
       600   Lycos Inc. (a)                                  45,225

                                                                       13-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
     1,400   Mail-Well Inc. (a)                        $     30,362
     2,100   Malibu Entertainment Worldwide Inc. (a)          3,675
       700   Marcus Corp.                                    12,512
       900   Marvel Entertainment Group Inc. (a)                252
       400   May & Speh Inc. (a)                              7,950
       700   McClatchy Newspapers Inc.                       24,237
       400   Media General Inc. Class A                      19,500
       400   Memberworks Inc. (a)                            12,900
       750   Mens Wearhouse Inc. (a)                         24,750
       500   Merrill Corp.                                   11,031
     1,000   Metamor Worldwide Inc. (a)                      35,187
       300   Metro Networks Inc. (a)                         12,937
     1,600   Metromedia International Group Inc. (a)         19,100
       300   Metzler Group Inc. (a)                          10,987
       900   Michaels Stores Inc. (a)                        31,753
     1,200   Micro Warehouse Inc. (a)                        18,600
     1,938   Midway Games Inc. (a)                           30,281
       300   Mikasa Inc.                                      3,825
       400   Morrison Health Care Inc.                        7,600
     1,500   National Media Corp. (a)                         1,687
       200   National Preston Industries Inc.                 7,787
     1,300   Nautica Enterprises Inc. (a)                    34,856
       200   NCO Group Inc. (a)                               4,400
       400   Nelson Thomas Inc.                               5,350
       400   New England Business Services Inc.              12,900
       700   NFO Worldwide Inc. (a)                          12,469
       500   Norrell Corp.                                    9,969
       400   North Face Inc. (a)                              9,600
       300   NPC International Inc. (a)                       3,675
       400   Nu Skin Asia Inc. (a)                            7,800
       500   O'Sullivan Industrial Holdings Inc. (a)          7,000
       700   Oakley Inc. (a)                                  9,362
     1,200   Object Design Inc. (a)                           7,200
     1,800   Ogden Corp.                                     49,837
       400   On Assignment Inc. (a)                          13,975
       400   On Command Corp. (a)                             5,550
       500   Oneida Ltd.                                     15,312
       300   Oshkosh B'Gosh Inc. Class A                     13,350
     2,250   Outdoor Systems Inc. (a)                        63,000
       200   Oxford Industries Inc.                           6,987
       750   Pacific Sunwear California Inc. (a)             26,250
        33   Panavision Inc. (a)                                866
       700   Papa Johns International Inc. (a)               27,606
       700   Paragon Trade Brands (a)                         2,144
       400   Paul Harris Stores Inc. (a)                      5,300
       700   Paxson Communications Corp. (a)                  8,487
       200   Pennsylvania National Gaming Inc. (a)            1,512
       200   Penske Motorsports Inc. (a)                      5,837
     1,200   Personnel Group America Inc. (a)                24,000
       700   Petco Animal Supplies (a)                       13,956
       800   Phillips Van Heusen Corp.                       11,800
     2,400   Pier 1 Imports Inc.                             57,300
       200   Pillowtex Corp.                                  8,025
  Shares                                                  Value
----------                                             ------------
       300   Pinkertons Inc. (a)                       $      6,225
       300   Pixar Inc. (a)                                  18,112
       600   Plantronics Inc. (a)                            30,900
       600   Playboy Enterprises Inc. (a)                    10,650
       800   Pre-Paid Legal Services Inc. (a)                25,250
       300   Precision Response Corp. (a)                     2,400
       400   Premier Packages Inc. (a)                       26,650
       200   Primadonna Resorts Inc. (a)                      2,869
     1,800   Prime Hospitality Corp. (a)                     31,387
     2,800   Proffitts Inc. (a)                             113,050
       400   Pulitzer Publishing Co.                         35,700
       300   QRSI Corp. (a)                                  11,287
       500   Quiksilver Inc. (a)                              9,969
       500   Quintel Entertainment Inc. (a)                   1,937
       800   Rainforest Cafe Inc. (a)                        11,100
       300   Rare Hospitality International (a)               4,406
     1,000   Red Roof Inns Inc. (a)                          16,937
       600   Regis Corp.                                     17,737
       500   Rental Service Corp. (a)                        16,812
       500   Renters Choice Inc. (a)                         14,187
       700   Rio Hotel & Casino Inc. (a)                     13,212
       700   Rockshox Inc. (a)                                2,800
       700   Rollins Inc.                                    14,350
     1,267   Romac International Inc. (a)                    38,485
     1,200   Royal Appliance Manufacturing Co. (a)            7,500
     1,000   Ruby Tuesday Inc.                               15,500
       500   Rural/Metro Corp. (a)                            6,500
       400   Russ Berrie & Co.                               10,000
     1,800   Ryans Family Steak House Inc. (a)               18,450
       375   Saga Communications (a)                          5,250
       291   Samsonite Corp. (a)                              3,146
       500   Sbarro Inc. (a)                                 13,562
       500   Scholastic Corp. (a)                            19,937
       300   Scientific Games Holdings Corp. (a)              6,900
       600   Seattle Filmworks Inc. (a)                       4,631
       300   Sequa Corporation Class A (a)                   20,025
     4,000   Service Merchandise Inc. (a)                     6,250
       300   SFX Entertainment Inc. (a)                      13,762
     1,900   Shoneys Inc. (a)                                 6,650
       500   Shopko Stores Inc. (a)                          17,000
       500   Showbiz Pizza Time (a)                          20,156
       600   Signature Resorts Inc. (a)                       9,900
       800   Sinclair Broadcasting Group Inc. (a)            23,000
     2,000   Sitel Corp. (a)                                 13,250
       700   Snyder Communications Inc. (a)                  30,800
       700   Sodak Gaming Inc. (a)                            4,375
       600   Sonic Corp. (a)                                 13,425
       400   Speedway Motorsports Inc. (a)                   10,225
       900   Spelling Entertainment Group Inc. (a)            8,437
     1,000   Spiegel Inc. Class A (a)                         7,187
     1,100   Sports Authority Inc. (a)                       16,431
       500   Springs Industries Inc.                         23,062
       600   St. Johns Knits Inc.                            23,175

---------
      14

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       500   Staffmark Inc. (a)                        $     18,312
     1,000   Stage Stores Inc. (a)                           45,250
       700   Station Casinos Inc. (a)                        10,281
       700   Stein Mart Inc. (a)                              9,450
       200   Strayer Education Inc.                           7,250
     1,700   Stride Rite Corp.                               25,606
       700   Sturm Ruger & Company Inc.                      11,725
       300   Suburban Lodges America Inc. (a)                 4,537
       600   Sunburst Hospitality Corp. (a)                   4,162
     2,100   Sunglass Hut International Inc. (a)             23,231
       800   Superior Services Inc. (a)                      24,050
     1,050   Sylvan Learning Systems Inc. (a)                34,387
       900   Telespectrum Worldwide (a)                       7,875
       700   Thermolase Corp. (a)                             5,075
       200   Timerland Co. (a)                               14,387
       300   TMP Worldwide Inc. (a)                          10,462
     2,000   Topps Inc. (a)                                   6,188
       500   Toro Co.                                        17,125
       400   Toy Biz Inc. (a)                                 3,700
       600   Triarc Companies Inc. (a)                       13,162
     1,300   True North Communications Inc.                  38,025
       900   Trump Hotels & Casino Resort (a)                 6,356
     1,400   Tultex Corp. (a)                                 3,412
       300   Ugly Duckling Corp. (a)                          2,906
       300   Unifirst Corp.                                   7,500
       500   United Auto Group Inc. (a)                      10,937
       200   United National Foods Inc. (a)                   5,700
     1,687   United States Filter Corp. (a)                  47,341
       600   United Stationers Inc. (a)                      38,850
       200   United Television Inc.                          22,900
       400   United Video Satellite Class A (a)              15,850
       300   Unitog Co.                                       6,600
       300   Urban Outfitters Inc. (a)                        5,475
       450   USA Network (a)                                 11,306
     1,000   Vail Resorts Inc. (a)                           26,625
       300   Value City Department Stores Inc. (a)            6,300
       700   Veterinary Centers of America Inc. (a)          13,169
       100   Vincam Group Inc. (a)                            1,962
       200   Vistana Inc. (a)                                 3,675
       300   Volt Information Services Inc. (a)               8,137
       500   Wackenhut Corp.                                 11,312
       400   Wackenhut Corrections Corp. (a)                  9,350
     1,300   Walter Industries Inc. (a)                      24,619
       500   WD-40 Co.                                       13,562
       300   West Marine Inc. (a)                             5,400
       600   West Teleservices Corp. (a)                      7,275
       900   Westwood One Inc. (a)                           22,697
       400   Wet Seal Inc. Class A (a)                       12,800
     1,400   Williams Sonoma Inc. (a)                        44,537
       400   Wilmar Industry Inc. (a)                        10,200
       700   Windmere-Durable Holdings (a)                   25,069
     1,100   WMS Industry Inc. (a)                            4,606
     1,400   World Color Press Inc. (a)                      49,000
  Shares                                                  Value
----------                                             ------------
       400   Young Broadcasting Inc. Class A (a)       $     26,000
     1,300   Zale Corp. (a)                                  41,356
     1,100   Zenith Electrics Corp. (a)                         330
                                                       ------------
                                                          6,225,892
                                                       ------------

Consumer Staples (2.2%)
       200   99 Cents Only Stores (a)                         8,300
       200   Block Drug Inc.                                  7,600
       500   Boston Beer Inc. (a)                             6,375
       200   Bush Boake Allen Inc. (a)                        5,862
       600   Canadaigua Brands Inc. (a)                      29,512
       600   Church & Dwight Inc.                            19,425
       100   Coca Cola Bottling Co.                           6,612
     1,500   Dimon Inc.                                      16,875
       500   Dominicks Supermarkets Inc. (a)                 22,281
       800   Dreyers Grand Ice Cream Inc.                    16,100
       800   Earthgrains Co.                                 44,700
     1,400   Fleming Companies Inc.                          24,587
       700   General Cigar Holdings Inc. (a)                  6,912
       300   Genovese Drug Stores Inc. Class A                5,887
     1,300   Homebase Inc. (a)                               10,319
       200   Ingles Markets Inc. Class A                      2,900
       600   International Multifoods Corp.                  16,500
       800   JM Smucker Co. Class A                          19,850
       600   Lance Inc.                                      13,425
       500   Michael Food Inc.                               14,687
       400   Nash Finch Co.                                   6,025
       100   National Beverage Corp. (a)                      1,087
       500   Natures Sunshine Products Inc.                  11,281
       400   Performance Food Group Inc. (a)                  7,950
       100   Pilgrims Pride Corp.                             2,000
     1,200   Playtex Products Inc. (a)                       19,125
     1,200   Ralcorp Holdings Inc. (a)                       22,650
     1,700   Richfood Holdings Inc.                          35,169
       200   Riviana Foods Inc.                               4,612
       100   Robert Mondavi Corp. (a)                         2,837
     1,000   Ruddick Inc.                                    18,125
       200   Sanderson Farms Inc.                             2,950
       600   Schweitzer-Mauduit International Inc.           17,400
       400   Smart & Final Inc.                               6,850
     1,100   Smithfield Foods Inc. (a)                       33,550
       800   Suiza Foods Corp. (a)                           47,750
       800   Twinlab Corp. (a)                               34,950
     1,300   U.S. Foodservice (a)                            45,581
     2,000   Universal Foods Corp.                           44,375
       500   Valhi Inc.                                       5,219
     1,000   Whole Foods Market Inc. (a)                     60,500
       300   Worthington Foods Inc.                           6,281
                                                       ------------
                                                            734,976
                                                       ------------

Durable Products (6.7%)
       200   ADE Corp. (a)                                    2,925
       100   Advanced Energy Industries (a)                   1,162

                                                                       15-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       200   AFC Cable Systems Inc. (a)                $      7,100
       100   Ag Chemical Equipment Inc. (a)                   2,212
       300   Alamo Group Inc.                                 5,700
       900   Allen Telecom Inc. (a)                          10,462
       400   Allied Products Corp.                            8,475
     3,800   Allied Waste Industries Inc. (a)                91,200
       600   Alpine Group Inc. (a)                           12,450
       400   American Homestar Corp. (a)                      9,575
     1,200   Ametek Inc.                                     35,175
     1,000   Antec Corp. (a)                                 23,187
     1,000   Applied Power Inc.                              34,375
     1,200   Artesyn Technologies Inc. (a)                   19,200
     1,800   Aspect Telecommunications Co. (a)               49,275
       400   Asyst Technology Corp. (a)                       5,050
       900   Baldor Electric Co.                             21,937
       700   Blount International Inc.                       19,950
       400   Brown & Sharpe Manafacturing Co. (a)             4,800
       200   C&D Technologies Inc.                           11,600
       500   California Microwave Inc. (a)                    8,750
       300   Cascade Corp.                                    5,475
       200   CFM Technologies Inc. (a)                        2,900
     1,700   Champion Enterprises Inc. (a)                   49,725
       300   Chart Industry Inc.                              7,162
     1,300   Cincinnati Milacron Inc.                        31,606
     1,200   Cognex Corp. (a)                                22,200
       400   Cohu Inc.                                        9,725
       400   Columbus McKinnon Corp.                         10,400
       800   Credence Systems Corp. (a)                      15,200
       700   CTS Corp.                                       20,650
       600   Cuno Inc. (a)                                   12,975
       200   Curtiss Wright Corp.                             7,837
     1,000   Cymer Inc. (a)                                  16,125
       500   Daniel Industry                                  9,500
       300   Detroit Diesel Corp. (a)                         6,469
       800   Dionex Corp. (a)                                21,100
     1,400   Donaldson Inc.                                  33,075
     1,200   DR Horton Inc.                                  25,050
       300   DT Industries Inc.                               7,275
       300   Ducommun Inc. (a)                                6,000
       200   Dupont Photomasks Inc. (a)                       6,900
       400   Electro Scientific Industry (a)                 12,625
       600   Electroglas Inc. (a)                             7,837
       400   Essex International Inc. (a)                     9,450
       600   FEI Co. (a)                                      5,587
     1,100   Fleetwood Enterprises Inc.                      44,000
     1,500   Flowerserve Corp.                               36,937
       500   Fluke Corp.                                     16,437
       200   Franklin Electric Inc.                          13,600
       900   FSI International Inc. (a)                       8,719
       400   Gardner Denver Machinery Inc. (a)               11,050
       200   General Binding                                  7,362
       900   General Cable Corp.                             25,987
     1,000   General Datacomm Industry Inc. (a)               5,000
  Shares                                                  Value
----------                                             ------------
     1,000   Genrad Inc. (a)                           $     19,750
       300   Gleason Corp.                                    8,437
       700   Graco Inc.                                      24,412
       600   Helix Technology Corp.                           9,000
       300   Hirsch International Corp. (a)                   2,587
       400   Holophane Corp. (a)                             10,200
     1,100   Idex Corp.                                      37,950
       700   Inter-Tel Inc.                                  11,200
     2,200   Interdigital Communications (a)                 11,825
       200   Intevac Inc. (a)                                 2,150
       400   Itron Inc. (a)                                   5,100
     1,600   JLG Industries Inc.                             32,400
       100   JPM Co. (a)                                      1,194
     1,400   Kaufman & Broad Home Corp.                      44,450
     1,100   Kennametal Inc.                                 45,925
     1,000   Kent Electrics Co. (a)                          18,312
     1,300   Kimball International Inc. Class B              23,562
       400   Knoll Inc. (a)                                  11,800
       600   Kuhlman Corp.                                   23,737
       800   Kulicke & Soffa Industry Inc. (a)               13,600
     1,600   Lennar Corp.                                    47,200
       450   Lindsay Manufacturing Co.                       12,206
       300   LS Starrett Co.                                 11,850
       900   Magnetek Inc. (a)                               14,175
       600   Manitowoc Inc.                                  24,187
       500   Matthews International Corp.                    12,281
       600   Micros Systems Inc. (a)                         19,856
       300   Moog Inc. Class A (a)                           11,456
       600   MTS System Corp.                                 9,637
       500   Nordson Corp.                                   23,500
       300   NVR Inc. (a)                                    12,319
       700   Oak Industries Inc. (a)                         24,762
     1,700   Oakwood Homes Corp.                             51,000
       600   OEA Inc.                                         9,600
       500   Omniquip International Inc.                      9,250
       200   Optical Cable Corp. (a)                          2,000
     1,300   Orbital Sciences Corp. (a)                      48,587
       500   Palm Harbor Homes (a)                           21,312
       300   Perceptron Inc. (a)                              3,600
     1,500   Picturetel Corp. (a)                            13,875
       600   PRI Automation Inc. (a)                         10,237
     1,200   Pulte Corp.                                     35,850
       800   Regal Beloit Corp.                              22,800
       300   Robbins & Myers Inc.                             8,719
     1,100   Robotic Vision Systems Inc. (a)                  5,087
       400   Rofin Sinar Technologies Inc. (a)                7,100
     1,100   Roper Industries Inc.                           28,737
       500   Ryland Group Inc.                               13,125
       400   Scotsman Industries Inc.                        11,100
       600   Scott Technologies Inc. (a)                      8,775
     1,100   Silicon Valley Group Inc. (a)                   17,669
       400   Specialty Equipment Companies Inc. (a)           9,050
     1,000   Standard Pacific Corp.                          20,625

---------
      16

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
     1,100   Stewart & Stevenson Services Inc.         $     19,800
       350   Superior Telecom Inc.                           14,569
       900   Symmetricom Inc. (a)                             5,400
       500   Technitrol Inc.                                 19,969
       300   Tennant Co.                                     13,275
       400   Terex Corp. (a)                                 11,400
       200   Thermedics Detection Inc. (a)                    1,925
       600   Thermedics Inc. (a)                              7,425
       500   Thermo Fibertek Inc. (a)                         5,156
       500   Thermo Terratech Inc. (a)                        2,250
       900   Toll Brothers Inc. (a)                          25,819
       400   Triumph Group Inc. (a)                          16,800
       300   Turbochef Inc. (a)                               2,700
       400   U.S. Home Corp. (a)                             16,500
       921   U.S. Office Products Co. (a)                    17,959
       700   Ultratech Stepper Inc. (a)                      13,825
     1,300   Uniphase Corp. (a)                              81,616
       300   Veeco Instruments Inc. (a)                       7,462
     1,100   Vicor Corp. (a)                                 15,262
     1,000   Waters Corp. (a)                                58,937
       700   Watts Industries Inc.                           14,612
     1,000   Wireless Telecom Group Inc. (a)                  3,812
       400   Woodhead Industry Inc.                           6,150
       300   Woodward Governor Co.                            9,262
       500   X-Rite Inc.                                      6,844
       300   Zygo Corp. (a)                                   4,444
                                                       ------------
                                                          2,258,791
                                                       ------------

Financial Services (25.0%)
       800   Aames Financial Corp.                           11,000
       400   Acceptance Insurance (a)                         9,825
       100   Advent Software Inc. (a)                         4,200
       400   Albank Financial Corp.                          28,225
       300   Alexandria Real Estate Equities                  8,981
       700   Alfa Corp.                                      14,525
       800   Allied Group Inc.                               37,450
       800   Amcore Financial Inc.                           19,200
       300   American Annuity Group Inc.                      7,219
       900   American General Hospitality Corp.              19,125
       800   American Health Properties Inc.                 20,000
       600   American Heritage Life Investments              13,875
     1,100   Americredit Corp. (a)                           39,256
       800   Amerin Corp. (a)                                23,350
       100   Ameritrade Holdings Corp. (a)                    2,700
       600   Amerus Life Holdings Inc.                       19,425
       500   AMLI Residential Properties                     10,719
     1,500   Amresco Inc. (a)                                43,687
       300   Anchor Bancorp Wisconsin Inc.                   11,719
     1,721   Apartment Investment & Management Co.           67,979
     1,500   Arcadia Financial Limited (a)                   11,344
     2,200   Arden Realty Group Inc.                         56,925
       400   Area Bancshares Corp.                           13,600
       700   Argonaut Group Inc.                             22,137
  Shares                                                  Value
----------                                             ------------
       600   Arthur J. Gallagher & Co.                 $     26,850
     2,375   Associated Banc Corp.                           89,359
       400   Associated Estates Realty Corp.                  7,475
       900   Astoria Financial Corp.                         48,150
     2,152   Avalon Bay Communities Inc.                     81,776
       200   BA Merchant Services Inc. (a)                    4,037
       400   Baldwin & Lyons Inc.                             9,300
       100   Bancfirst Corp.                                  4,650
     1,400   Bancorpsouth Inc.                               29,400
       800   Banctec Inc. (a)                                18,500
       375   Bank of Granite Corp.                           11,812
       700   Bank Plus Corp. (a)                              8,575
     1,000   Bank UTD Corp.                                  47,875
       600   Bankatlantic Bancorp                             7,725
       600   Banknorth Group Inc.                            22,200
       400   Barra Inc. (a)                                   9,800
       700   Bay View Capital Corp.                          22,225
       800   Bedford Property Investment Inc.                14,600
     1,300   Berkshire Realty Inc.                           15,194
     1,200   Billing Information Concepts (a)                18,600
     1,000   Bisys Group Inc. (a)                            41,000
       200   BOK Financial Corp. (a)                          9,450
       500   Boykin Lodging Co.                              10,844
       800   Bradley Real Estate Inc.                        16,900
     1,500   BRE Properties Inc.                             39,094
       400   Brenton Books Inc.                               8,175
       300   BSB Bancorp                                      9,075
       400   BT Financial Corp.                              10,600
       800   Burham Pacific Properties Inc.                  11,350
     1,579   Camden PropertyTrust                            46,975
       150   Capital City Bank Group Inc.                     4,706
       100   Capital Factors Holdings Inc. (a)                1,762
       400   Capital Re Corp.                                28,650
       300   Capitol Transamerica Corp.                       6,169
     2,200   Capstead Mortgage Corp.                         18,425
       800   Capstone Capital Corp.                          18,400
       500   CB Richard Ellis Services                       16,719
       800   CBL & Associate Properties Inc.                 19,400
       200   CBT Corp.                                        6,500
       700   CCC Information Services Group (a)              11,550
       600   Centerpoint Properties Trust                    19,837
     1,100   Century Business Services (a)                   22,000
     1,100   Charles E. Smith Residential Realty             35,200
       300   Chartwell Re Corp.                               8,831
     1,100   Chateau Communities Inc.                        31,625
       500   Chelsea GCA Realty Inc.                         20,000
       400   Chemical Financial Corp.                        17,075
       500   Chittenden Corp.                                17,500
       600   Citizens Bancshares Inc.                        19,800
       800   Citizens Banking Corp.                          26,900
       200   Citizens Corp.                                   6,262
       800   Cityscape Financial Corp. (a)                       38
       800   CMAC Inventory Corp.                            49,200

                                                                       17-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
     1,200   CNA Surety Corp. (a)                      $     17,700
       700   CNB Bancshares Inc.                             33,600
     1,300   Colonial Bancgroup Inc.                         41,925
     1,000   Colonial Properties Trust                       31,000
       700   Commerce Bancorp Inc.                           40,950
       700   Commerce Group Inc.                             27,125
     1,200   Commercial Federal Corp.                        37,950
     1,100   Commercial Net Lease Realty Inc.                17,806
       600   Commonwealth Bancorp Inc.                       13,762
       300   Community Bank System Inc.                       9,394
     1,500   Community First Bankshares                      39,281
       300   Community Trust Bancorp Inc.                     9,975
     3,600   Cornerstone Properties Inc.                     63,450
     1,300   Cornerstone Realty Income Trust                 14,869
       500   Cort Business Services Corp. (a)                15,750
       300   Corus Bankshares Inc.                           12,075
       900   Cousins Properties Inc.                         26,887
       300   CPB Inc.                                         5,625
     1,200   Crawford & Co. Class B                          22,500
       800   Credit Acceptance Corp. (a)                      6,800
     1,700   Crimi Mae Inc.                                  23,587
     1,200   Crown American Realty Trust                     11,625
       800   Cullen Frost Bankers Inc.                       43,400
       300   CVB Financial Corp.                              7,275
       500   Dain Rauscher Corp.                             27,375
       510   Delphi Financial Group Inc. (a)                 28,719
       100   Delta Financial Corp. (a)                        1,837
       900   Developers Diversified Realty                   35,269
       400   Dime Community Bancorp Inc.                     11,100
     1,200   Doral Financial Corp.                           21,000
       735   Downey Financial Corp.                          24,025
     1,700   Dynex Cap Inc.                                  18,912
     1,200   E Trade Group Inc. (a)                          27,525
       600   Eastgroup Property Inc.                         12,037
       600   Eaton Vance Corp.                               27,787
       600   Electro Rent Corp. (a)                          13,462
     1,000   Enhance Financial Services Group Inc.           33,750
       800   Envoy Corp. (a)                                 37,900
     1,300   Equity Inns Inc.                                17,144
       500   Essex Property Trust Inc.                       15,500
       400   Everen Capital Corp.                            11,200
       400   EW Blanch Holdings Inc.                         14,700
       800   Excel Realty Trust Inc.                         23,050
       400   Executive Risk Inc.                             29,500
       400   F & M Bancorporation Inc.                       16,700
       700   F & M National Corp.                            20,300
       200   Factset Research Systems Inc. (a)                6,500
       400   Fair Isaac & Co. Inc.                           15,200
     1,200   FBL Financial Group Inc.                        30,750
     1,400   Federal Realty Investment Trust                 33,687
     1,200   Felcor Suite Hotels Inc.                        37,650
       700   Fidelity National Financial Inc.                27,869
       503   Fifth Third Bancorp                             31,657
  Shares                                                  Value
----------                                             ------------
       300   Financial Federal Corp. (a)               $      8,044
     1,100   Financial Securities Assurance Holdings         64,625
       600   First American Financial Corp.                  54,000
       400   First Citizens Bancshares Class A               40,025
       600   First Colonial Bancorp Inc.                     16,650
       400   First Commerce Bancshares Class B               11,725
       800   First Commonwealth Financial Corp.              22,600
       600   First Federal Capital Corp.                     10,762
     1,200   First Financial Bancorp                         31,050
       300   First Financial Bankshares                      12,300
       200   First Financial Corp.                           10,075
       500   First Financial Holdings Inc.                   11,875
       360   First Industrial Corp.                           9,405
     1,300   First Industrial Realty Trust                   41,356
       600   First Midwest Bancorp                           26,381
       300   First Republic Bank of San Francisco (a)        10,837
       400   First Savings Bank Washington Bancorp           10,100
     1,173   First Source Bancorp Inc.                       11,363
       330   First Source Corporation                        11,797
       400   First United Bancshares Inc.                    19,550
     1,100   First Union Real Estate Equity &
               Mortgage Investments                          10,175
       400   First Western Bancorp Inc.                      11,775
       600   Firstbank Illinois Co.                          25,200
     1,000   Firstbank San Juan Puerto Rico                  26,000
       400   FirstFed Financial Corp. (a)                    20,800
       250   FirstFederal Financial Services Corp.            7,281
     1,000   FirstPlus Financial Group Inc. (a)              36,000
       200   Flagstar Bancorp Inc.                            4,875
       625   FNB Corp.                                       20,859
       800   Foremost Corp. of America                       19,300
     1,800   Franchise Financial Corp. America               46,687
     1,000   Fremont General Corp.                           54,187
     1,100   Frontier Insurance Group Inc.                   24,819
     2,275   Fulton Financial Corp.                          57,728
       200   Fund American Enterprises Holdings              29,600
       800   Gables Residential Trust                        21,700
       700   Gainsco Inc.                                     4,594
       600   GBC Bancorp California                          15,900
     1,300   General Growth Property Inc.                    48,587
       300   Getty Realty Corp.                               5,812
     1,100   Glenborough Realty Trust Inc.                   29,012
       800   Glimcher Realty Trust                           15,550
       300   Grand Premier Financial Inc.                     4,800
       500   Great Lakes Reit Inc.                            8,719
       300   Guarantee Life Companies Inc.                    6,562
       600   Hambrecht & Quist Group Inc. (a)                21,787
       300   Hamilton Bancorp Inc. (a)                       10,809
       300   Hancock Holding Co.                             15,900
     1,201   Harbor Florida Bankshares (a)                   14,337
       400   Harleysville Group Inc.                          8,300
       300   Harleysville National Corp.                     12,750
       300   Harris Financial Inc.                            6,600

---------
      18

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
     1,000   Hartford Life Inc.                        $     56,937
     1,400   HCC Insurance Holdings Inc.                     30,800
     1,100   Health Care Property Investments Inc.           39,669
       900   Health Care REIT Inc.                           22,950
       700   Healthcare Realty Trust                         19,075
       400   Heritage Financial Services Inc.                13,750
       600   HFNC Financial Corp.                             6,750
       500   Highlands Insurance Group Inc. (a)               9,250
     2,100   Highwoods Properties Inc.                       67,856
       400   Hilb Rogal & Hamilton Co.                        6,250
       300   Home Properties New York Inc.                    8,006
        70   Horizon Group Properties Inc. (a)                  462
     1,400   Hospitality Properties Trust                    44,975
     1,050   HSB Group Inc.                                  56,175
       800   Hubco Inc.                                      28,650
       400   IBS Financial Corp.                              7,600
     1,000   IMC Mortgage Co. (a)                            10,562
       800   IMPAC Mortgage Holdings Inc.                    12,450
     1,200   Imperial Bancorp (a)                            36,000
       800   Imperial Credit Industries Inc. (a)             18,800
     2,400   Indymac Mortgage Holdings Inc.                  54,600
       500   Interpool Inc.                                   7,219
       300   Interwest Bancorp Inc.                          13,012
       100   Investment Technology Group (a)                  2,750
       200   Investors Financial Services Corp.              10,600
     1,100   IRT Property Co.                                12,100
       600   Irvine Apartment Communities Inc.               17,362
       400   Irwin Financial Corp.                           11,625
       400   Jack Henry & Associates Inc.                    13,750
       700   JDN Realty Corp.                                22,312
       700   Jefferies Group Inc.                            28,700
       900   John Alden Financial Corp.                      19,800
       200   John Nuveen Co.                                  7,937
       600   JP Realty Inc.                                  14,137
       300   JSB Financial Inc.                              17,569
       100   Kansas City Life Insurance Co.                   9,100
     1,900   Keystone Financial Inc.                         70,300
       800   Kilroy Realty Corp.                             20,000
       300   Klamath First Bancorp Inc.                       5,719
       800   Koger Equity Inc.                               16,150
       900   Legg Mason Inc.                                 51,806
       400   Liberty Corp.                                   20,125
     2,100   Liberty Property Trust                          53,681
       400   Life Re Corp.                                   32,800
       900   Life USA Holdings Inc.                          11,644
       900   LNR Property Corp.                              23,062
       800   Long Beach Financial Corp. (a)                   8,800
       900   Long Island Bancorp Inc.                        54,675
       900   LTC Properties Inc.                             16,762
     1,000   Macerich Co.                                    29,312
     2,000   Mack Cali Realty Corp.                          68,750
       600   MAF Bancorp Inc.                                21,825
     1,200   Magna Group                                     67,800
  Shares                                                  Value
----------                                             ------------
       500   Mainstreet Bankgroup Inc.                 $     14,750
       800   Manufactured Home Communities Inc.              19,300
       200   Markel Corp. (a)                                35,600
       700   McDonald & Co. Investments Inc.                 22,969
       400   McGrath Rentcorp                                 8,450
       200   Meadowbrook Insurance Group Inc.                 5,437
       800   Medical Assurance Inc. (a)                      22,200
       300   Merchants New York Bancorp Inc.                 11,100
     5,700   Mercury Financial Co. (a)                          741
     1,100   Meridian Industrial Trust Inc.                  25,300
     1,500   Merry Land & Investments Inc.                   31,594
       100   Metris Companies Inc.                            6,375
       500   MGI Property Inc.                               13,094
       900   Mid Am Inc.                                     22,725
       600   Mid America Apartment Communities Inc.          15,787
       300   Mid America Bancorp                              9,712
       800   Mills Corp.                                     19,200
       200   Mississippi Valley Bancshares Inc.               7,900
       700   MMI Companies                                   16,187
       900   Morgan Keegan Inc.                              23,287
       500   NAC Re Corp.                                    26,687
       800   National Bancorp Alaska                         24,700
       400   National City Bancshares Inc.                   16,100
       400   National Golf Properties Inc.                   12,025
       800   National Health Investors Inc.                  26,500
       300   National Penn Bancshares Inc.                   10,200
       300   National Processing Inc. (a)                     3,206
       100   National Western Life Insurance Class A
               (a)                                           12,100
       200   Nationwide Financial Services Inc.              10,200
     1,600   Nationwide Health Properties Inc.               38,200
       400   NBT Bancorp Inc.                                10,150
       900   Nova Corp. (a)                                  32,175
       200   Nymagic Inc.                                     5,475
       600   Ocean Financial Corp.                           11,475
       700   Ocwen Asset Investment                          11,594
       900   Ocwen Financial Corp. (a)                       24,187
     1,000   Old National Bancorp                            47,750
       300   Omega Financial Corp.                           10,837
       700   Omega Healthcare Investments Inc.               24,587
     1,200   One Valley Bancorp Inc.                         43,650
       400   Oriental Financial Group Inc.                   14,750
     1,000   Orion Capital Corp.                             55,875
       700   Pacific Gulf Properties Inc.                    14,919
       300   Park National Corp.                             30,281
       200   PEC Israel Economic Corp. (a)                    4,775
     1,000   Penncorp Financial Group Inc.                   20,500
       400   Pennsylvania Real Estate Investments             8,875
       200   Pennsylvania Treaty American Corp. (a)           6,300
       400   People First Corp.                              14,000
     3,200   Peoples Heritage Financial Group                75,600
       600   PFF Bancorp Inc. (a)                            11,175
       200   Philadelphia Consumer Holding Corp. (a)          4,200
     1,700   Phoenix Investment Partners Limited             14,769

                                                                       19-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       800   Pioneer Group Inc.                        $     21,050
     1,700   PMT Services Inc. (a)                           43,244
       400   Poe & Brown Inc.                                14,875
     1,200   Policy Management Systems (a)                   47,100
     1,400   Post Properties Inc.                            53,900
     1,300   Prentiss Properties Trust                       31,606
       900   Presidential Life Corp.                         19,237
     1,258   Prime Retail Inc. Class A                       15,017
       120   Prime Retail Inc. Class B                        2,460
       300   Profit Recovery Group International Inc.
               (a)                                            8,381
       840   Provident Bankshares Corp.                      24,780
       400   PXRE Corp.                                      12,000
       500   Queens County Bancorp Inc.                      21,812
     1,350   Raymond James Financial Inc.                    40,416
     1,000   Realty Income Corp.                             26,375
     1,200   Reckson Associates Realty Corp.                 28,350
       500   Redwood Trust Inc.                               8,781
       900   Regency Realty Corp.                            22,612
       900   Reinsurance Group America Inc.                  53,212
       400   Reliance Bancorp Inc.                           15,325
       600   Republic Bancorp Inc.                           11,325
       500   Resource Bancshares Mortgage Group               9,312
       700   RFS Hotel Investments Inc.                      13,300
       700   Riggs National Corp.                            20,453
       200   Rightchoice Managed Care Inc. (a)                2,537
       600   Risk Capital Holdings Inc. (a)                  14,962
       375   RLI Corp.                                       15,258
     1,900   Rollins Truck Leasing Corp.                     23,512
     1,600   Roslyn Bancorp Inc.                             35,700
        96   RSI (a)                                            318
       400   S & T Bancorp Inc.                              22,100
       600   Santa Barbara Bancorp                           17,250
       300   Saul Centers Inc.                                5,194
       500   Scipe Holdings Inc.                             16,937
       700   Security Capital Atlantic Inc.                  15,619
       400   SEI Investments Co.                             24,800
     1,100   Selective Insurance Group Inc.                  24,647
     1,000   Shurgard Storage Centers Inc.                   27,750
       800   Silicon Valley Bancshares (a)                   28,475
     1,500   Sotherbys Holdings Inc.                         33,562
       300   Southern Pacific Funding Corp. (a)               4,706
       800   Southwest Bancorporation (a)                    15,050
     5,657   Sovereign Bancorp Inc.                          92,457
       300   Sovran Self Storage Inc.                         8,475
       300   SPS Transactions Services Inc. (a)               9,412
       200   St. Francis Capital Corp.                        7,750
     1,200   St. Paul Bancorp Inc.                           27,113
       200   State Auto Financial Corp.                       6,375
       750   Sterling Bancshares Inc.                        11,812
       600   Storage Trust Realty                            14,025
     1,000   Storage USA Inc.                                35,000
       200   Student Loan Corp.                               9,412
       100   Sumitomo Bank California                         3,775
  Shares                                                  Value
----------                                             ------------
       700   Summit Properties Inc.                    $     13,256
       600   Sun Communities Inc.                            19,875
     1,600   Sunstone Hotel Investments Inc.                 21,300
       800   Susquehanna Bancshares Inc.                     29,900
       300   Tanger Factory Outlet Centers                    9,506
     1,200   Taubam Centers Inc.                             17,100
       500   Texas Regional Bancshares Inc.                  16,375
       800   Thornburg Mortgage Asset Corp.                   9,750
       500   Town & Country Trust                             8,281
       600   TR Financial Corp.                              25,125
       400   Trans Financial Inc.                            22,950
       400   Trenwick Group Inc.                             15,538
       500   Triad Realty Inc. (a)                           17,000
       500   Triangle Bancorp Inc.                           15,688
       800   Trinet Corporation Realty Trust Inc.            27,200
       600   Trust Company New Jersey City                   16,200
       800   Trustco Bank Corp. New York                     21,000
     2,400   Trustmark Corp.                                 52,650
       700   U.S. Trust Corp.                                53,375
       600   UMB Financial Corp.                             29,700
     1,500   United Bankshares Inc. West Virginia            51,188
       900   United Companies Financial Corp.                14,063
       300   United Fire & Casualty Co.                      11,756
       300   Universal Health Realty                          6,000
       600   Urban Shopping Centers Inc.                     18,900
       200   USBancorp Inc.                                  15,463
       900   UST Corp.                                       23,850
       100   Value Line Inc.                                  3,825
       500   Vermont Financial Services Corp.                13,719
       500   Vesta Insurance Group Inc.                      10,656
       500   Walden Residential Properties Inc.              12,250
     1,300   Washington Real Estate Investment               22,588
     1,000   Webster Financial Corp.                         33,250
       700   Weeks Corp.                                     22,138
       600   Wesbanco Inc.                                   16,125
       500   West Coast Bancorp Oregon                       12,313
     1,500   Westamerica Bancorporation                      48,188
       300   Westcorp Inc.                                    4,125
       600   Western Investment Real Estate Trust             8,213
     1,600   Westernbank Puerto Rico                         27,000
       200   WFS Financial Inc. (a)                           1,400
       200   White River Corp. (a)                           18,100
       800   Whitney Holding Corp.                           40,600
       600   Winston Hotels Inc.                              7,500
       800   WR Berkley Corp.                                32,050
       400   WSFS Financial Corp.                             8,200
       600   Xtra Corp.                                      36,300
       400   Zenith National Insurance Corp.                 11,275
                                                       ------------
                                                          8,366,508
                                                       ------------

Health Care (9.5%)
       800   ABR Information Services Inc. (a)               19,000
       700   Access Health Inc. (a)                          17,850

---------
      20

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       800   Acuson Corp. (a)                          $     14,550
     1,300   Acxiom Corp. (a)                                32,419
       700   ADAC Laboratories (a)                           15,750
     1,400   Advanced Tissue Sciences Inc. (a)                6,213
       800   Affymetrix Inc. (a)                             19,250
     1,100   Agouron Pharmaceuticals Inc. (a)                33,344
       400   Algos Pharmaceutical Corp. (a)                  10,800
       700   Alkermes Inc. (a)                               12,513
     1,500   Alliance Pharmaceutical Corp. (a)                6,281
       500   Alpharma Inc.                                   11,000
       600   Alternative Living Services Inc. (a)            16,200
       400   American Homepatient Inc. (a)                    7,650
     1,100   American Oncology Resources Inc. (a)            13,441
       900   Amerisource Health Corp. (a)                    59,119
     1,400   Amylin Pharmaceuticals Inc. (a)                  5,294
       300   Andrx Corp. (a)                                 11,025
       200   Aphton Corp. (a)                                 3,325
       300   Applied Analytical Industry Inc. (a)             4,313
     2,000   Apria Healthcare Group Inc. (a)                 13,375
       500   Arrow International Inc.                        13,719
     2,300   Arterial Vascular Engineer Inc. (a)             82,225
       500   ATL Ultrasound Inc. (a)                         22,813
       300   Atria Communities Inc. (a)                       5,175
     1,300   AXYS Pharmaceuticals Inc. (a)                    9,263
     1,000   Ballard Medical Products                        18,000
       300   Barr Labs Inc. (a)                              11,925
       533   Bindley Western Industry Inc.                   17,589
       300   Bio-Rad Laboratories Inc. (a)                    9,188
     1,800   Bio Technology General Corp. (a)                12,769
       400   Biomatrix Inc. (a)                              16,400
       600   Cadus Pharmaceutical Corp. (a)                   4,650
       800   Cardiothoracic System Inc. (a)                   4,050
       300   Carematrix Corp. (a)                             8,081
       800   Carter Wallace Inc.                             14,450
     1,000   Cephalon Inc. (a)                                7,875
       900   Cerner Corp. (a)                                25,481
       800   Clintrials Research Inc. (a)                     3,900
       200   Closure Medical Corp. (a)                        4,975
     1,000   CNS Inc. (a)                                     4,656
     1,100   Columbia Labs Inc. (a)                           6,325
       300   Compdent Corp. (a)                               4,688
     1,500   Concentra Managed Care (a)                      39,000
       500   Conmed Corp. (a)                                11,500
       500   Cooper Companies Inc. (a)                       18,219
       800   Cor Therapeutics Inc. (a)                       11,100
     2,100   Covance Inc. (a)                                47,250
     2,400   Coventry Health Care Inc. (a)                   35,700
     1,500   Creative Biomolecules Inc. (a)                   7,219
       500   Curative Health Services (a)                    14,250
       700   Cygnus Inc. (a)                                  7,306
     2,300   Cytogen Corp. (a)                                1,797
       500   CYTYC Corp. (a)                                  8,156
       500   Datascope Corp. (a)                             13,281
  Shares                                                  Value
----------                                             ------------
       400   Diagnostic Products                       $     11,525
       400   Emisphere Technologies (a)                       4,825
       700   Enzo Biochem Inc. (a)                            9,363
       300   Express Scripts Inc. (a)                        24,188
     1,600   Fisher Scientific International Inc. (a)        23,100
     1,300   FPA Medical Management Inc. (a)                  1,503
       600   Fuisz Technologies Limited (a)                   6,638
       600   Geltex Pharmaceuticals Inc. (a)                 11,175
     3,100   Gensia Sicor Inc. (a)                           12,400
     1,100   Gilead Sciences Inc. (a)                        35,269
     1,700   Graham Field Health Products Inc. (a)            9,563
       600   Guilford Pharmaceuticals Inc. (a)               10,575
       800   Haemonetics Corp. (a)                           12,800
       400   HCIA Inc. (a)                                    5,150
       400   Healthplan Services Corp.                        7,000
       500   Heartport Inc. (a)                               3,281
       500   Henry Schein Inc. (a)                           23,063
       400   Hologic Inc. (a)                                 7,275
       800   Human Genome Sciences (a)                       28,550
       500   I-Stat Corp. (a)                                 5,625
     2,600   ICN Pharmaceuticals Inc.                       118,788
     1,200   ICOS Corp. (a)                                  22,950
       700   IDEC Pharmaceuticals Corp. (a)                  16,494
     1,200   IDEXX Labs Corp. (a)                            29,850
       200   IDX Systems Corp. (a)                            9,213
     3,100   Imatron Inc. (a)                                 8,525
     1,200   Immunomedics Inc. (a)                            5,325
       800   Incyte Pharmaceuticals Inc. (a)                 27,300
       600   Inhale Therapeutic Systems (a)                  14,850
     1,600   Integrated Health Services Inc.                 60,000
     1,400   Interneuron Pharmaceuticals (a)                  5,075
     1,000   Invacare Corp.                                  25,625
     1,000   ISIS Pharmaceuticals Inc. (a)                   13,688
       800   Jones Pharma Inc.                               26,500
       450   K V Pharmaceutical Co. Class B (a)              10,378
       200   KOS Pharmaceuticals Inc. (a)                     2,025
       200   Lab Holdings Inc.                                4,638
       100   Labone Inc.                                      1,663
     2,100   Laboratory Corp. American Holdings (a)           4,856
       300   Landauer Inc.                                    8,963
       400   Life Technologies Inc.                          12,550
     1,400   Ligand Pharmaceuticals Inc. (a)                 18,025
     1,800   Liposome Co. Inc. (a)                            9,731
       200   Lunar Corp. (a)                                  3,675
     1,100   Magellan Health Services (a)                    27,913
       800   Mariner Health Group (a)                        13,300
       500   Marquette Medical Systems Inc. (a)              12,828
       500   Martek Biosciences Corp. (a)                     7,281
       600   Maxicare Health Plans Inc. (a)                   4,050
     2,800   Medaphis Corporation (a)                        16,800
       900   MedImmune Inc. (a)                              56,138
       400   Medical Manager Corp. (a)                       11,050
       800   Medical Resources Inc. (a)                       2,450

                                                                       21-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       700   Medicis Pharmaceutical Corp. (a)          $     25,550
        30   Mediq Inc. Preferred (a)                           203
       800   Medquist Inc. (a)                               23,100
       900   Mentor Corp.                                    21,825
     1,800   Mid Atlantic Medical Services Inc. (a)          20,700
     1,000   Millennium Pharmaceuticals (a)                  14,125
       300   Minimed Inc. (a)                                15,713
       200   Miravant Medical Technologies (a)                4,419
       300   Myriad Genetics Inc. (a)                         4,388
     1,500   NABI Inc. (a)                                    4,547
       600   National Surgery Controls Inc. (a)              17,438
     1,800   NBTY Inc. (a)                                   33,075
       700   NCS Healthcare Inc. (a)                         19,950
       500   Neopath Inc. (a)                                 3,594
     1,200   Neoprobe Corp. (a)                               3,300
       600   Neurex Corp. (a)                                18,225
       400   Neurogen Corp. (a)                               7,100
     1,700   Neuromedical Systems Inc. (a)                    1,222
     1,100   Nexstar Pharmaceuticals Inc. (a)                10,966
     2,200   Novacare Corp. (a)                              25,850
       500   OEC-Medical Systems Inc. (a)                    11,250
     1,000   Organogenesis Inc. (a)                          19,750
     1,400   Orthodontic Controls America Inc. (a)           29,313
     1,000   Owens & Minor Inc.                              10,000
       200   Oxigene Inc. (a)                                 2,438
     1,200   Paracelsus Healthcare Corp. (a)                  3,750
     2,700   Paragon Health Network Inc. (a)                 43,538
       900   Parexel International Corp. (a)                 32,738
       600   Pathogenesis Corp. (a)                          17,400
       750   Patterson Dental Co. (a)                        27,469
       400   Pediatrix Medical Group (a)                     14,875
       200   Perclose Inc. (a)                                5,650
     2,400   Perrigo Co. (a)                                 24,150
       600   Pharmaceutical Product Development Inc.
               (a)                                           13,200
     2,400   Pharmerica Inc. (a)                             28,950
       200   PHP Healthcare Corp. (a)                         1,475
       700   Phymatrix Corp. (a)                              6,169
     1,100   Physician Computer Network (a)                   1,719
       900   Physician Reliance Network (a)                  10,294
     1,400   Physicians Resource Group Inc. (a)               6,388
       600   Physio-Control International Corp. (a)          15,788
       400   Possis Medical Inc. (a)                          5,000
       500   Prime Medical Services Inc. (a)                  4,688
       600   Protein Design Labs (a)                         14,456
     2,575   PSS World Medical                               37,659
       900   Psychemedics Corp.                               4,725
     1,100   Quest Diagnostics Inc. (a)                      24,063
       900   Regeneron Pharmaceuticals (a)                    8,297
     1,000   Renal Care Group Inc. (a)                       44,063
       450   Res-Care Inc. (a)                                8,297
     1,068   Respironics Inc. (a)                            16,621
     1,200   Rexall Sundown Inc. (a)                         42,300
       900   Roberts Pharmaceutical Corp. (a)                20,700
  Shares                                                  Value
----------                                             ------------
       300   Sabratek Corp. (a)                        $      6,825
     1,200   Safeskin Corp. (a)                              49,350
       600   Sangstat Medical Corp. (a)                      18,825
     1,400   Scios Inc. (a)                                  12,425
     1,000   Sepracor Inc. (a)                               41,500
     1,200   Sequus Pharmaceuticals (a)                      13,650
       600   Serologicals Corp. (a)                          19,350
       900   Sierra Health Services Inc. (a)                 22,669
       900   Sola International Inc. (a)                     29,419
       200   Sonus Pharmaceuticals Inc. (a)                   2,463
       300   Spacelabs Medical Inc. (a)                       5,025
       400   Staar Surgical Co. (a)                           6,225
     1,500   Summit Technology Inc. (a)                       8,156
     1,500   Sun Healthcare Group Inc. (a)                   21,938
       100   Sunquest Information Inc. (a)                      913
       400   Sunrise Assisted Living Inc. (a)                13,750
       600   Sunrise Medical Inc. (a)                         9,000
       200   Superior Consultant Holdings Co. (a)             8,625
       600   Techne Corp. (a)                                11,438
       800   Theragenics Corp. (a)                           20,850
       600   Theratech Inc. (a)                               6,075
       700   Thermo Cardiosystems Inc. (a)                   15,925
     2,568   Total Renal Care Holdings Inc. (a)              88,596
       600   Transition Systems Inc. (a)                      6,375
       700   Transkaryotic Therapies Inc. (a)                18,025
       200   Trex Medical Corp. (a)                           3,300
       600   Triangle Pharmaceuticals Inc. (a)                8,925
     1,500   Trigon Healthcare Inc. (a)                      54,281
     1,000   U.S. Bioscience Inc. (a)                         8,188
       300   United Wisconsin Services Inc.                   8,513
       900   Vertex Pharmaceuticals Inc. (a)                 20,250
       500   Vical Inc. (a)                                   8,469
       400   VISX Inc. (a)                                   23,800
       200   Vital Signs Inc.                                 3,650
       500   Vitalink Pharmacy Services Inc. (a)             11,031
     1,400   Vivus Inc. (a)                                   8,444
       100   Wesley Jessen Visioncare Inc. (a)                2,313
       500   West Inc.                                       14,156
     1,200   Zila Inc. (a)                                    8,700
                                                       ------------
                                                          3,194,927
                                                       ------------

Machinery & Manufacturing (.3%)
       800   Applied Industrial Technology Inc.              16,450
       300   Nacco Industries Inc.                           38,775
       300   Osmonics Inc. (a)                                3,600
     1,300   Rohn Industries Inc.                             6,094
       200   Thermospectra Corp. (a)                          2,550
       800   U.S. Industries Inc.                            19,800
                                                       ------------
                                                             87,269
                                                       ------------

Materials & Processes (8.7%)
     1,300   A. Schulman Inc.                                25,431
       400   ABT Building Products Corp.                      6,875

---------
      22

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       800   Acme Metals Inc. (a)                      $      4,000
       400   Advanced Lighting Technologies (a)               9,300
       100   AEP Industries Inc. (a)                          2,163
     1,900   Alaska Steel Holding Corp.                      33,963
       735   Albany International Corp.                      17,594
       800   Albemarle Corp.                                 17,650
       100   Alexanders Inc. (a)                              8,900
       300   Alltrista Corp. (a)                              7,669
       400   AM Castle & Co.                                  8,800
       300   Amcast Industrial Corp.                          5,588
     1,000   Amcol International Corp.                       12,063
       400   American Business Products                       8,200
     1,000   American Pad & Paper Co. (a)                     4,500
       600   American Residential Services Inc. (a)           6,750
       200   Ameron International Inc.                       11,563
     1,000   Apogee Enterprises Inc.                         15,313
       700   Aptargroup Inc.                                 43,531
       400   Arqule Inc. (a)                                  5,175
       200   Avatar Holdings Inc. (a)                         5,575
     1,100   Banta Corp.                                     33,963
       600   Barnett Inc. (a)                                12,150
       900   Belden Inc.                                     27,563
     1,000   Birmingham Steel Corp.                          12,375
     1,100   BMC Industry Inc.                                9,625
       700   Brady Wholesale Co.                             19,469
       600   Brush Wellman Inc.                              12,338
     1,000   Buckeye Technologies Inc. (a)                   23,563
     2,000   Burlington Industry Inc. (a)                    28,125
       200   Butler Manafacturing Co.                         6,813
     1,300   Calgon Carbon Corp.                             12,919
       700   Calmat Co.                                      15,400
       800   Cambrex Corp.                                   21,000
       900   Caraustar Industry Inc.                         25,988
       300   Carbide/Graphite Group Inc. (a)                  8,344
     1,000   Carlisle Companies Inc.                         43,063
       800   Carpenter Technology Corp.                      40,200
       500   Castle & Cooke Inc. (a)                          9,500
       400   Centex Construction Products                    15,400
       700   Century Aluminum Co.                            10,325
       450   Chase Industry Inc. (a)                          8,888
       300   Chemed Corp.                                    10,219
       700   Chemfirst Inc.                                  17,675
       700   Chesapeake Corp.                                27,256
       200   Citation Corp. (a)                               4,000
       400   Cleveland Cliffs Inc.                           21,450
       700   Coeur D'alene Mines Corp. (a)                    4,725
     2,300   Collins & Aikman Corp. (a)                      17,106
       500   Commercial Metals Co.                           15,375
       600   Commonwealth Industry Inc.                       6,000
     1,000   Cone Mills Corp. (a)                             8,625
       200   Culp Inc.                                        2,588
     1,300   Dal-Tile International Inc. (a)                 12,756
     1,100   DeKalb Genetics Corp.                          104,088
  Shares                                                  Value
----------                                             ------------
     1,400   Delta & Pine Land Co.                     $     62,300
       400   Deltic Timber Corp.                             10,025
       900   Dexter Corp.                                    28,631
       500   Elcor Corp.                                     12,625
       450   Encore Wire Corp. (a)                            7,256
       200   Fab Industry Inc.                                5,575
     1,400   Ferro Corp.                                     35,438
       500   Florida Rock Industry Inc.                      14,594
       500   Foamex International Inc.                        8,719
       200   Forest City Enterprises Class A                 11,838
       600   Furon Co.                                       10,875
       400   Galey & Lord Inc. (a)                            5,950
     2,000   Gaylord Container Corp. (a)                     15,375
       400   General Chemical Group Inc.                     11,100
       800   Geon Co.                                        18,350
     1,200   Georgia Gulf Corp.                              27,375
     1,100   Getchell Gold Corp. (a)                         16,500
       300   Giant Cement Holding Inc. (a)                    8,588
       100   Gibraltar Steel Corp. (a)                        2,050
       400   Granite Construction Inc.                       12,250
       500   Greif Brothers Corp. Class A                    18,688
       800   Grubb & Ellis Co. (a)                           11,400
       500   H.B. Fuller Company                             27,719
       300   Hach Co.                                         3,722
     2,400   Hecla Mining Co. (a)                            12,750
       700   Hexcel Corp. (a)                                15,838
       600   Hughes Supply Inc.                              21,975
       300   Hunt Corp.                                       7,106
       500   Imco Recycling Inc.                              9,250
       800   Insignia Financial Group Inc. (a)               19,600
     1,600   Interface Inc. Class A                          32,300
       600   Intermet Corp.                                  10,875
       600   Ionics Inc. (a)                                 22,125
       800   J & L Specialty Steel                            4,750
       800   Jacobs Engineering Group Inc. (a)               25,700
       600   Juno Lighting Inc.                              14,175
       900   Kaiser Aluminum Corp. (a)                        8,606
     1,200   Kaydon Corp.                                    42,375
       300   Laearonal Inc.                                   7,163
       200   Lawson Products Inc.                             5,150
     1,300   Lawter International                            14,138
       400   Layne Christensen Co. (a)                        4,950
       800   Lilly Industry Inc.                             17,300
       200   Liqui Box Corp.                                  9,475
       400   Lone Star Industry Inc.                         30,825
       800   Lone Star Technologies Inc. (a)                 12,200
     1,800   Longview Fibre Co.                              25,650
       600   Lydall Inc. (a)                                  8,738
     1,600   MA Hanna Co.                                    29,300
       700   Macdermid Inc.                                  19,775
       500   Material Sciences Corp. (a)                      5,813
       300   Maverick Tube Corp. (a)                          3,488
       200   Maxxam Inc. (a)                                 11,350

                                                                       23-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       200   McWhortor Technologies Inc. (a)           $      5,288
       600   Medusa Corp.                                    37,650
       100   Mestek Inc. (a)                                  2,138
       800   Minerals Technologies Inc.                      40,700
     1,000   Mississippi Chemical Corp.                      16,438
     1,200   Mohawk Industries Inc. (a)                      38,025
       400   Morrison Knudsen Corp. (a)                       5,625
     1,400   Mueller Industries Inc. (a)                     51,975
       700   Mycogen Corp. (a)                               16,822
       700   National Steel Corp.                             8,313
       100   NCH Corp.                                        6,406
       300   NCI Building Systems Inc. (a)                   17,325
       800   NL Industries Inc.                              16,000
       400   NN Ball & Roller Inc.                            4,775
       500   Nortek Inc. (a)                                 15,375
       800   OM Group Inc.                                   33,000
       800   Oregon Steel Mills Inc.                         14,900
     1,500   Paxar Corp. (a)                                 17,250
       100   Penn Engineering & Mfg. Corp. Class A            2,050
       900   PH Glatfelter Co.                               14,231
     1,100   Polymer Group Inc. (a)                          12,788
       500   Pope & Talbot Inc.                               5,844
       400   Price Enterprises Inc.                           7,350
       200   Puerto Rican Cement Inc.                         9,450
       500   Quanex Corp.                                    15,156
       400   Reliance Steel & Aluminum Co.                   15,450
       300   Republic Group Inc.                              6,300
       500   RMI Titanium Co. (a)                            11,375
     1,200   Rock-Tenn Co.                                   15,075
       200   Rouge Industries Inc.                            2,550
       200   Ryerson Tull Inc. (a)                            4,100
       700   Scotts Co. (a)                                  26,075
       400   Service Experts Inc. (a)                        13,800
       300   Shaw Group Inc. (a)                              7,800
       200   Shiloh Industries Inc. (a)                       4,050
       750   Shorewood Packaging Corp. (a)                   11,906
       700   Silgan Holdings Inc. (a)                        19,600
       200   Simpson Manufacturing Company Inc. (a)           7,725
       900   Southdown Inc.                                  64,238
       400   Spartech Corp.                                   8,575
       100   Special Metals Corp. (a)                         1,400
       400   SPS Technologies Inc. (a)                       23,400
       500   Standard Register Co.                           17,688
       400   Standex International Corp.                     11,850
       300   Stepan Co.                                       8,944
       700   Stillwater Mining Co. (a)                       18,988
       300   Stone & Webster Inc.                            11,888
       700   Synetic Inc. (a)                                39,900
       300   Synthetic Industries Inc. (a)                    4,369
       300   Tejon Ranch Co.                                  7,950
     1,600   Terra Industries Inc.                           14,400
       800   Tetra Tech Inc. (a)                             19,400
       400   Tetra Technologies Inc. (a)                      6,600
  Shares                                                  Value
----------                                             ------------
       800   Texas Industries Inc.                     $     42,400
       600   Thomas Industries Inc.                          14,663
       600   Titanium Metals Corp.                           13,238
       500   TJ International Inc.                           15,063
       100   Tractor Supply Co. (a)                           2,488
       300   Tredegar Industries Inc.                        25,463
       200   Tremont Corp.                                   11,238
       500   Triangle Pacific Corp. (a)                      27,500
       400   U.S. Can Corp. (a)                               5,875
       400   Universal Forest Products Inc.                   6,550
       200   USA Detergents Inc. (a)                          3,313
       700   Valmont Industries Inc.                         13,978
       600   Watsco Inc.                                     21,113
     1,700   Wausau-Mosinee Paper Co.                        38,888
       500   Webb Delivery Corp.                             12,969
     1,000   Wellman Inc.                                    22,688
       500   Wolverine Tube Inc. (a)                         19,000
       700   Wyman Gordon Co. (a)                            13,956
       400   Zero Corp.                                      11,350
       400   Zoltek Companies Inc. (a)                        8,050
                                                       ------------
                                                          2,899,213
                                                       ------------

Mining & Metals (.2%)
     3,800   Armco Inc. (a)                                  24,225
       524   Bethlehem Steel Corp. (a)                        6,517
     1,600   Kinross Gold Corp. (a)                           5,200
     1,300   Steel Dynamics Inc. (a)                         18,038
                                                       ------------
                                                             53,980
                                                       ------------

Oil, Gas, & Other Energy (3.4%)
       500   ACX Technologies Inc. (a)                       10,875
       800   Arch Coal Inc.                                  19,900
       400   Atwood Oceanics Inc. (a)                        15,925
     1,100   Barrett Resources Corp. (a)                     41,181
        22   Bayard Drilling Technologies (a)                   179
       400   Belco Oil & Gas Corp. (a)                        3,450
     1,100   Benton Oil & Gas Co. (a)                        11,688
       600   Berry Pete Co.                                   7,800
       800   Cabot Oil & Gas Corp.                           16,000
       700   Calpine Corp. (a)                               14,131
       200   Carbo Ceramics Inc.                              6,825
     2,398   Chesapeake Energy Corp.                          9,592
       600   Cliffs Drilling Co. (a)                         19,688
     1,000   COHO Energy Inc. (a)                             6,750
       900   Comstock Resource Inc. (a)                       6,694
     1,500   Cross Timbers Oil Co.                           28,594
       800   Devon Energy Corp.                              27,950
       700   Eastern Enterprises                             30,013
     1,300   Equitable Resource Inc.                         39,650
       500   Forcenergy Inc. (a)                              8,906
     1,100   Forest Oil Corp. (a)                            15,744
     1,900   Global Industry Limited (a)                     32,063
     3,500   Grey Wolf Inc. (a)                              11,156

---------
      24

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
        83   Gulfport Energy Corp. (a)                 $         93
     4,200   Harken Energy Corp. (a)                         20,213
       200   Holly Corp.                                      5,150
       300   Houston Exploration Co. (a)                      6,881
       500   HS Resources Inc. (a)                            7,281
     1,500   Input/Output Inc. (a)                           26,719
     1,000   KCS Energy Inc.                                 11,438
     3,900   Kelly Oil & Gas Corp. (a)                        9,019
       600   Key Energy Group Inc. (a)                        7,875
       800   Lomak Pete Inc.                                  8,350
       600   Louis Dreyfus Natural Gas Corp. (a)             11,363
     1,900   Marine Drilling Companies Inc. (a)              30,400
     1,400   Meridian Resource Corp. (a)                      9,888
     1,900   National Oilwell Inc. (a)                       50,944
     1,100   Newfield Exploration Co. (a)                    27,363
     2,400   Newpark Resources Inc. (a)                      26,700
       400   North Carolina Natural Gas Corp.                10,150
       700   Nuevo Energy Co. (a)                            22,488
       800   Oceaneering International Inc. (a)              14,200
     1,000   Oneok Inc.                                      39,875
     2,600   Parker Drilling Co. (a)                         18,363
       900   Patterson Energy Inc. (a)                        8,803
       600   Plains Resources Inc. (a)                       10,763
       700   Pool Energy Services Co. (a)                    10,325
     1,700   Pride International Inc. (a)                    28,794
     1,400   Quaker State Corp.                              22,925
       400   RPC Inc.                                         5,000
       200   Rutherford-Moran Oil Corp. (a)                   4,025
       500   Seacor Smit Inc. (a)                            30,656
       800   Seitel Inc. (a)                                 12,950
     1,000   Snyder Oil Corp.                                19,938
       400   St. Mary Land & Exploration Co.                  9,650
       400   Stone Energy Corp. (a)                          14,225
       600   Swift Energy Co. (a)                             9,563
       900   Tesoro Pete Corp. (a)                           14,288
       100   Thermo Ecotek Corp. (a)                          1,563
     1,300   Titan Exploration Inc. (a)                      11,538
       900   Tom Brown Inc. (a)                              16,931
       800   Transmontaigne Oil Co.                          11,900
       700   Trico Marine Services Inc. (a)                   9,581
       100   Trigen Energy Corp.                              1,381
     1,600   Tuboscope Inc. (a)                              31,600
       900   Unit Corp. (a)                                   5,456
     1,200   Varco International Inc. (a)                    23,775
       800   Veritas DGC Inc. (a)                            39,950
     1,100   Vintage Pete Inc.                               20,763
       600   Zeigler Coal Holding Co.                        10,275
                                                       ------------
                                                          1,136,125
                                                       ------------

Technology (12.3%)
       100   Act Manufacturing Inc. (a)                         950
       800   Actel Corp. (a)                                  8,600
       700   Adtran Inc. (a)                                 18,288
  Shares                                                  Value
----------                                             ------------
     1,700   Affiliated Computer Services (a)          $     65,450
     1,200   Alliance Semiconductor (a)                       4,238
       300   Alliant Techsystems (a)                         18,975
       500   Altron Inc. (a)                                  6,438
     1,700   Ampex Corp. (a)                                  3,506
       600   Amphenol Corp. (a)                              23,400
       500   Anadigics Inc. (a)                               6,813
       300   Analogic Corp.                                  13,425
       800   Analysts International Corp.                    22,700
     1,300   Anixter International Inc. (a)                  24,781
       200   APEX PC Solutions Inc. (a)                       5,575
     1,100   Applied Magnetics Corp. (a)                      8,388
       800   Apsen Technology Inc. (a)                       40,400
       400   Arbor Software Corp. (a)                        12,575
       300   Aspect Development Inc. (a)                     22,688
       600   ATMI Inc. (a)                                    9,000
     1,300   Auspex System Inc. (a)                           7,069
     1,100   Avant Corp. (a)                                 27,225
       900   Avid Technology Inc.                            30,150
       500   Aware Inc. (a)                                   5,656
       600   BEA System Inc.                                 13,763
       500   Bell & Howell Co. (a)                           12,906
       400   Benchmark Electrics Inc. (a)                     8,000
       600   Berg Electrics Corp. (a)                        11,738
       600   Black Box Corp. (a)                             19,913
       900   Boole & Babbage Inc. (a)                        21,488
     2,000   Borland International Inc. (a)                  14,750
       700   Broderbund Software Inc. (a)                    15,969
     1,350   Burr Brown Corp. (a)                            28,350
     1,200   C-Cube Microsystems Inc. (a)                    22,275
       900   Cable Design Technologies Co. (a)               18,563
       300   CACI International Inc. (a)                      6,319
       300   CDW Computer Centers Inc. (a)                   15,000
     1,300   Cellnet Data System Inc. (a)                    12,594
     1,000   Cellstar Corp. (a)                              12,938
     1,500   Cellular Technical Services Inc. (a)               703
     1,200   Checkpoint Systems Inc. (a)                     16,950
     1,100   CHS Electronics Inc. (a)                        19,663
       800   Ciber Inc. (a)                                  30,400
     2,300   Cirrus Logic Corp. (a)                          25,588
     1,450   Citrix System Inc. (a)                          99,144
       800   Clarify Inc. (a)                                10,800
       400   Coherent Communication System Corp. (a)         18,725
       800   Coherent Inc. (a)                               13,725
       300   Complete Business Solutions (a)                 10,781
       900   Compucom System Inc. (a)                         5,850
     1,000   Computer Horizons Corp. (a)                     37,063
       100   Computer Management Sciences Inc. (a)            2,375
       700   Computer Task Group Inc.                        23,450
     1,600   Comverse Technology Inc. (a)                    83,000
     2,100   Copytele Inc. (a)                                4,725
       900   CSG System International Inc. (a)               42,188
       200   Cubic Corp.                                      4,775

                                                                       25-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       700   Cybermedia Inc. (a)                       $      3,063
       300   Data Dimensions Inc. (a)                         5,119
     1,600   Data General Corp. (a)                          23,900
       300   Data Transmission Network Co. (a)               12,000
       300   Davox Corp. (a)                                  6,563
       200   DBT Online Inc. (a)                              5,400
       200   Deltek System Inc. (a)                           4,900
       300   Dialogic Corp. (a)                               8,925
     1,300   Diamond Multimedia System (a)                    8,897
       600   Digital Lightwave Inc. (a)                       1,950
       200   Digital Link Corp. (a)                           1,550
     1,500   Digital Microwave Corp. (a)                     10,875
       900   DII Group Inc. (a)                              15,356
       400   Documentum Inc. (a)                             19,200
     1,400   DSP Communications Inc. (a)                     19,250
       300   Dynatech (a)                                       938
       400   Edify Corp. (a)                                  4,050
     1,600   EG & G Inc.                                     48,000
       200   Eltron International Inc. (a)                    5,500
       400   Encad Inc. (a)                                   5,450
       900   ESS Technology Inc. (a)                          4,219
       600   Esterline Technologies Corp. (a)                12,338
       800   ETEC Systems Inc. (a)                           28,150
       300   Evans & Sutherland Computer (a)                  7,556
       800   Exabyte Corp. (a)                                6,675
       300   Exar Corp. (a)                                   6,300
     1,200   Filenet Corp. (a)                               34,650
       900   Fonix Corp. (a)                                  3,122
       100   Forrester Research Inc. (a)                      3,975
     1,000   Forte Software Inc. (a)                          6,000
     1,400   FTP Software Inc. (a)                            2,363
       300   Geotel Communications Corp. (a)                 12,225
       700   Gerber Scientific Inc.                          15,925
     2,400   Glenayre Technologies (a)                       25,800
     1,100   GT Interactive Software Corp. (a)                8,284
       400   HADCO Corp. (a)                                  9,325
     1,350   Harbinger Corp. (a)                             32,653
     1,400   HMT Technology Corp. (a)                        11,725
       800   HNC Software Inc. (a)                           32,650
       700   Hutchinson Technology Inc. (a)                  19,075
       700   Hyperion Software Inc. (a)                      19,950
       400   I2 Technologies Inc. (a)                        14,050
       700   Identix Inc. (a)                                 4,463
       700   IKOS Systems Inc. (a)                            2,734
     1,400   Imation Corp. (a)                               23,188
       300   Imnet Systems Inc. (a)                           4,013
       900   In Focus Systems Inc. (a)                        6,356
       400   Indus International Inc. (a)                     4,800
       900   Industri-Matematik International Corp.
               (a)                                            9,844
       450   Information Management Resource Inc. (a)        15,216
     1,000   Information Resources Inc. (a)                  18,500
       600   Innovex Inc.                                     7,838
       300   INSO Corporation (a)                             4,106
  Shares                                                  Value
----------                                             ------------
       400   Integrated Circuit Systems Inc. (a)       $      6,650
     2,900   Integrated Device Technology Inc. (a)           20,753
       700   Integrated Process Equipment Corp. (a)           7,875
       500   Integrated System Inc. (a)                       7,688
     1,700   Intergraph Corp. (a)                            14,556
       700   International Network Services (a)              28,700
     1,900   International Rectifier Corp. (a)               16,150
       900   Intersolv Inc. (a)                              14,456
       500   Intervoice Inc. (a)                              8,875
       400   JDA Software Group Inc. (a)                     17,500
     1,400   Kemet Corp. (a)                                 18,419
       300   Kronos Inc. (a)                                 10,875
     1,900   Learning Company Inc. (a)                       56,288
       200   Lecroy Corp. (a)                                 4,575
     1,300   Legato Systems Inc. (a)                         50,700
     1,150   Level One Communications Inc. (a)               27,025
       600   LHS Group Inc. (a)                              39,525
       700   Littelfuse Inc. (a)                             17,675
     1,700   LTX Corp. (a)                                    8,341
     1,100   Macromedia Inc. (a)                             20,556
       600   Manugistics Group Inc. (a)                      14,850
       600   Marshall Industries (a)                         16,350
       400   Mastec Inc. (a)                                  9,550
       400   Mastech Corp. (a)                               11,250
     2,300   Mentor Graphics Corp. (a)                       24,294
       600   Mercury Interactive Corp. (a)                   26,775
     1,100   Methode Electronics Inc. Class A                17,050
       200   Metro Information Services (a)                   7,825
       400   Micrel Inc. (a)                                 13,000
       800   Micro Linear Corp. (a)                           3,650
       700   Microage Inc. (a)                                9,931
       520   Microprose Inc. (a)                              2,308
       300   Microtouch Systems Inc. (a)                      5,569
       700   MRV Communications Inc. (a)                     14,525
     1,100   Mylex Corp. (a)                                  7,425
     1,000   National Computer Systems Inc.                  24,000
       500   National Instruments Corp. (a)                  17,875
       400   National Microsystems Corp. (a)                  6,400
       600   National Techteam Inc. (a)                       6,000
       300   Neomagic Corp. (a)                               4,650
     1,000   Network Appliance Inc. (a)                      38,938
       600   Network Computing Devices Inc. (a)               4,875
       700   Network Equipment Technologies (a)              10,981
       400   Nichols Research Corp. (a)                      10,925
     1,100   Nimbus CD International Inc. (a)                12,513
     1,800   Oak Technology Inc. (a)                          8,213
       400   Objective Systems Integrators Inc. (a)           2,950
       400   ODS Networks Inc. (a)                            2,600
     1,300   OIS Optical Imaging Systems Inc. (a)             1,219
       600   Open Market Inc. (a)                            11,325
     1,400   P-Com Inc. (a)                                  12,819
       400   Park Electrochemical Corp.                       8,450
       100   Pegasystems Inc. (a)                             2,713

---------
      26

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       500   Periphonics Corp. (a)                     $      6,281
       500   Phoenix Technology Limited (a)                   6,375
       700   Photronics Inc. (a)                             15,444
     1,000   Pioneer Standard Electronics Inc.                9,625
     2,700   Platinum Technology Inc. (a)                    77,119
       500   Plexus Corp. (a)                                 9,938
     1,100   PMC-Sierra Inc. (a)                             51,563
       500   Powertel Inc. (a)                                9,250
       100   Powerwave Technologies Inc. (a)                  1,675
     1,200   Premiere Technologies Inc. (a)                   9,956
       900   Premisys Communications Inc. (a)                22,388
     1,000   Primark Corp. (a)                               31,313
       400   Progress Software Corp. (a)                     16,400
       300   Project Software & Development Inc. (a)          6,019
       300   Proxim Inc. (a)                                  4,988
     1,600   Psinet Inc. (a)                                 20,800
       200   Radiant Systems Inc. (a)                         2,900
       200   Radisys Corp. (a)                                4,300
       500   Rambus Inc. (a)                                 30,563
     1,400   Ramtron International Corp. (a)                  4,856
     3,100   Rational Software Corp. (a)                     47,275
     1,700   Read-Rite Corp. (a)                             15,406
       700   Remec Inc. (a)                                   7,963
       700   Remedy Corp. (a)                                11,900
       600   Renaissance Worldwide Inc. (a)                  13,050
       300   Rogers Corp. (a)                                 9,900
     2,200   S3 Inc. (a)                                     11,138
       800   Sabre Group Holdings Inc. (a)                   30,400
     1,000   Safeguard Scientifics Inc. (a)                  41,688
       600   Sandisk Corp. (a)                                8,288
     1,600   Sanmina Corp. (a)                               69,400
     1,000   Santa Cruz Operation (a)                         4,750
       300   Sapient Corp. (a)                               15,825
       200   Sawtek Inc. (a)                                  2,950
       500   SDL Inc. (a)                                    11,938
       300   Seachange International Inc. (a)                 3,731
       400   Semtech Corp. (a)                                7,075
     1,600   Sequent Computer Systems Inc. (a)               19,300
       300   Sheldahl Co. (a)                                 2,644
     1,200   Shiva Corp. (a)                                 10,050
     2,009   Siebel Systems Inc. (a)                         64,790
       400   Siliconix Inc. (a)                               9,800
       300   Sipex Corp. (a)                                  6,450
       550   SLI Inc. (a)                                    14,369
       900   Smart Modular Technologies Inc. (a)             13,163
       400   Spectrian Corp. (a)                              6,475
       200   Speedfam International Inc. (a)                  3,688
       400   Splash Technology Holdings Inc. (a)              6,875
       200   SPSS Inc. (a)                                    4,650
       400   Stanford Telecommunications (a)                  5,925
     1,000   Stratus Computer Inc. (a)                       25,313
     1,300   Structural Dynamics Research Corp. (a)          30,063
       400   Supertex Inc. (a)                                4,850
  Shares                                                  Value
----------                                             ------------
       300   Sykes Enterprises Inc. (a)                $      6,019
     2,000   Symantec Corp. (a)                              52,250
     1,200   System Software Associates Inc. (a)              8,550
     1,200   Systems & Computer Technology (a)               32,400
     1,100   Systemsoft Corp. (a)                             1,650
       200   Tech-Sym Corp. (a)                               5,563
     1,000   Technology Solutions Co. (a)                    31,688
       400   Tekelec (a)                                     17,900
       600   Telxon Corp. (a)                                19,425
       100   Thermo Optek Corp. (a)                           1,481
       100   Thermoquest Corp. (a)                            1,494
       300   Thermotrex Corp. (a)                             5,138
       300   Transaction Network Services Inc. (a)            6,319
       500   Trident Microsystems Inc. (a)                    2,656
       800   Trimble Navigation Limited (a)                  12,950
       300   Triquint Semiconductor Inc. (a)                  5,700
       900   Unitrode Corp. (a)                              10,350
       700   USCS International Inc. (a)                     14,481
     1,000   Valence Technology Inc. (a)                      5,688
     1,500   Vanstar Corp. (a)                               21,844
       300   Vantive Corp. (a)                                6,150
     1,500   Veritas Software Co. (a)                        62,063
       700   Viasoft Inc. (a)                                11,331
       400   Videoserver Inc. (a)                             4,900
       900   Visio Corp. (a)                                 42,975
       500   VWR Scientific Products Corp. (a)               12,313
       500   Walker Interactive Systems Inc. (a)              7,375
       300   Wall Data Inc. (a)                               4,800
     1,400   Wang Labs Inc. (a)                              35,613
       300   Watkins-Johnson Co.                              7,800
       600   Westell Technologies Inc. (a)                    5,550
       400   Whittman-Hart Inc. (a)                          19,350
       700   Wind River Systems Inc. (a)                     25,113
       800   World Access Inc. (a)                           24,000
       800   Xircom Inc. (a)                                 12,450
     1,200   Xylan Corp. (a)                                 35,775
       900   Yahoo Inc. (a)                                 141,750
       600   Zebra Technologies Corp. (a)                    25,650
       500   Zitel Corp. (a)                                  2,125
       300   Zoran Corp. (a)                                  3,788
                                                       ------------
                                                          4,105,947
                                                       ------------

Transportation (4.3%)
       900   AAR Corp.                                       26,606
       600   Aftermarket Technology Corp. (a)                11,250
     1,100   Air Express International Corp.                 29,425
     1,800   Airborne Flight Corp.                           62,888
       300   Airnet System Inc. (a)                           4,838
     1,500   Airtran Holdings Inc. (a)                       11,297
       800   Alaska Air Group Inc. (a)                       43,650
     1,400   America West Holding Corp. (a)                  39,988
       800   American Freightways Corp. (a)                   8,000
       400   AO Smith Corp.                                  20,675

                                                                       27-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       900   Arctic Cat Inc.                           $      8,888
       700   Arnold Industry Inc.                            10,325
       800   ASA Holdings Inc.                               39,700
       300   Atlas Air Inc. (a)                              10,144
       500   Aviall Inc. (a)                                  6,844
       400   Avondale Industry Inc. (a)                      11,038
       400   Barnes Group Inc.                               10,825
       800   BE Aerospace Inc. (a)                           23,300
       500   Breed Technologies Inc.                          7,656
       100   Christiana Company Inc. (a)                      3,100
       400   Circle International Group Inc.                 11,200
       700   Coach USA Inc. (a)                              31,938
       500   Coachman Industries Inc.                        13,063
       800   Consolidated Freightways Corp. (a)              11,150
       400   Covenant Transport Inc. (a)                      7,800
       300   Eagle USA Airfreight Inc. (a)                   10,406
       400   Excel Industry Inc.                              5,725
       600   Exide Corp.                                     10,088
       900   Expeditors International of Washington          39,600
     1,500   Federal Mogul Corp.                            101,250
       400   Florida East Coast Industries                   11,700
       800   Fritz Companies Inc. (a)                        10,700
     2,600   Gentex Corp. (a)                                47,125
     2,100   Greyhound Lines Inc. (a)                        12,731
       200   Halter Marine Group Inc. (a)                     3,013
     1,100   Hayes Lemmerz (a)                               43,725
       600   Heartland Express Inc. (a)                      12,150
       400   Hvide Marine Inc. (a)                            5,425
       800   JB Hunt Transportation                          28,500
       900   Kirby Corp. (a)                                 22,725
       100   Kitty Hawk Inc. (a)                              1,700
       150   Knight Transportation Inc. (a)                   2,869
       400   Landstar Systems Inc. (a)                       13,975
       240   Marine Transport Corp. (a)                         975
       900   Mascotech Inc.                                  21,600
       450   Mesava Holdings Inc. (a)                        10,350
       550   Midwest Express Holdings Inc. (a)               19,903
     1,200   Miller Industries Inc. (a)                       9,300
       800   Modine Manufacturing Co.                        27,700
       600   Motivepower Industries Inc. (a)                 14,700
       300   MS Carriers Inc. (a)                             8,138
       500   Myers Industries Inc.                           12,000
     1,300   Newport News Shipbuilding Inc.                  34,775
       500   O'Reilly Automotive Inc. (a)                    18,000
       800   Offshore Logistics Inc. (a)                     14,200
     1,400   OMI Corp. (a)                                   11,200
     1,000   Overseas Shipholding Group                      20,375
       700   Pittston Co.                                    10,894
     1,000   Polaris Industries Inc.                         37,625
       400   Roadway Express Inc.                             7,550
       600   Simpson Industries Inc.                          8,213
       300   Skyline Corp.                                    9,788
       400   SPX Corp. (a)                                   25,750
  Shares                                                  Value
----------                                             ------------
       300   Standard Motor Products Inc. (a)          $      6,675
       600   Standard Products Co.                           16,875
       700   Superior Industries International Inc.          19,731
       750   Swift Transportation Co. (a)                    14,859
       900   TBC Corp. (a)                                    5,963
       300   Thor Industries Inc.                             8,306
       600   Titan International Inc.                        10,200
       600   Tower Automotive Inc. (a)                       25,725
     2,000   Trans World Airlines Inc. (a)                   20,750
       400   U.S. Rentals Inc. (a)                           15,775
       900   USFreightways Corp.                             29,559
       900   Wabash National Corp.                           23,175
       300   Walbro Corp. (a)                                 4,238
     1,000   Werner Enterprises Inc.                         19,063
       500   Westinghouse Air Brake Co.                      13,188
       500   Winnebago Industries                             6,375
       700   Wynns International Inc.                        13,475
     1,000   Yellow Corp. (a)                                18,563
                                                       ------------
                                                          1,444,526
                                                       ------------

Utilities & Energy (7.7%)
       400   Aerial Communications Inc. (a)                   2,500
     2,000   AGL Resources Inc.                              39,750
     1,300   Aliant Communications Inc.                      35,669
       600   American Mobile Satellite Co. (a)                5,850
       300   Aquarion Co.                                    10,256
       200   Aquila Gas Pipeline Corp.                        2,450
       500   Associated Group Inc. (a)                       20,500
     1,100   Atmos Energy Corp.                              33,550
       500   Bay Street Gas Co.                              19,156
       750   Black Hills Corp.                               17,250
     1,800   Cablevision System Corp. (a)                   150,300
       400   California Water                                10,050
       600   Cellular Communications International
               (a)                                           29,925
       600   Centennial Cellular Corp. (a)                   22,388
       600   Central Hudson Gas & Electric Co.               27,525
     1,100   Central Maine Power Co.                         21,450
     1,100   Century Communications Corp. (a)                20,625
       500   CFW Communication Co.                           11,625
       500   Cilcorp Inc.                                    24,000
       800   Cleco Corp.                                     23,800
       300   Colonial Gas Co.                                 8,588
       700   Commonwealth Energy System                      26,425
       400   Commonwealth Telephone Enterprise (a)           10,550
     1,900   Comsat Corp.                                    53,794
     3,600   Conectiv Inc.                                   73,800
       400   Connecticut Energy Corp.                        11,150
       500   Corecomm Inc. (a)                               13,125
       300   CTG Resource Inc.                                7,050
       300   E Town Corp.                                    11,250
       700   Eastern Utilities Association                   18,375
       300   Echostar Communications (a)                      7,219
     2,300   El Paso Electric Co. (a)                        21,131

---------
      28

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       600   Empire Distribution Electric Co.          $     12,525
     1,000   Energen Corp.                                   20,125
       800   General Communications Class A (a)               4,850
     1,200   Hawaiian Electric Industries                    47,625
     1,200   Highwaymaster Communications (a)                 5,100
       800   Indiana Energy Inc.                             23,900
     1,600   Intermedia Communications (a)                   67,100
     2,909   Interstate Energy                               94,543
       600   IXC Communications Inc. (a)                     29,100
       600   Jones Intercable Inc. Class A (a)               15,000
       600   Laclede Gas Co.                                 14,700
     1,800   Lincoln Electric                                39,825
       600   Madison Gas & Electric Co.                      13,725
     1,400   McLeod USA Inc. (a)                             54,425
     1,200   MDU Resources Group Inc.                        42,825
     1,200   Minnesota Power & Light Co.                     47,700
     1,800   Mobile Telecommunications Technologies
               (a)                                           42,131
     1,800   Nevada Power Co.                                46,350
       700   New Jersey Resources                            24,981
       500   North Pittsburgh Systems Inc.                    7,969
       800   Northwest Natural Gas Co.                       22,375
       600   Northwestern Corp.                              15,000
     1,100   NTL Inc. (a)                                    58,850
       400   NUI Corp.                                       10,175
     1,100   Omnipoint Corp. (a)                             25,231
       500   Orange & Rockland Utilities Inc.                26,844
       400   Otter Tail Power Co.                            14,825
       300   Pacific Gateway Exchange Inc. (a)               12,019
     1,600   Pagemart Wireless Inc. (a)                      14,500
     3,900   Paging Network Inc. (a)                         54,600
       300   Pennsylvania Enterprises Inc.                    8,081
       800   Philadelphia Suburban Corp.                     17,500
     1,100   Piedmont Natural Gas Inc.                       36,988
       500   Primus Telecommunications (a)                    9,469
     1,500   Public Service Co. New Mexico Inc.              34,031
       700   Public Service Co. North Carolina Inc.          15,225
     1,200   RCN Corp. (a)                                   23,250
     1,400   Rochester Gas & Electric Corp.                  44,713
       420   Semco Energy Inc.                                7,376
     1,100   Sierra Pacific Resources                        39,944
       900   Sigcorp Inc.                                    28,856
       500   Smartalk Teleservices Inc. (a)                   7,281
       300   South Jersey Industries Inc.                     8,288
       300   Southern California Water Co.                    8,138
       300   Southern United Co. (a)                          9,675
     1,000   Southwest Gas Corp.                             24,438
     1,000   Southwestern Energy Co.                          9,188
  Shares                                                  Value
----------                                             ------------
       600   TCA Cable TV Inc.                         $     36,000
     2,300   TCI Satellite Entertainment Inc. Class A
               (a)                                           13,513
     1,200   Tel-Save Holdings Inc. (a)                      17,700
       545   Teleport Communications Group Inc. (a)          29,566
       400   TNP Enterprises Inc.                            12,350
     1,200   UGI Corp.                                       29,850
     1,100   Unisource Energy Corp. Holding Co. (a)          17,325
       500   United Illumination Co.                         25,313
       900   United International Holdings Inc. Class
               A (a)                                         14,400
     1,500   United States Satellite (a)                     17,531
       900   United Water Resources Inc.                     16,200
     1,300   Vanguard Cellular Systems Inc. Class A
               (a)                                           24,538
     1,600   Washington Gas & Light Co.                      42,800
     2,000   Washington Water Power Co.                      44,875
       700   Western Gas Resource Inc.                       10,238
     2,800   Western Wireless Corp. (a)                      55,825
     1,400   Wicor Inc.                                      32,375
     1,400   Winstar Communications (a)                      60,113
       900   WPS Resources Corp.                             29,531
       400   Yankee Energy System Inc.                        9,850
                                                       ------------
                                                          2,572,328
                                                       ------------
Total common stocks
  (cost $31,692,570)                                     33,189,294
                                                       ------------

Principal
  amount
----------
SHORT-TERM INVESTMENTS (.8%)
 $ 282,000   U.S. Treasury Bills, 4.890% to 5.070%,
               due August, 1998 to September, 1998
               (cost $279,314)                              279,297
                                                       ------------

TOTAL INVESTMENTS (100.0%)
  (cost $31,971,884)                                     33,468,591
                                                       ------------

LIABILITIES, LESS CASH AND OTHER ASSETS (0.0%)
                                                               (721)
                                                       ------------
NET ASSETS (100.0%)                                    $ 33,467,870
                                                       ------------
                                                       ------------

Notes:

(a)  Non-income producing security.
At June 30, 1998, net unrealized appreciation of $1,496,707 consisted of gross unrealized appreciation of $3,723,903 and gross unrealized depreciation of $2,227,196 based on cost of $31,971,884 for federal income tax purposes.

                See accompanying notes to financial statements.

                                                                       29-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
COMMON STOCKS (97.4%)
Australia (2.2%)
     6,857   Amatil Ltd. Coca Cola (a)                 $     45,859
             MISCELLANEOUS FOOD PREPARATIONS
     2,500   Brambles Industries Ltd. (a)                    49,060
             MISCELLANEOUS TRANSPORTATION SERVICES
    19,559   Broken Hill Proprietary (a)                    165,326
             BITUMINOUS COAL AND LIGNITE MINING
    13,000   Coles Myer Ltd. (a)                             50,716
             RETAIL STORES
    16,700   CSR Ltd.                                        48,190
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
    25,900   Fosters Brewing Group Ltd. (a)                  60,945
             MISCELLANEOUS NON-DURABLE GOODS
     7,300   ICI Australia (a)                               43,171
             CHEMICALS AND ALLIED PRODUCTS
     3,045   Lend Lease Corp. Ltd. (a)                       61,565
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
    14,200   National Australia Bank Ltd. (a)               187,297
             FOREIGN BANKING
    17,600   News Corporation Ltd. (a)                      143,644
             COMMUNICATIONS SERVICES
    25,752   Normandy Mining Ltd. (a)                        21,050
             GOLD AND SILVER ORES
    21,200   Pacific Dunlop                                  34,263
             MISCELLANEOUS MANUFACTURING INDUSTRIES
    17,000   Pioneer International Ltd. (a)                  40,530
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     5,300   Rio Tinto Ltd. (a)                              63,014
             METAL MINING SERVICES
    11,500   Santos Ltd.                                     35,606
             CRUDE PETROLEUM AND NATURAL GAS
    47,700   Telstra Corporation (a)                        122,284
             COMMUNICATIONS SERVICES
    12,960   Western Mining Corp. Holding Ltd. (a)           39,003
             METAL MINING SERVICES
    29,748   Westfield Trust (a)                             57,104
             TRUSTS
    18,500   Westpac Banking Corp (a)                       112,841
             FOREIGN BANKING
                                                       ------------
                                                          1,381,468
                                                       ------------

Austria (.4%)
       840   Bank Austria AG (a)                             68,323
             FOREIGN BANKING
       840   Bank Austria Rights (a)                             44
             FOREIGN BANKING

  Shares                                                  Value
----------                                             ------------
       360   Oemv AG (a)                               $     48,221
             MISCELLANEOUS PRODUCTS OF PETROLEUM AND
             COAL
       620   Oest Elektrizatswirts Class A (a)               74,210
             NONCLASSIFIABLE ESTABLISHMENTS
       360   Va Technologie AG (a)                           44,791
             MACHINERY, EQUIPMENT, AND SUPPLIES
                                                       ------------
                                                            235,589
                                                       ------------

Belgium (1.6%)
       300   Barco N.V. (Industries) (a)                     83,848
             ELECTRIC SERVICES
        80   Bekaert SA (a)                                  66,434
             ELECTRIC SERVICES
       700   Cimenteries Cbr Cementbed (a)                   78,447
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     1,020   Delhaize Le Ps (a)                              71,271
             RETAIL STORES
       300   Electrabel                                      85,058
             ELECTRIC SERVICES
       300   Fortis AG (a)                                   76,592
             INSURANCE CARRIERS
       450   Gbl Group Bxl Lamb (a)                          90,822
             HOLDING OFFICES
       600   NV Union Miniere SA (a)                         37,087
             METALS AND MINERALS, EXCEPT PETROLEUM
       260   Petrofina SA NPV (a)                           106,732
             CRUDE PETROLEUM AND NATURAL GAS
       800   Reunies Electrobel & Tractebel (a)             117,173
             MISCELLANEOUS FOOD PREPARATIONS
       200   Royal Belge (a)                                 76,055
             INSURANCE CARRIERS
     1,250   Solvay Et Cie 'A' NPV (a)                       99,100
             CHEMICALS AND ALLIED PRODUCTS
                                                       ------------
                                                            988,619
                                                       ------------

Denmark (1.0%)
       100   D/S 1912 'B' (a)                                85,806
             SERVICES INCIDENTAL TO WATER
             TRANSPORTATION
        50   D/S Svendborg 'B' (a)                           61,082
             SERVICES INCIDENTAL TO WATER
             TRANSPORTATION
       950   Danisco A/S (a)                                 63,821
             MISCELLANEOUS MANUFACTURING INDUSTRIES
       600   Den Danske Bank (a)                             71,979
             FOREIGN BANKING
       700   Novo Nordisk A/S-B (a)                          96,495
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
     1,800   Tele Danmark 'B' (a)                           172,749
             TELEPHONE COMMUNICATIONS

---------
      30

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       800   Unidanmark (a)                            $     71,892
             FOREIGN BANKING
                                                       ------------
                                                            623,824
                                                       ------------

Finland (1.0%)
     2,400   Kesko Oy Osake (a)                              37,838
             MISCELLANEOUS BUSINESS SERVICES
    11,000   Merita Ltd. A Shares (a)                        72,578
             FOREIGN BANKING
     3,600   Nokia Oy A Shares                              264,759
             COMMUNICATIONS EQUIPMENT
     1,600   Nokia Oyj -- K Shares                          117,817
             COMMUNICATIONS EQUIPMENT
     3,000   Outokumpo Oy                                    38,276
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
     1,000   Sampo Insurance Co -- A Shares (a)              47,389
             INSURANCE AGENTS, BROKERS, AND SERVICE
     2,800   Upm-Kymmene (a)                                 77,062
             PAPER AND PAPER PRODUCTS
                                                       ------------
                                                            655,719
                                                       ------------

France (9.6%)
       400   Accor French Ord (a)                           111,941
             SERVICES
       600   Air Liquide Bonus Rights (a)                    12,416
             METALS AND MINERALS, EXCEPT PETROLEUM
       600   Air Liquide French (a)                          99,239
             METALS AND MINERALS, EXCEPT PETROLEUM
     1,600   Alcatel Alsthom                                325,768
             COMMUNICATIONS EQUIPMENT
     2,850   Axa Company Frf60                              320,541
             MISCELLANEOUS INVESTING
     1,900   Banque National De Paris (a)                   155,242
             COMMERCIAL BANKS
       700   Bic                                             49,785
             MISCELLANEOUS NON-DURABLE GOODS
       325   Bouygues (a)                                    59,022
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
       400   Canal Plus (a)                                  74,760
             SERVICES
       350   Carrefour Supermarche                          221,426
             GROCERY STORES
     1,200   Cie Generale Des Eaux (a)                      256,234
             SANITARY SERVICES
       800   Compagnie De Saint Goban                       148,329
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
        93   Comptoirs Modernes (a)                          48,453
             SERVICES
  Shares                                                  Value
----------                                             ------------
     2,300   Elf-Aquitaine                             $    323,353
             MISCELLANEOUS PRODUCTS OF PETROLEUM AND
             COAL
       300   Eridania Beghin Say                             66,242
             MISCELLANEOUS FOOD PREPARATIONS
       130   Essilor International (a)                       54,980
             MISCELLANEOUS NON-DURABLE GOODS
     8,600   France Telecom Sa (a)                          593,149
             TELEPHONE COMMUNICATIONS
       600   Groupe Danone (a)                              165,431
             MISCELLANEOUS FOOD PREPARATIONS
       875   Havas SA (a)                                    74,243
             ADVERTISING
       300   Imetal (a)                                      41,234
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
       590   L'Oreal (a)                                    328,177
             MISCELLANEOUS NON-DURABLE GOODS
     1,015   Lafarge Coppee French (a)                      104,924
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     1,400   Lagardere Groupe (a)                            58,283
             INVESTMENT OFFICES
       300   Legrand (a)                                     79,391
             MISCELLANEOUS DURABLE GOODS
       820   LVMH Company (a)                               164,108
             BEVERAGES
     1,250   Michelin B French Reg Shares (a)                72,155
             MOTOR VEHICLES AND MOTOR VEHICLE
             EQUIPMENT
     1,515   Paribas                                        162,124
             MORTGAGE BANKERS AND BROKERS
       900   Pernod-Ricard (a)                               62,371
             MISCELLANEOUS FOOD PREPARATIONS
       625   Peugeot SA (a)                                 134,386
             MOTOR VEHICLES AND MOTOR VEHICLE
             EQUIPMENT
       225   Pinault-Printemps-Redoute SA                   188,305
             DEPARTMENT STORES
       180   Promodes (a)                                    99,735
             GROCERY STORES
     3,250   Rhone Polenc (a)                               183,302
             METALS AND MINERALS, EXCEPT PETROLEUM
       100   Sagem S.A. (a)                                  77,803
             MISCELLANEOUS DURABLE GOODS
       950   Sanofi SA (a)                                  111,718
             MISCELLANEOUS NON-DURABLE GOODS
     1,500   Schneider SA (a)                               119,607
             MISCELLANEOUS DURABLE GOODS
     1,000   Seita (a)                                       45,319
             MISCELLANEOUS FOOD PREPARATIONS
       500   Sidel                                           36,387
             MISCELLANEOUS DURABLE GOODS

                                                                       31-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       750   Societe Generale-A                        $    155,929
             FOREIGN BANKING
       400   Sodexho Alliance (a)                            75,620
             SERVICES
     1,125   Suez Lyonnaise Des Eaux-Dumex (a)              185,142
             SERVICES
     1,000   Thomson Csf Ff 20 Fr Ord (a)                    38,041
             MISCELLANEOUS DURABLE GOODS
     2,000   Total S.A. -- Series B (a)                     260,005
             OIL AND GAS FIELD SERVICES
     2,400   Usinor Sacilor (a)                              37,075
             STEEL WORKS
       950   Valeo (a)                                       97,105
             MOTOR VEHICLES AND MOTOR VEHICLE
             EQUIPMENT
                                                       ------------
                                                          6,078,800
                                                       ------------

Germany (11.2%)
       500   Adidas Salomon AG Ord                           87,117
             MISCELLANEOUS TEXTILE GOODS
     2,135   Allianz AG Holding Ger Reg                     711,456
             INSURANCE AGENTS, BROKERS, AND SERVICE
        59   Allianz AG-New (a)                              19,497
             INSURANCE AGENTS, BROKERS, AND SERVICE
     6,750   BASF AG                                        319,731
             OTHER
     7,700   Bayer AG                                       397,150
             CHEMICALS AND ALLIED PRODUCTS
     2,750   Bayer Hypoth-Und Wechsel Bank (a)              174,290
             FOREIGN BANKING
     3,000   Bayerische Vereinsbank AG (a)                  255,120
             FOREIGN BANKING
     1,300   Beiersdorf (a)                                  82,752
             CHEMICALS AND ALLIED PRODUCTS
       335   Ckag Colonia Konzern AG (a)                     41,480
             INSURANCE AGENTS, BROKERS, AND SERVICE
     5,775   Daimler Benz (a)                               566,291
             MOTOR VEHICLES, PARTS AND SUPPLIES
     1,190   Degussa                                         73,244
             MISCELLANEOUS PRIMARY METAL PRODUCTS
     4,300   Deutsche Bank AG                               364,123
             FOREIGN BANKING
    22,900   Deutsche Telekom AG (a)                        617,842
             UTILITIES REGULATION AND ADMINISTRATION
     4,850   Dresdner Bank AG (a)                           261,975
             FOREIGN BANKING
       700   Heidelberger Zement AG (a)                      66,314
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
       925   Hochtief AG                                     44,327
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
  Shares                                                  Value
----------                                             ------------
       125   Karstadt AG Dem50 (a)                     $     60,387
             MISCELLANEOUS NON-DURABLE GOODS
       100   Linde AG German Ord                             70,082
             MACHINERY, EQUIPMENT, AND SUPPLIES
     4,120   Lufthansa AG (a)                               103,397
             AIR TRANSPORTATION & COURIER SERVICES
       200   M.A.N. AG Dm50 (a)                              77,782
             MACHINERY, EQUIPMENT, AND SUPPLIES
     3,500   Mannesmann AG                                  359,688
             MACHINERY, EQUIPMENT, AND SUPPLIES
     1,850   Merck Kgaa (a)                                  82,710
             CHEMICALS AND ALLIED PRODUCTS
     2,500   Metro AG (a)                                   151,659
             MISCELLANEOUS NON-DURABLE GOODS
       675   Muenchener Rueckversicherungs                  334,689
             INSURANCE CARRIERS
       195   Preussag AG Dm50 (a)                            69,572
             STEEL WORKS
     2,800   RWE AG (a)                                     165,980
             MISCELLANEOUS MANUFACTURING INDUSTRIES
       520   Sap AG (a)                                     315,451
             COMPUTER PROGRAMMING & DATA PROCESSING
       720   Schering AG (a)                                 84,843
             CHEMICALS AND ALLIED PRODUCTS
       300   SGL Carbon AG (a)                               34,936
             CHEMICALS AND ALLIED PRODUCTS
     5,350   Siemens AG German Ord                          326,477
             ELECTRIC SERVICES
       350   Thyssen AG Dm50 (a)                             88,613
             MISCELLANEOUS MANUFACTURING INDUSTRIES
     4,350   Veba AG                                        296,421
             MISCELLANEOUS MANUFACTURING INDUSTRIES
       250   Viag AG (a)                                    168,972
             UTILITIES REGULATION AND ADMINISTRATION
       250   Volkswagen AG Dm50 (a)                         240,300
             MOTOR VEHICLE DEALERS
                                                       ------------
                                                          7,114,668
                                                       ------------

Hong Kong (1.3%)
    16,800   Bank Of East Asia Hong Kong (a)                 18,211
             MISCELLANEOUS INVESTING
    44,000   Cathay Pacific Airways Ltd. (a)                 30,945
             AIR TRANSPORTATION & COURIER SERVICES
    16,000   Cheung Kong                                     78,672
             REAL ESTATE AGENTS AND MANAGERS
    18,500   CLP Holdings Ltd. (a)                           84,279
             UTILITIES REGULATION AND ADMINISTRATION
    16,000   Hang Seng Bank (a)                              90,442
             FOREIGN BANKING
     1,950   Hong Kong & China Gas (a)                           --
             UTILITIES REGULATION AND ADMINISTRATION
    42,900   Hong Kong & China Gas (a)                       48,717
             UTILITIES REGULATION AND ADMINISTRATION

---------
      32

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
    78,400   Hong Kong Telecom                         $    147,212
             UTILITIES REGULATION AND ADMINISTRATION
    24,000   Hutchison Whampoa                              126,679
             MISCELLANEOUS BUSINESS SERVICES
    16,000   New World Development (a)                       30,973
             REAL ESTATE AGENTS AND MANAGERS
    15,000   Sun Hung Kai Properties                         63,688
             REAL ESTATE AGENTS AND MANAGERS
    17,000   Swire Pacific Ltd. A (a)                        64,172
             MISCELLANEOUS BUSINESS SERVICES
    25,000   Wharf Holdings Ltd. (a)                         24,680
             REAL ESTATE AGENTS AND MANAGERS
     1,250   Wharf Holdings Ltd. Warrants (a)                    --
             REAL ESTATE AGENTS AND MANAGERS
                                                       ------------
                                                            808,670
                                                       ------------

Ireland (.5%)
    10,593   Allied Irish Banks PLC                         152,955
             FOREIGN BANKING
     4,700   CRH PLC (a)                                     66,735
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     8,990   Irish Life PLC (a)                              82,777
             INSURANCE AGENTS, BROKERS, AND SERVICE
    14,550   Jefferson Smurfit Group                         43,227
             PAPER AND PAPER PRODUCTS
                                                       ------------
                                                            345,694
                                                       ------------

Italy (5.2%)
     9,860   Assicurazione Generali Itl (a)                 320,614
             ACCIDENT AND HEALTH INSURANCE AND
             MEDICAL SERVICE
    26,000   Banca Commerciale Italiana                     155,483
             COMMERCIAL BANKS
    21,000   Banca Intesa SPA                               117,489
             FOREIGN BANKING
    29,000   Benetton Group                                  60,198
             RETAIL STORES
    36,000   Credito Italiano (a)                           188,449
             UTILITIES REGULATION AND ADMINISTRATION
    10,000   Edison SPA (a)                                  80,250
             COMMUNICATIONS SERVICES
    77,500   Eni SPA (a)                                    507,927
             RETAIL STORES
    38,000   Fiat SPA (a)                                   166,318
             RETAIL STORES
    10,200   Istituto Banc San Paolo Torina                 147,185
             COMMERCIAL BANKS
     7,500   Istituto Mobiliare Italiano (a)                118,140
             UTILITIES REGULATION AND ADMINISTRATION
    39,900   Istituto Nazionale Delle Assic (a)             113,352
             UTILITIES REGULATION AND ADMINISTRATION
  Shares                                                  Value
----------                                             ------------
    11,000   Italgas (a)                               $     44,803
             COMMUNICATIONS SERVICES
    14,200   Mediaset SPA                                    90,629
             COMMUNICATIONS SERVICES
     7,920   Mediobanca Banca Di Credito (a)                100,472
             COMMERCIAL BANKS
    57,000   Montedison SPA (a)                              70,703
             RETAIL STORES
    27,900   Parmalat Finanziaria SPA (Itl) (a)              56,896
             OTHER
    21,000   Pirelli SPA (a)                                 65,566
             RETAIL STORES
     4,550   R.A.S. SPA                                      59,257
             UTILITIES REGULATION AND ADMINISTRATION
     7,500   Sirti SPA (a)                                   40,800
             RETAIL STORES
    65,700   Telecom Italia Mobile (a)                      401,762
             COMMUNICATIONS SERVICES
    15,900   Telecom Italia Mobile -- Drnc (a)               53,669
             COMMUNICATIONS SERVICES
    39,500   Telecom Italia SPA                             290,767
             COMMUNICATIONS SERVICES
     9,600   Telecom Italia SPA -- Rnc                       46,473
             COMMUNICATIONS SERVICES
                                                       ------------
                                                          3,297,202
                                                       ------------

Japan (19.3%)
     2,000   Acom Co. Ltd. (a)                               94,967
             MISCELLANEOUS BUSINESS SERVICES
       990   Advantest Corp. (a)                             53,215
             ELECTRICAL INDUSTRIAL APPARATUS
     6,000   Ajinomoto Co. Inc. (a)                          52,527
             MISCELLANEOUS FOOD PREPARATIONS
     3,000   Alps Electronics Co. (a)                        35,666
             ELECTRICAL INDUSTRIAL APPARATUS
    18,000   Asahi Bank Ltd. (a)                             79,114
             FOREIGN BANKING
     5,000   Asahi Breweries Ltd. (a)                        63,047
             MISCELLANEOUS FOOD PREPARATIONS
    15,000   Asahi Chemical Industry Co. Ltd. (a)            54,039
             CHEMICALS AND ALLIED PRODUCTS
     7,000   Bridgestone Corp. (a)                          165,435
             FABRICATED RUBBER PRODUCTS
     8,000   Canon Inc.                                     181,575
             ELECTRICAL INDUSTRIAL APPARATUS
    10,000   Chiba Bank (a)                                  34,585
             FOREIGN BANKING
     6,000   Citizen Watch Co. Ltd. (a)                      49,501
             ANALYTICAL, OPTICAL, MEASURING &
             CONTROLLING INSTRUMENTS
     1,700   Credit Saison (a)                               33,685
             RETAIL STORES

                                                                       33-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
     7,000   Dai Nippon Printing Co. Ltd.              $    111,719
             MISCELLANEOUS MANUFACTURING INDUSTRIES
     8,000   Daiei Inc. (a)                                  18,734
             RETAIL STORES
     5,000   Daiichi Pharmaceutical (a)                      65,929
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
    10,000   Daiwa House Industry (a)                        88,266
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
    13,000   Daiwa Securities (a)                            55,921
             MISCELLANEOUS INVESTING
     8,000   Denso Corporation                              132,578
             MISCELLANEOUS TRANSPORTATION EQUIPMENT
        36   East Japan Rail (a)                            169,125
             MISCELLANEOUS TRANSPORTATION SERVICES
     4,000   Ebaba Corportation (a)                          35,566
             MACHINERY, EQUIPMENT, AND SUPPLIES
     3,000   Eisai Co. Ltd.                                  40,854
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
     2,200   Fanuc Co. (a)                                   76,089
             ELECTRICAL INDUSTRIAL APPARATUS
    23,000   Fuji Bank (a)                                  102,582
             FOREIGN BANKING
     5,000   Fuji Photo Film                                174,010
             CHEMICALS AND ALLIED PRODUCTS
     5,000   Fujikura Ltd. (a)                               22,264
             NONFERROUS FOUNDRIES (CASTING)
    16,000   Fujitsu Ltd. (a)                               168,317
             COMMUNICATIONS EQUIPMENT
     8,000   Furkukawa Electric (a)                          26,919
             NONFERROUS FOUNDRIES (CASTING)
     7,000   Gunma Bank (a)                                  47,361
             FOREIGN BANKING
    28,000   Hitachi Ltd. (Hit. Seisakusho)                 182,582
             ELECTRICAL INDUSTRIAL APPARATUS
     8,000   Honda Motor Co. Ltd. (a)                       284,757
             MISCELLANEOUS TRANSPORTATION EQUIPMENT
     1,000   Hoya Corp (a)                                   28,317
             ANALYTICAL, OPTICAL, MEASURING &
             CONTROLLING INSTRUMENTS
    16,000   Industrial Bank Of Japan                       100,298
             FOREIGN BANKING
     3,000   Ito Yokado Co.                                 141,153
             RETAIL STORES
    15,000   Japan Airlines (a)                              41,718
             AIR TRANSPORTATION & COURIER SERVICES
    10,000   Joyo Bank (a)                                   36,891
             FOREIGN BANKING
     3,000   Jusco Co. (a)                                   55,013
             RETAIL STORES
  Shares                                                  Value
----------                                             ------------
    11,000   Kajima Corp. (a)                          $     30,118
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     7,600   Kansai Electric Power (a)                      131,973
             ELECTRIC SERVICES
     6,000   Kao Corp.                                       92,517
             CHEMICALS AND ALLIED PRODUCTS
    22,000   Kawasaki Heavy Industries (a)                   44,385
             MISCELLANEOUS TRANSPORTATION EQUIPMENT
    27,000   Kawasaki Steel (a)                              48,635
             STEEL WORKS
     4,000   Kinden Corporation (a)                          48,420
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
    15,000   Kinki Nippon Railway (a)                        70,252
             MISCELLANEOUS TRANSPORTATION SERVICES
    11,000   Kirin Brewery Co. Ltd. (a)                     103,829
             MISCELLANEOUS FOOD PREPARATIONS
    10,000   Komatsu Ltd. (a)                                48,564
             MACHINERY, EQUIPMENT, AND SUPPLIES
     2,100   Kyocera Corp.                                  102,590
             ELECTRICAL INDUSTRIAL APPARATUS
    12,000   Kyowa Hakko Kogyo (a)                           47,555
             CHEMICALS AND ALLIED PRODUCTS
     4,000   Marui Co. (a)                                   59,660
             RETAIL STORES
    19,000   Matsushita Electric Ind.                       305,292
             HOUSEHOLD AUDIO AND VIDEO EQUIPMENT
     4,000   Minebea Co. Ltd. (a)                            39,802
             MACHINERY, EQUIPMENT, AND SUPPLIES
    20,000   Mitisui O.S.K. Lines Ltd. (a)                   34,008
             SERVICES INCIDENTAL TO WATER
             TRANSPORTATION
    22,000   Mitsubishi Chemical Corp. (a)                   39,787
             CHEMICALS AND ALLIED PRODUCTS
    12,000   Mitsubishi Corp. (a)                            74,359
             MISCELLANEOUS INVESTING
    22,000   Mitsubishi Electric (a)                         50,567
             ELECTRICAL INDUSTRIAL APPARATUS
    10,000   Mitsubishi Estate Co. Ltd. (a)                  87,905
             REAL ESTATE OPERATORS AND LESSORS
    25,000   Mitsubishi Heavy                                94,390
             MISCELLANEOUS TRANSPORTATION EQUIPMENT
     9,000   Mitsubishi Trust                                76,456
             FOREIGN BANKING
    11,000   Mitsui & Co.                                    59,444
             SERVICES
     6,000   Mitsui Fudosan                                  47,383
             SERVICES
     9,000   Mitsui Marine & Fire Insurance (a)              45,199
             INSURANCE CARRIERS
     7,000   Mitsui Mining & Smelting (a)                    29,052
             NONFERROUS FOUNDRIES (CASTING)

---------
      34

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
     9,000   Mitsui Trust & Banking                    $     21,205
             FOREIGN BANKING
     2,000   Murata Manufacturing Co. Ltd. (a)               64,848
             ELECTRICAL INDUSTRIAL APPARATUS
     5,000   Mycal Corp (a)                                  31,703
             RETAIL STORES
    16,000   Nagoya Railroad Co. Ltd. (a)                    48,419
             MISCELLANEOUS TRANSPORTATION SERVICES
    16,000   Nec Corp. (a)                                  149,064
             ELECTRICAL INDUSTRIAL APPARATUS
     6,000   NGK Insulators Ltd. (a)                         52,094
             GLASS PRODUCTS
     4,000   Nikon Corp. (a)                                 28,764
             ANALYTICAL, OPTICAL, MEASURING &
             CONTROLLING INSTRUMENTS
     2,000   Nippon Comsys Corp. (a)                         22,971
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
    12,000   Nippon Express Co. (a)                          64,330
             MISCELLANEOUS TRANSPORTATION SERVICES
     9,000   Nippon Fire & Marine Insurance (a)              36,769
             INSURANCE CARRIERS
    19,000   Nippon Oil Co.                                  61,332
             CRUDE PETROLEUM AND NATURAL GAS
     7,000   Nippon Paper Industries Co. (a)                 29,153
             PULP MILLS
    40,000   Nippon Steel Corp. (a)                          70,324
             STEEL WORKS
       122   Nippon Telegraph And Telephone Corp. (a)     1,010,916
             COMMUNICATIONS SERVICES
    17,000   Nippon Yusen Kabushiki Kaish (a)                57,570
             SERVICES INCIDENTAL TO WATER
             TRANSPORTATION
    24,000   Nissan Motors (a)                               75,569
             MISCELLANEOUS TRANSPORTATION EQUIPMENT
     2,000   Nitto Denko Corp. (a)                           30,046
             ELECTRICAL INDUSTRIAL APPARATUS
    43,000   NKK Corporation (a)                             41,207
             STEEL WORKS
    17,000   Nomura Securities Co. Ltd.                     197,824
             MISCELLANEOUS INVESTING
     6,000   Ohbayashi-Gumi Corp. (a)                        25,420
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
    10,000   Oji Paper Co. Ltd. (a)                          43,520
             PULP MILLS
     3,000   Omron Corp. (a)                                 45,826
             ELECTRICAL INDUSTRIAL APPARATUS
     3,000   Onward Kashiyama Co. Ltd. (a)                   37,504
             MISCELLANEOUS TEXTILE GOODS
       700   Orix Corp. (a)                                  47,260
             MISCELLANEOUS BUSINESS SERVICES
    25,000   Osaka Gas Co. Ltd. (a)                          64,127
             ELECTRIC SERVICES
  Shares                                                  Value
----------                                             ------------
     2,000   Pioneer Electric Corp. (a)                $     38,188
             ELECTRICAL INDUSTRIAL APPARATUS
     1,000   Rohm Company (a)                               102,677
             ELECTRICAL INDUSTRIAL APPARATUS
    23,000   Sakura Bank Ltd. (a)                            59,660
             FOREIGN BANKING
     5,000   Sankyo Co. Ltd. (a)                            113,845
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
    19,000   Sanyo Electric Co. Ltd. (a)                     57,498
             ELECTRICAL INDUSTRIAL APPARATUS
     1,000   Secom Co. Ltd.                                  57,715
             OTHER
     7,000   Sekisui Chemical (a)                            35,811
             CHEMICALS AND ALLIED PRODUCTS
     9,000   Sekisui House Ltd. (a)                          69,711
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     6,000   Seventy Seven Bank (a)                          50,149
             FOREIGN BANKING
    12,000   Sharp Corp. (a)                                 97,186
             ELECTRICAL INDUSTRIAL APPARATUS
     2,000   Shimano Industrial (a)                          50,726
             MISCELLANEOUS TRANSPORTATION EQUIPMENT
    10,000   Shimizu Corp. (a)                               28,821
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     4,000   Shin-Etsu Chemical Co. (a)                      69,172
             CHEMICALS AND ALLIED PRODUCTS
    10,000   Shionogi & Co. Ltd. (a)                         57,643
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
     4,000   Shiseido Co. (a)                                45,422
             CHEMICALS AND ALLIED PRODUCTS
     8,000   Shizuoka Bank (a)                               85,888
             FOREIGN BANKING
       700   SMC Corporation (a)                             53,212
             MACHINERY, EQUIPMENT, AND SUPPLIES
     3,700   Sony Corp. (a)                                 318,586
             ELECTRICAL INDUSTRIAL APPARATUS
    20,000   Sumitomo Bank (a)                              194,544
             FOREIGN BANKING
    15,000   Sumitomo Chemical Co. (a)                       46,258
             CHEMICALS AND ALLIED PRODUCTS
     9,000   Sumitomo Corp. (a)                              43,253
             SERVICES
     7,000   Sumitomo Electric Industries (a)                70,764
             ELECTRICAL INDUSTRIAL APPARATUS
     9,000   Sumitomo Marine & Fire (a)                      50,322
             INSURANCE CARRIERS
     8,000   Sumitomo Metal (a)                              32,453
             NONFERROUS FOUNDRIES (CASTING)

                                                                       35-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
    25,000   Sumitomo Metal Industries (a)             $     40,170
             STEEL WORKS
    15,000   Taisei Corp. (a)                                32,424
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     3,000   Taisho Pharmaceutical Co. Ltd. (a)              55,986
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
     8,000   Takeda Chemical Industries Ltd. (a)            212,702
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
    17,000   Teijin Ltd. (a)                                 51,445
             MISCELLANEOUS TEXTILE GOODS
    38,000   The Bank Of Tokyo Mitsubishi (a)               402,219
             FOREIGN BANKING
    15,000   Tobu Railway Co. Ltd. (a)                       39,664
             MISCELLANEOUS TRANSPORTATION SERVICES
       500   Toho Co.                                        52,599
             SERVICES
     4,900   Tohoku Electric Power (a)                       72,201
             ELECTRIC SERVICES
    17,000   Tokai Bank (a)                                  93,583
             FOREIGN BANKING
    12,000   Tokio Marine & Fire Insurance (a)              123,298
             INSURANCE CARRIERS
    10,900   Tokyo Electric Power Co. Inc. (a)              213,625
             ELECTRIC SERVICES
     1,000   Tokyo Electron Ltd. (a)                         30,623
             SERVICES
    26,000   Tokyo Gas (a)                                   57,886
             ELECTRIC SERVICES
    12,000   Tokyu Corp. (a)                                 36,401
             MISCELLANEOUS TRANSPORTATION SERVICES
     7,000   Toppan Printing Co. (a)                         74,849
             MISCELLANEOUS MANUFACTURING INDUSTRIES
    13,000   Toray Industries Inc. (a)                       67,441
             MISCELLANEOUS TEXTILE GOODS
     3,000   Tostem Corporation (a)                          38,866
             METALS AND MINERALS, EXCEPT PETROLEUM
     2,000   Toyo Seikan (a)                                 24,498
             METALS AND MINERALS, EXCEPT PETROLEUM
     3,000   Toyoda Automatic Loom Works (a)                 52,960
             MISCELLANEOUS TRANSPORTATION EQUIPMENT
    37,000   Toyota Motor Co. (a)                           957,090
             MOTOR VEHICLE DEALERS
     1,000   Uni-Charm (a)                                   37,036
             CHEMICALS AND ALLIED PRODUCTS
     3,000   Uny Co. Ltd. (a)                                48,636
             RETAIL STORES
     5,000   Wacoal Corp.                                    50,797
             MISCELLANEOUS TEXTILE GOODS
     3,000   Yamaguchi Bank (a)                              38,476
             FOREIGN BANKING
  Shares                                                  Value
----------                                             ------------
     3,000   Yamaha Corp.                              $     29,182
             MISCELLANEOUS MANUFACTURING INDUSTRIES
     4,000   Yamanouchi Pharmaceutical                       83,294
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
     5,000   Yamato Transport Co. Ltd. (a)                   56,021
             MISCELLANEOUS TRANSPORTATION SERVICES
     4,000   Yamazaki Baking Co.                             35,450
             MISCELLANEOUS FOOD PREPARATIONS
    13,000   Yokohama Bank (a)                               31,847
             FOREIGN BANKING
                                                       ------------
                                                         12,244,999
                                                       ------------

Malaysia (.3%)
    22,000   Golden Hope Plantations Berhad (a)              20,156
             PHARMACEUTICALS
    28,000   Malayan Banking Berhad                          28,218
             MISCELLANEOUS INVESTING
    14,000   Malaysian Intern Shipping Corp.                 20,422
             MISCELLANEOUS BUSINESS SERVICES
    22,000   Resorts World Berhad                            24,187
             MISCELLANEOUS BUSINESS SERVICES
    33,000   Sime Darby Berhad (a)                           22,753
             MISCELLANEOUS BUSINESS SERVICES
    22,000   Systems Telekom Malaysia                        37,129
             MISCELLANEOUS BUSINESS SERVICES
    15,000   Tenaga Nasional Berhad (a)                      18,082
             MISCELLANEOUS BUSINESS SERVICES
                                                       ------------
                                                            170,947
                                                       ------------

Netherlands (6.2%)
    13,400   ABN Amro Holdings (a)                          313,555
             MORTGAGE BANKERS AND BROKERS
       705   Akzo Dutch Ord (a)                             156,719
             MISCELLANEOUS CHEMICAL PRODUCTS
       965   ASR Verzekeringsgroe                            81,878
             INSURANCE AGENTS, BROKERS, AND SERVICE
     6,690   Elsevier                                       100,963
             MISCELLANEOUS PUBLISHING
     1,055   Getronics N.V.                                  54,715
             COMPUTER PROGRAMMING & DATA PROCESSING
     3,812   Heineken N.V.                                  149,727
             BEER, WINE, AND DISTILLED ALCOHOLIC
             BEVERAGES
       660   IHC Caland N.V.                                 37,149
             SERVICES INCIDENTAL TO WATER
             TRANSPORTATION
     8,795   Ing Groep N.V. (a)                             575,892
             COMMERCIAL BANKS
       980   KLM Royal Dutch Ari Ord (a)                     39,793
             AIR TRANSPORTATION & COURIER SERVICES
     4,477   Koninklijke Ahold N.V.                         143,715
             GROCERY STORES

---------
      36

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
     4,435   Koninklijke N.V. (a)                      $    170,709
             COMMUNICATIONS SERVICES
     1,310   N V Koninklijke (a)                             33,809
             PAPER AND PAPER PRODUCTS
     1,480   Oce NV                                          63,006
             COMPUTER PROGRAMMING & DATA PROCESSING
     3,005   Philips Electronics N.V.                       252,605
             ELECTRONIC COMPONENTS AND ACCESSORIES
    19,015   Royal Dutch Petroleum Co.                    1,054,403
             OIL AND GAS FIELD SERVICES
     4,435   TNT Post Group (a)                             113,370
             COMMUNICATIONS SERVICES
     6,035   Unilever NV-Cva (a)                            478,831
             MISCELLANEOUS NON-DURABLE GOODS
       675   Wolters Kluwer N.V.                             92,645
             BOOKS
                                                       ------------
                                                          3,913,484
                                                       ------------

New Zealand (.2%)
    64,900   Brierley Investments Ltd. (a)                   32,340
             MISCELLANEOUS INVESTING
    12,400   Fletcher Challenge Energy (a)                   29,607
             OIL AND GAS FIELD SERVICES
    14,500   Telecom New Zealand                             59,762
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
                                                       ------------
                                                            121,709
                                                       ------------

Norway (.4%)
     1,600   Bergesen D Y (a)                                30,442
             SERVICES INCIDENTAL TO WATER
             TRANSPORTATION
     9,300   Christiania Bank Og Kreditkass (a)              38,904
             FOREIGN BANKING
     2,200   Norsk Hydro Asa (a)                             96,761
             MISCELLANEOUS BUSINESS SERVICES
     2,000   Orkla As A-Aksjer                               46,523
             MISCELLANEOUS BUSINESS SERVICES
     1,000   Petroleum Geo-Services (a)                      31,146
             MISCELLANEOUS BUSINESS SERVICES
     4,300   Storebrand Asa (a)                              38,105
             INSURANCE CARRIERS
                                                       ------------
                                                            281,881
                                                       ------------

Portugal (.6%)
     1,400   Banco Espirito Santo -- Bonus Rights (a)         1,614
             COMMERCIAL BANKS
     1,400   Banco Espirito Santo -- Common Stock            42,041
             COMMERCIAL BANKS
     1,400   Banco Espirito Santo -- Rights (a)               8,714
             COMMERCIAL BANKS
     3,700   EDP Pl Common Stock (a)                         86,010
             ELECTRIC, GAS, AND OTHER UTILITY
             SERVICES
  Shares                                                  Value
----------                                             ------------
     1,100   Jeronimo Martins & Filho                  $     52,844
             MISCELLANEOUS FOOD STORES
     2,600   Portugal Telecom (a)                           137,798
             COMMUNICATIONS SERVICES
     1,000   Sonae Industria E Investimento                  54,618
             SERVICES
                                                       ------------
                                                            383,639
                                                       ------------

Singapore (.3%)
     6,000   City Developments (a)                           16,762
             REAL ESTATE AGENTS AND MANAGERS
     7,500   Development Bank Of Singapore                   41,507
             MISCELLANEOUS INVESTING
     7,000   Overseas Chinese Banking Corp. (a)              23,824
             FOREIGN BANKING
     9,000   Singapore Airlines Ltd.-Foreign (a)             42,083
             MISCELLANEOUS MANUFACTURING INDUSTRIES
     2,552   Singapore Press Holdings (a)                    17,069
             MISCELLANEOUS MANUFACTURING INDUSTRIES
    46,000   Singapore Telecom Ltd. 100 (a)                  65,343
             MISCELLANEOUS MANUFACTURING INDUSTRIES
     6,000   United Overseas Bank-Foreign                    18,644
             FOREIGN BANKING
                                                       ------------
                                                            225,232
                                                       ------------

Spain (3.6%)
       195   Acerinox SA (a)                                 26,010
             METALS AND MINERALS, EXCEPT PETROLEUM
     5,300   Argentaria SA (a)                              119,105
             FOREIGN BANKING
       227   Autopistas Concesionaria (a)                     3,522
             AUTOMOBILE PARKING
     4,545   Autopistas Concesionaria (a)                    70,510
             AUTOMOBILE PARKING
     7,035   Banco Bilbao Vizcaya SA (a)                    361,652
             MISCELLANEOUS INVESTING
     4,522   Banco Central Hispano                          142,374
             FOREIGN BANKING
    10,590   Banco Santader SA (a)                          271,512
             FOREIGN BANKING
     8,605   Endesa SA (a)                                  188,580
             ELECTRIC SERVICES
     1,020   Fomento De Construc Y Contra (a)                52,702
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     1,535   Gas Natural Sdg SA (a)                         111,097
             GAS PRODUCTION AND DISTRIBUTION
     8,465   Iberdrola I SA (a)                             137,682
             ELECTRIC SERVICES
     3,670   Repsol SA                                      202,570
             MISCELLANEOUS PRODUCTS OF PETROLEUM AND
             COAL

                                                                       37-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
     2,800   Tabacalera SA-A                           $     57,430
             MISCELLANEOUS FOOD PREPARATIONS
    10,515   Telefonica (a)                                 486,977
             COMMUNICATIONS SERVICES
     4,195   Union Electrica Fenosa SA (a)                   54,119
             ELECTRIC SERVICES
                                                       ------------
                                                          2,285,842
                                                       ------------

Sweden (2.8%)
     5,970   Abb AB-A (a)                                    84,591
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
    11,710   Astra AB A-F                                   239,341
             DRUGS
     2,300   Astra AB B                                      45,856
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
     1,300   Atlas Copco AB A Free (a)                       35,455
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
       223   Balder-Units (a)                                 2,223
             FOREIGN BANKING
     4,500   Electrolux                                      77,304
             HOUSEHOLD APPLIANCES
    16,000   Ericsson AB B Free                             467,462
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
     1,000   Euroc Industriab Ser A Fr (a)                   43,260
             NONCLASSIFIABLE ESTABLISHMENTS
     1,870   Hennes And Mauritz (a)                         119,352
             FAMILY CLOTHING STORES
     1,000   Securitas AB-B (a)                              48,966
             MISCELLANEOUS BUSINESS SERVICES
     6,500   Skandia Forsakrings AB Free                     92,916
             INSURANCE AGENTS, BROKERS, AND SERVICE
     6,200   Skandinaviska Enskilda Bankn-A (a)             106,120
             FOREIGN BANKING
     1,400   Skanska B Free (a)                              62,847
             REAL ESTATE AGENTS AND MANAGERS
     3,200   Stora Kopparbergs Bergs-A Sh (a)                50,357
             OTHER
     2,800   Svenska Cellulosa AB-'B' Fria (a)               72,502
             OTHER
     2,230   Svenska Handelsbanken                          103,461
             FOREIGN BANKING
     2,900   Volvo Aktiebolag B Free (a)                     86,364
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
     1,500   Volvo Akttiebolag-A Shares (a)                  43,637
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
                                                       ------------
                                                          1,782,014
                                                       ------------
  Shares                                                  Value
----------                                             ------------

Switzerland (8.4%)
        80   Abb AG (a)                                $    118,143
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
       190   Adecco SA                                       85,680
             SERVICES
       950   Adecco SA Rights (a)                             2,596
             SERVICES
        60   Alusuis-Lonza Holding                           76,107
             MISCELLANEOUS MANUFACTURING INDUSTRIES
     2,200   Credit Suisse Group-Reg (a)                    489,514
             FOREIGN BANKING
        70   Gebruder Sulzer AG (a)                          55,241
             MACHINERY, EQUIPMENT, AND SUPPLIES
        70   Holderbank Finan Glaris-B (a)                   89,068
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
       380   Nestle                                         813,206
             MISCELLANEOUS FOOD PREPARATIONS
        60   Novartis AG-Bearer (a)                          99,920
             DRUGS
       610   Novartis AG-Reg (a)                          1,015,050
             DRUGS
       711   Roche Holding AG - Genusschein                 698,226
             DRUGS
       150   Roche Holdings AG (a)                          222,268
             CHEMICALS AND ALLIED PRODUCTS
        80   S.M.H. AG-Bearers (a)                           61,814
             ELECTRONIC COMPONENTS AND ACCESSORIES
       300   S.M.H. AG-Registered 10Sfr                      50,039
             ELECTRONIC COMPONENTS AND ACCESSORIES
       150   Sairgroup                                       49,347
             AIR TRANSPORTATION & COURIER SERVICES
       140   Schw Rueckversicherungs-Reg (a)                354,058
             INSURANCE CARRIERS
        20   SGS Soc Gen Surveillance-B                      33,900
             SERVICES
     1,954   Union Bank Of Switzerland (a)                  726,504
             FOREIGN BANKING
       430   Zurich Versicherungs-Reg (a)                   274,418
             INSURANCE CARRIERS
                                                       ------------
                                                          5,315,099
                                                       ------------

United Kingdom (21.3%)
    11,615   Abbey National (a)                             206,393
             FOREIGN BANKING
     3,405   Anglian Water PLC (a)                           47,722
             WATER SUPPLY
     5,995   Argos PLC (a)                                   63,317
             RETAIL STORES
    12,470   Arjo Wiggins Appleton PLC (a)                   41,819
             PAPER AND PAPER PRODUCTS

---------
      38

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
     9,030   Associated British Foods                  $     85,201
             MISCELLANEOUS FOOD PREPARATIONS
    28,160   B.A.T. Industries (a)                          281,910
             CHEWING AND SMOKING TOBACCO AND SNUFF
    13,035   Barclay's PLC                                  375,820
             COMMERCIAL BANKS
     8,147   Bass PLC                                       152,652
             EATING AND DRINKING PLACES
     6,920   BBA Group (a)                                   52,072
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
    35,250   BG PLC New Shs                                 203,791
             GAS PRODUCTION AND DISTRIBUTION
     8,690   Blue Circle Industries PLC                      49,079
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     4,890   Boc Group (a)                                   66,618
             CHEMICALS AND ALLIED PRODUCTS
     9,310   Boots Co. PLC (a)                              154,250
             RETAIL STORES
     7,120   BPB Industries (a)                              43,123
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
    16,840   British Aerospace PLC                          128,967
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
    10,930   British Airways PLC                            118,265
             MISCELLANEOUS TRANSPORTATION SERVICES
     4,850   British Land Company PLC (a)                    49,808
             REAL ESTATE AGENTS AND MANAGERS
    52,135   British Petroleum Co. PLC (a)                  760,264
             CRUDE PETROLEUM AND NATURAL GAS
    18,320   British Sky Broadcasting PLC (a)               131,589
             COMMUNICATIONS SERVICES
    23,960   British Steel (a)                               52,669
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
    57,195   British Telecommunications PLC (a)             706,181
             TELEPHONE COMMUNICATIONS
    33,426   BTR Limited                                     94,810
             MISCELLANEOUS MANUFACTURING INDUSTRIES
     4,440   Burmah Castrol PLC (a)                          79,267
             CRUDE PETROLEUM AND NATURAL GAS
    18,380   Cable & Wireless (a)                           223,255
             TELEPHONE COMMUNICATIONS
     8,740   Cadbury Schweppes PLC (a)                      135,254
             MISCELLANEOUS FOOD PREPARATIONS
     9,455   Carlton Communications (a)                      84,399
             COMMUNICATIONS SERVICES
    37,950   Centrica PLC (a)                                63,950
             GAS PRODUCTION AND DISTRIBUTION
     5,965   Commercial Union (a)                           111,270
             INSURANCE CARRIERS
  Shares                                                  Value
----------                                             ------------
     9,135   Courtaulds PLC (a)                        $     67,749
             CHEMICALS AND ALLIED PRODUCTS
    34,378   Diageo PLC                                     407,252
             BEER, WINE, AND DISTILLED ALCOHOLIC
             BEVERAGES
     6,015   Electrocomponents PLC (a)                       47,169
             ELECTRONIC COMPONENTS AND ACCESSORIES
    11,442   Elementis New (a)                               29,018
             CHEMICALS AND ALLIED PRODUCTS
     9,415   EMI Group PLC (a)                               82,314
             PHOTOGRAPHIC STUDIOS
    13,900   FKI Babcock (a)                                 40,122
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
    27,535   General Electric PLC (a)                       237,291
             ELECTRONIC COMPONENTS AND ACCESSORIES
     8,200   GKN PLC                                        104,459
             MOTOR VEHICLES, PARTS AND SUPPLIES
    32,895   Glaxo Wellcome PLC                             987,386
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
     8,050   Granada Group PLC                              148,014
             MISCELLANEOUS AMUSEMENT AND RECREATION
             SERVICES
     9,800   Great Universal Stores                         129,175
             RETAIL STORES
     9,557   Guardian Royal Exchange                         55,970
             INSURANCE CARRIERS
    12,010   Hanson Trust PLC (New) Stg 2.0                  72,991
             MISCELLANEOUS MANUFACTURING INDUSTRIES
    14,465   HSBC Holdings PLC                              350,438
             FOREIGN BANKING
     6,555   HSBC Holdings PLC                              166,351
             FOREIGN BANKING
     6,630   I M I PLC (a)                                   41,040
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
     7,240   Imperial Chemical Industries (a)               116,209
             CHEMICALS AND ALLIED PRODUCTS
    17,115   J. Sainsbury PLC (a)                           152,490
             MISCELLANEOUS FOOD STORES
     4,055   Johnson Matthey Public Limited (a)              36,400
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
     6,440   Kingfisher PLC (a)                             103,690
             RETAIL STORES
    13,790   Ladbroke Group (a)                              75,697
             MISCELLANEOUS AMUSEMENT AND RECREATION
             SERVICES
     4,730   Land Securities PLC (a)                         73,119
             REAL ESTATE AGENTS AND MANAGERS
    10,560   Legal And General Group PLC (a)                112,675
             INVESTMENT OFFICES

                                                                       39-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
    48,695   Lloyds Tsb Group PLC (a)                  $    681,258
             FOREIGN BANKING
    11,000   London & Scotland Marine Oil (a)                44,048
             OIL AND GAS FIELD SERVICES
    16,665   Lucasvarity (a)                                 66,177
             MOTOR VEHICLES AND MOTOR VEHICLE
             EQUIPMENT
    23,955   Marks & Spencer PLC Eng (a)                    218,029
             RETAIL STORES
     5,340   MEPC PLC (a)                                    46,954
             REAL ESTATE AGENTS AND MANAGERS
    11,360   National Grid Group PLC (a)                     76,574
             ELECTRIC SERVICES
    12,035   National Power PLC (New) (a)                   113,253
             ELECTRIC SERVICES
     4,510   Next PLC (a)                                    38,753
             RETAIL STORES
     5,610   Pearson PLC (a)                                102,776
             COMMUNICATIONS SERVICES
     7,165   Peninsular & Orient Steam (a)                  103,170
             MISCELLANEOUS TRANSPORTATION SERVICES
    16,940   Pilkington PLC (a)                              31,231
             FLAT GLASS
    19,980   Prudential Corp. (a)                           263,193
             LIFE INSURANCE
     4,745   Railtrack Group PLC (a)                        116,301
             RAILROADS
    11,675   Rank Group (a)                                  64,088
             MISCELLANEOUS AMUSEMENT AND RECREATION
             SERVICES
     9,865   Reed International Ltd. British (a)             89,211
             COMMUNICATIONS SERVICES
    13,871   Reuters Group PLC (a)                          158,534
             SECURITIES & COMMODITIES EXCHANGE
             SERVICES
     8,555   Rexam PLC                                       37,290
             PAPER AND PAPER PRODUCTS
     8,330   Rio Tinto PLC (a)                               93,815
             METAL MINING SERVICES
     3,385   RMC Group PLC (a)                               58,681
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
    15,580   Rolls Royce PLC (a)                             64,338
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
    15,005   Royal & Sun Alliance Insurance Group           155,096
             INSURANCE CARRIERS
     7,950   Royal Bank Of Scotland Group                   137,952
             FOREIGN BANKING
    11,185   Safeway PLC (a)                                 73,248
             MISCELLANEOUS FOOD STORES
     2,745   Schroders PLC (a)                               70,807
             MISCELLANEOUS INVESTING
  Shares                                                  Value
----------                                             ------------
     7,430   Scottish Newcastle Breweries (a)          $    105,126
             EATING AND DRINKING PLACES
    10,590   Scottish Power PLC (a)                          92,764
             ELECTRIC SERVICES
     5,840   Slough Estates PLC (a)                          33,422
             REAL ESTATE AGENTS AND MANAGERS
    46,980   Smithkline Beecham PLC (a)                     573,391
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
     4,090   Smiths Industries (a)                           56,640
             ENGINEERING, ARCHITECTURAL, AND
             SURVEYING SERVICES
     5,755   Southern Electric Plp Ord 53 (a)                52,044
             ELECTRIC SERVICES
    18,255   Tarmac PLC (a)                                  32,589
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     6,965   Tate & Lyle PLC (a)                             55,229
             SUGAR AND CONFECTIONERY PRODUCTS
    18,680   Tesco PLC (a)                                  182,330
             MISCELLANEOUS FOOD STORES
     3,815   Thames Water PLC (a)                            69,446
             WATER SUPPLY
     6,380   TI Group PLC Ord (a)                            48,434
             MISCELLANEOUS MANUFACTURING INDUSTRIES
    27,305   Unilever PLC (a)                               290,662
             MISCELLANEOUS FOOD PREPARATIONS
     5,710   United Utilities PLC (a)                        83,029
             WATER SUPPLY
    24,950   Vodafone Group PLC                             316,588
             TELEPHONE COMMUNICATIONS
     8,980   Williams PLC (a)                                57,685
             MISCELLANEOUS MANUFACTURING INDUSTRIES
     7,125   Wolseley PLC (a)                                41,846
             CONSTRUCTION AND MINING MACHINERY &
             EQUIPMENT
     7,530   Zeneca Group PLC (a)                           323,140
             DRUGS, DRUG PROPRIETORS, AND DRUGGIST
             SUNDRIES
                                                       ------------
                                                         13,519,876
                                                       ------------
Total common stocks
  (cost $54,769,543)                                     61,774,975
                                                       ------------
PREFERRED STOCK (.8%)
Australia (.2%)
    16,176   News Corporation Ltd.                          114,591
             COMMERCIAL PRINTING
                                                       ------------

Germany (.6%)
     1,730   RWE (a)                                         74,374
             MISCELLANEOUS MANUFACTURING INDUSTRIES
       380   Sap AG Vorzug (a)                              257,890
             ELECTRIC SERVICES

---------
      40

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

  Shares                                                  Value
----------                                             ------------
       105   Volkswagen AG (a)                         $     71,550
             MOTOR VEHICLE DEALERS
                                                       ------------
                                                            403,814
                                                       ------------
Total preferred stock
  (cost $343,221)                                           518,405
                                                       ------------

Principal
  amount
----------
SHORT-TERM INVESTMENTS (1.5%)
 $ 140,000   U.S. Treasury Bill, Due August 20, 1998        139,043
   183,000   U.S. Treasury Bill, Due July 30, 1998          182,277
             U.S. Treasury Bill, Due September 10,
    84,000     1998                                          83,183
             U.S. Treasury Bill, Due September 17,
   251,000     1998                                         248,319
             U.S. Treasury Bill, Due September 3,
   106,000     1998                                         105,073
   192,000   U.S. Treausry Bill, Due August 27, 1998        190,507
                                                       ------------
Total short-term investments
  (cost $948,370)                                           948,402
                                                       ------------
TOTAL INVESTMENTS (99.7%)
  (cost $56,061,134)                                     63,241,782
                                                       ------------

CASH AND OTHER ASSETS, LESS LIABILITIES (0.3%)
                                                            200,802
                                                       ------------
NET ASSETS (100.0%)                                    $ 63,442,584
                                                       ------------
                                                       ------------

Notes:

(a)  Non-income producting security.
At June 30, 1998, net unrealized appreciation of $7,180,648 consisted of gross unrealized appreciation of $9,473,569 and gross unrealized depreciation of $2,292,921 based on cost of $56,061,134 for federal income tax purposes.

INTERNATIONAL FUND INDUSTRY CLASSES

                Industry                      Value         %
----------------------------------------  --------------  ------
Banks                                     $    9,192,809   14.49%
Machinery, Manufacturing & Construction        6,655,326   10.49%
Communications                                 6,490,607   10.23%
Consumer Goods & Services                      6,230,803    9.82%
Retail                                         5,560,212    8.76%
Healthcare                                     4,709,060    7.42%
Mining & Refining                              3,809,034    6.00%
Agriculture, Foods & Beverage                  3,711,610    5.85%
Insurance                                      3,393,039    5.35%
Energy & Utilities                             2,995,814    4.72%
Transportation                                 2,547,452    4.02%
Regulations                                    2,494,621    3.93%
Real Estate and Other Financial                2,131,136    3.36%
Chemicals                                      2,124,847    3.36%
Other                                          1,195,412    1.88%
                                          --------------  ------
Total Common Stocks                           63,241,782   99.68%
                                          --------------  ------
Other Assets, Less Liabilities                   200,802    0.32%
                                          --------------  ------
Net Assets                                $   63,442,584  100.00%
                                          --------------  ------
                                          --------------  ------

                See accompanying notes to financial statements.

                                                                       41-------

          STATE FARM VARIABLE PRODUCT TRUST STOCK & BOND BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 1998
                                  (Unaudited)

Shares                                             Value
------                                            --------
COMMON STOCKS (99.8%)
27,320  State Farm Variable Product Trust Bond
          Fund                                    $272,378
35,428  State Farm Variable Product Trust Large
          Cap Equity Index Fund                    417,698
                                                  --------
Total common stocks
  (cost $680,156)                                  690,076
                                                  --------

TOTAL INVESTMENTS (99.8%)
  (cost $680,156)                                  690,076
                                                  --------

CASH AND OTHER ASSETS, LESS LIABILITIES (0.2%)
                                                     1,711
                                                  --------
NET ASSETS (100.0%)                               $691,787
                                                  --------
                                                  --------

Notes:
At June 30, 1998, net unrealized appreciation of $9,920 consisted entirely of gross unrealized appreciation based on cost of $680,156 for federal income tax purposes.

                See accompanying notes to financial statements.

---------
      42

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 1998
                                  (Unaudited)

Principal                                   Coupon       Maturity
  amount                                     rate          date            Value
----------                                  ------  ------------------  -----------
CORPORATE BONDS (83.4%)
Automotive (8.6%)
$  500,000  Ford Motor Credit Co.            6.500% February 28, 2002   $   506,830
   500,000  Paccar Financial Corp.           5.970% November 15, 2001       499,725
                                                                        -----------
                                                                          1,006,555
                                                                        -----------

Chemicals (4.3%)
   500,000  EI Dupont De Nemours             6.000% March 6, 2003           500,890
                                                                        -----------

Consumer & Marketing (5.6%)
   150,000  Kimberly Clark Corp.             8.625% May 1, 2001             160,525
   500,000  McDonald's Corporation           5.900% May 11, 2001            498,035
                                                                        -----------
                                                                            658,560
                                                                        -----------

Electronic/Electrical Mfg. (4.3%)
   500,000  Raytheon Co.                     5.950% March 15, 2001          497,260
                                                                        -----------

Financial Services (2.6%)
   300,000  Associates Corp. of North
              America                        5.875% May 16, 2001            297,948
                                                                        -----------

Forest Products (4.3%)
   500,000  Mead Corporation                 6.600% March 1, 2002           506,650
                                                                        -----------

Health Care (4.2%)
   500,000  Warner Lambert Co.               5.750% January 15, 2003        496,155
                                                                        -----------

Machinery & Manufacturing (14.4%)
   300,000  Allied Signal Inc.               9.875% June 1, 2002            341,004
   400,000  Caterpillar Finance              6.750% July 10, 2001           409,380
   900,000  TRW Inc.                         6.725% July 11, 2007           933,669
                                                                        -----------
                                                                          1,684,053
                                                                        -----------

Media & Broadcasting (7.7%)
   406,000  The Walt Disney Company          6.375% March 30, 2001          411,903
   500,000  Tribune Co.                      5.750% September 15, 2003      493,745
                                                                        -----------
                                                                            905,648
                                                                        -----------

Mining & Metals (4.3%)
   500,000  Aluminum Company of America      6.125% June 15, 2005           505,885
                                                                        -----------

Oil, Gas, & Other Energy (3.6%)
   400,000  Mobil Corp.                      8.375% February 12, 2001       424,344
                                                                        -----------

Retailers (4.3%)
   500,000  Sherwin Williams Co.             6.500% February 1, 2002        508,140
                                                                        -----------

Telecom & Telecom Equipment (10.7%)
 1,000,000  AT&T Corp.                       7.000% May 15, 2005          1,051,940
   200,000  Northern Telecom Ltd.            6.875% October 1, 2002         206,604
                                                                        -----------
                                                                          1,258,544
                                                                        -----------

                                                                       43-------

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1998
                                  (Unaudited)

Principal                                   Coupon       Maturity
  amount                                     rate          date            Value
----------                                  ------  ------------------  -----------
Utilities & Energy (4.5%)
$  500,000  Virginia Electric & Power        7.375% July 1, 2002        $   524,225
                                                                        -----------
Total corporate bonds
  (cost $9,786,834)                                                       9,774,857
                                                                        -----------
U.S. TREASURY GOVERNMENT NOTES (7.6%)
   875,000  U.S. Treasury Notes
              (cost $897,809)                6.875% March 31, 2000          894,539
                                                                        -----------
SHORT-TERM INVESTMENTS (6.4%)
   500,000  General Motors Acceptance
              Corp.                          5.630% July 9, 1998            500,470
   250,000  General Electric Capital Corp.   5.620% July 2, 1998            250,234
                                                                        -----------
Total short-term investments
  (cost $750,704)                                                           750,704
                                                                        -----------

TOTAL INVESTMENTS (97.4%)
  (cost $11,435,347)                                                     11,420,100
                                                                        -----------

CASH AND OTHER ASSETS, LESS LIABILITIES (2.6%)                              305,797
                                                                        -----------
NET ASSETS (100.0%)                                                     $11,725,897
                                                                        -----------
                                                                        -----------

Notes:
At June 30, 1998, net unrealized depreciation of $15,247 consisted of gross unrealized appreciation of $12,291 and gross unrealized depreciation of $27,538 based on cost of $11,435,347 for federal income tax purposes.

                See accompanying notes to financial statements.

---------
      44

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 1998
                                  (Unaudited)

Principal                                   Coupon       Maturity
  amount                                     Rate          date            Value
----------                                  ------  ------------------  -----------
SHORT-TERM INVESTMENTS (100.3%)
Agriculture, Foods, & Beverage (9.7%)
$  530,000  Coca-Cola                        5.480% September 4, 1998   $   524,750
   550,000  Sara Lee Corp.                   5.600%   July 14, 1998         548,888
                                                                        -----------
                                                                          1,073,638
                                                                        -----------
Automotive (9.2%)
   490,000  Ford Motor Credit Co.            5.510%   July 27, 1998         492,487
   530,000  General Motors Acceptance
              Corp.                          5.630%    July 9, 1998         535,132
                                                                        -----------
                                                                          1,027,619
                                                                        -----------
Chemicals (4.5%)
   500,000  EI DuPont De Nemours             5.480%   July 30, 1998         497,776
                                                                        -----------
Computers (4.5%)
   500,000  International Business
              Machines Corp.                 5.530%   July 24, 1998         502,615
                                                                        -----------
Electronic/Electrical Mfg. (4.9%)
   540,000  General Electric Capital Corp.   5.620%    July 2, 1998         541,075
                                                                        -----------
Financial Services (4.8%)
   530,000  Associates Corp. North America   5.570%  August 21, 1998        530,656
                                                                        -----------
Health Care (4.8%)
   535,000  Abbott Laboratories              5.490%   July 15, 1998         537,337
                                                                        -----------
Machinery & Manufacturing (5.0%)
   550,000  John Deere Credit Co.            5.580% September 16, 1998      550,597
                                                                        -----------
Oil, Gas, & Other Energy (9.7%)
   540,000  Chevron Corp.                    5.520%    July 2, 1998         540,000
   545,000  Shell Oil Co.                    5.470%   July 30, 1998         542,591
                                                                        -----------
                                                                          1,082,591
                                                                        -----------
Retailers (4.9%)
   535,000  Sears Roebuck Acceptance Corp.   5.520%    July 9, 1998         539,514
                                                                        -----------
Telecom & Telecom Equipment (4.5%)
   500,000  Ameritech Corp.                  5.460%   July 10, 1998         499,314
                                                                        -----------
U.S. Government (33.8%)
   149,000  Federal Home Loan Mortgage
              Corp.                          5.420%    July 6, 1998         148,886
   593,000  Federal Home Loan Mortgage
              Corp.                          5.440%   July 31, 1998         590,303
   735,000  Federal Home Loan Mortgage
              Corp.                          5.410% September 10, 1998      727,144
   800,000  Federal National Mortgage
              Association                    5.400%   July 15, 1998         798,307
 1,500,000  Federal National Mortgage
              Association                    5.400%   July 16, 1998       1,496,586
                                                                        -----------
                                                                          3,761,226
                                                                        -----------
Total short-term investments
  (cost $11,143,958)                                                     11,143,958
                                                                        -----------
TOTAL INVESTMENTS (100.3%)
  (cost $11,143,958)                                                     11,143,958
                                                                        -----------
LIABILITIES, LESS CASH AND OTHER ASSETS (-0.3%)                             (32,193)
                                                                        -----------
NET ASSETS (100.0%)                                                     $11,111,765
                                                                        -----------
                                                                        -----------

                See accompanying notes to financial statements.

                                                                       45-------

                       STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 June 30, 1998
                                  (Unaudited)

                             Large Cap       Small Cap     International      Stock & Bond                             Money
                           Equity Index    Equity Index     Equity Index        Balanced             Bond             Market
                               Fund            Fund             Fund              Fund               Fund              Fund
                           -------------   -------------   --------------   -----------------   ---------------   ---------------
Assets
  Investments in
    securities:
    At identified cost      $ 19,423,169      31,971,884      56,061,134          680,156            11,435,347        11,143,958
    At value                  22,179,061      33,468,591      63,241,782          690,076            11,420,100        11,143,958
  Cash                               122          19,690             480               12               147,810            89,122
  Foreign currency
    contracts                         --              --          70,592               --                    --                --
  Receivable for:
    Dividends and
      interest                    23,083          40,051         100,629            1,699               176,317               197
    Shares of the Fund
      sold                       256,996         103,446              --           28,712               136,525            28,431
    Securities sold                   50              --              --               --                    --           550,000
    Expense cap
      reimbursement                   --             631           2,964            2,643                10,046             5,668
    Tax reclaim                       --              --          63,150               --                    --                --
                           -------------   -------------   --------------         -------       ---------------   ---------------
                                 280,129         144,128         166,743           33,054               322,888           584,296
                           -------------   -------------   --------------         -------       ---------------   ---------------
  Prepaid expenses                 3,394           1,086              --               --                   656               663
                           -------------   -------------   --------------         -------       ---------------   ---------------
  Total assets                22,462,706      33,633,495      63,479,597          723,142            11,891,454        11,818,039
                           -------------   -------------   --------------         -------       ---------------   ---------------
Liabilities and Net
  Assets
  Dividends and Capital
    Gains payable to
    shareowners                       --              --              --               --               142,220           136,848
  Payable for:
    Securities purchased         488,129         117,834              --           28,712                    --           548,802
    Other accounts
      payable                     24,456          47,791          37,013            2,643                23,337            20,624
      (including payable
        to Manager)               11,309          32,518              --               --                12,704            10,215
                           -------------   -------------   --------------         -------       ---------------   ---------------
    Total liabilities            512,585         165,625          37,013           31,355               165,557           706,274
                           -------------   -------------   --------------         -------       ---------------   ---------------
Net assets applicable to
  shares outstanding
  of common stock             21,950,121      33,467,870      63,442,584          691,787            11,725,897        11,111,765
                           -------------   -------------   --------------         -------       ---------------   ---------------
  Fund shares outstanding      1,862,031       3,173,585       5,590,135           65,371             1,176,388        11,111,765
Net asset value, offering
  price and redemption
  price per share           $      11.79           10.55           11.35            10.58                  9.97              1.00
                           -------------   -------------   --------------         -------       ---------------   ---------------
                           -------------   -------------   --------------         -------       ---------------   ---------------
Analysis of Net Assets
  Excess of amounts
    received from sales
    of shares over
    amounts paid on
    redemptions of shares
    on account of capital     19,171,653      31,861,021      56,117,816          681,482            11,758,837        11,111,765
  Accumulated net
    realized gain (loss)
    on sales
    of investments and
    foreign currency
    transactions                   5,339          98,040          34,624              (91)              (17,693)               --
  Net unrealized
    appreciation
    (depreciation)
    of investments and
    assets in foreign
    currencies                 2,755,892       1,496,707       7,182,034            9,920               (15,247)               --
  Undistributed net
    investment income             17,237          12,102         108,110              476                    --                --
                           -------------   -------------   --------------         -------       ---------------   ---------------
  Net assets applicable
    to shares outstanding   $ 21,950,121      33,467,870      63,442,584          691,787            11,725,897        11,111,765
                           -------------   -------------   --------------         -------       ---------------   ---------------
                           -------------   -------------   --------------         -------       ---------------   ---------------

                See accompanying notes to financial statements.

---------
      46

                       STATE FARM VARIABLE PRODUCT TRUST
                            STATEMENTS OF OPERATIONS
                       For the period ended June 30, 1998
                                  (Unaudited)

                             Large Cap       Small Cap     International      Stock & Bond                          Money
                           Equity Index    Equity Index     Equity Index        Balanced            Bond           Market
                               Fund            Fund             Fund              Fund              Fund            Fund
                           -------------   -------------   --------------   -----------------   -------------   -------------
Investment income:
  Dividends                  $  122,529         181,068         744,922            3,212                   --              --
  Interest                       13,393          23,717          55,697               12              266,598         244,048
                           -------------   -------------   --------------         ------        -------------   -------------
                                135,922         204,785         800,619            3,224              266,598         244,048
  Less: foreign
    withholding taxes              (916)            (44)             --               --                   --              --
                           -------------   -------------   --------------         ------        -------------   -------------
  Total investment income       135,006         204,741         800,619            3,224              266,598         244,048
Expenses:
  Investment advisory and
    management fees              18,779          53,307         145,420               --               21,982          17,015
  Fund accounting expense            --              --          24,058               --                   --              --
  Audit fees                      4,635           4,524           6,576            2,112                4,635           4,553
  Legal fees                        154             185             285               --                  137             139
  ICI dues                          232             453             877               --                  173             171
  Registration fees                  --              --             557               --                   --              --
  Fidelity bond expense             334             524             888              575                  264             257
  Trustees' fees                  2,560           2,563           3,102            2,420                2,560           2,564
  Reports to shareowners            695             678             658              211                  695             682
  Security evaluation
    fees                          4,245          11,314          19,069               --                  461             115
  Franchise taxes                    --              --             929               --                   --              --
  Custodian fees                     --              --          38,863               --                4,635           4,553
  Index license fees              2,423           2,604           4,959               --                   --              --
                           -------------   -------------   --------------         ------        -------------   -------------
  Total expenses                 34,057          76,152         246,241            5,318               35,542          30,049
    Less: expense
      reimbursement               5,434           8,460          49,886            5,318                8,033           8,956
                           -------------   -------------   --------------         ------        -------------   -------------
  Net expenses                   28,623          67,692         196,355               --               27,509          21,093
                           -------------   -------------   --------------         ------        -------------   -------------
Net investment income           106,383         137,049         604,264            3,224              239,089         222,955
Realized and unrealized
  gain (loss) on
  investments:
  Accumulated net
    realized gain (loss)
    on sales of
    investments and
    foreign currency
    transactions                  5,339          98,040          34,624              (91)             (17,693)             --
  Net unrealized
    appreciation
    (depreciation)            2,755,892       1,496,707       7,182,034            9,920              (15,247)             --
                           -------------   -------------   --------------         ------        -------------   -------------
Net realized and
  unrealized gain (loss)
  on investments              2,761,231       1,594,747       7,216,658            9,829              (32,940)             --
                           -------------   -------------   --------------         ------        -------------   -------------
Net change in net assets
  resulting from
  operations                 $2,867,614       1,731,796       7,820,922           13,053              206,149         222,955
                           -------------   -------------   --------------         ------        -------------   -------------
                           -------------   -------------   --------------         ------        -------------   -------------

                See accompanying notes to financial statements.

                                                                       47-------

                       STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

For the period from the      Large Cap       Small Cap     International      Stock & Bond                             Money
date of inception          Equity Index    Equity Index     Equity Index        Balanced             Bond             Market
to June 30, 1998               Fund            Fund             Fund              Fund               Fund              Fund
(inception date in         -------------   -------------   --------------   -----------------   ---------------   ---------------
parentheses)                  1/22/98         1/29/98         1/22/98            1/29/98            1/22/98           1/29/98
-------------------------  -------------   -------------   --------------   -----------------   ---------------   ---------------
From operations:
  Net investment income     $    106,383         137,049         604,264            3,224               239,089           222,955
  Accumulated net
    realized gain (loss)
    on sales of
    investments and
    foreign currency
    transactions                   5,339          98,040          34,624              (91)              (17,693)               --
  Net unrealized
    appreciation
    (depreciation)             2,755,892       1,496,707       7,182,034            9,920               (15,247)               --
                           -------------   -------------   --------------         -------       ---------------   ---------------
Net change in net assets
  resulting from
  operations                   2,867,614       1,731,796       7,820,922           13,053               206,149           222,955
Distributions to
  shareowners from:
  Net investment income           89,148         124,947         496,154            2,748               239,089           222,955
                           -------------   -------------   --------------         -------       ---------------   ---------------
Total distributions to
  shareowners                     89,148         124,947         496,154            2,748               239,089           222,955
From Fund share
  transactions:
  Proceeds from shares
    sold                       4,104,713       1,737,335       1,626,890          691,988             1,542,764           965,141
  Reinvestment of net
    investment income
    dividends and capital
    gain distributions            89,148         124,947         496,154            2,748               239,089           222,955
                           -------------   -------------   --------------         -------       ---------------   ---------------
                               4,193,861       1,862,282       2,123,044          694,736             1,781,853         1,188,096
  Less payments for
    shares redeemed               22,206           1,261           5,228           13,354                23,016            76,331
                           -------------   -------------   --------------         -------       ---------------   ---------------
Net increase in net
  assets from Fund share
  transactions                 4,171,655       1,861,021       2,117,816          681,382             1,758,837         1,111,765
                           -------------   -------------   --------------         -------       ---------------   ---------------
Total increase in net
  assets                       6,950,121       3,467,870       9,442,584          691,687             1,725,897         1,111,765
                           -------------   -------------   --------------         -------       ---------------   ---------------
Net assets:
  Beginning of period         15,000,000      30,000,000      54,000,000              100            10,000,000        10,000,000
                           -------------   -------------   --------------         -------       ---------------   ---------------
  End of period +           $ 21,950,121      33,467,870      63,442,584          691,787            11,725,897        11,111,765
                           -------------   -------------   --------------         -------       ---------------   ---------------
                           -------------   -------------   --------------         -------       ---------------   ---------------
+ Includes undistributed
  net investment income
  of                        $     17,237          12,102         108,110              476                    --                --
                           -------------   -------------   --------------         -------       ---------------   ---------------
                           -------------   -------------   --------------         -------       ---------------   ---------------

                See accompanying notes to financial statements.

---------
      48

                       STATE FARM VARIABLE PRODUCT TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. Objective

The State Farm Variable Product Trust is an open-end management investment company consisting of six separate investment portfolios of funds (the "Funds"), each of which has a different investment objective. The Funds are offered to separate accounts of State Farm Life Insurance Company as funding vehicles for certain variable annuity and life insurance contracts issued by State Farm Life Insurance Company through such separate accounts. The Trust also intends to offer shares of each Fund to separate accounts of State Farm Life and Accident Assurance Company as funding vehicles for certain variable annuity and life insurance contracts issued by State Farm Life and Accident Assurance Company through such separate accounts.

The Large Cap Equity Index Fund seeks to match the performance of the Standard and Poor's-Registered Trademark- Composite Index of 500 Stocks (the "S&P 500"). This Fund will pursue its objective by investing primarily on a capitalization-weighted basis in the securities comprising the index.

The Small Cap Equity Index Fund seeks to match the performance of the Russell 2000-Registered Trademark- Small Stock Index (the "Russell 2000"). This Fund will pursue its objective by investing primarily in a diversified portfolio of stocks found in the index.

The International Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index (the "EAFE-Registered Trademark- Free"). This Fund will pursue its objective by investing primarily in a diversified portfolio of stocks found in the index.

The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income. This Fund will pursue its objective by investing primarily in the Trust's Large Cap Equity Index Fund and Bond Fund.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund will pursue its objective by investing primarily in high quality debt securities and U.S. Government securities.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. This Fund will pursue its objective by investing exclusively in high quality money market instruments.

2. Significant accounting policies

SECURITY VALUATION

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation, or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Trustees or its delegate.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and long term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

FUND SHARE VALUATION

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily as of the time of the close of trading on the New York Stock Exchange, (currently 4:00 p.m., New York City time) on each day when the New York Stock Exchange is open, other than those days specifically stated in the Trust's prospectus, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

                                                                       49-------

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS

It is the Trust's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Trust intends to comply with this policy and, accordingly, no provision for federal income taxes has been made.

Dividends and distributions payable to its shareowners will be recorded by the Funds on their respective ex-dividend dates.

The accumulated net realized loss on sales of investments in the Bond Fund at June 30, 1998, amounting to $17,693, is available to offset future taxable gains. If not applied, the capital loss carryover will expire in 2005.

FOREIGN CURRENCY TRANSLATIONS

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

The Large Cap, Small Cap, and International Equity Index Funds may invest in stock index futures contracts and options on such futures contracts. These are contracts that obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds may enter into such contracts to hedge a portion of their portfolio. Gains and losses would be reflected as "Net Realized Gain
(Loss) on Futures" in the Statement of Operations. Additionally, the International Equity Index Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Fund bears the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap, Small Cap, and International Equity Index Funds did not enter into any futures contracts during the period ended June 30, 1998.

The International Equity Index Fund had the following open forward foreign currency contracts at June 30, 1998:

Foreign                          U.S. Dollar    Unrealized
Amount           Currency          Proceeds      Gain/Loss
---------  --------------------  ------------   -----------

6,453,571  Japanese Yen             $45,298        $1,221

   26,924  French Franc               4,429            23

    2,066  Great British Pound        3,429            18

      910  Swiss Franc                  596             4

      383  German Deutsche Mark         211             1

        6  Netherlands Guilder            3             0

  787,500  Portuguese Escudo          4,308           (46)

           Total                                   $1,221

3. Transactions with affiliates

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Equity Index Fund                                                         .26% of net assets

Small Cap Equity Index Fund                                                         .40% of net assets

International Equity Index Fund                                                     .55% of net assets

Bond Fund                                                                           .50% of net assets

Money Market Fund                                                                   .40% of net assets

Stock and Bond Balanced Fund                                                                      None

The Manager has agreed not to be paid an investment advisory fee for performing its services for the Stock and Bond Balanced Fund and has agreed to bear any other expenses incurred by the Stock and Bond Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager will receive investment advisory fees from managing the underlying Funds in which the Stock and Bond Balanced Fund invests.

---------
      50

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

With respect to each of the Funds other than the Stock and Bond Balanced Fund and the International Equity Index Fund, the Manager has agreed to bear the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Equity Index Fund, the Manager has agreed to bear the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

Under the terms of this agreement, the Funds incurred the following fees for the period ended June 30, 1998:

                                                    Investment Advisory
Fund                                                and Management Fee
--------------------------------------------------  -------------------

Large Cap Equity Index Fund                               $ 18,779

Small Cap Equity Index Fund                                 53,307

International Equity Index Fund                            145,420

Bond Fund                                                   21,982

Money Market Fund                                           17,015

Stock and Bond Balanced Fund                                    --

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to its officers or trustees during the period ended June 30, 1998 except for the following trustees' fees paid to the Trust's independent trustees:

Large Cap Equity Index Fund                         $2,100

Small Cap Equity Index Fund                          2,100

International Equity Index Fund                      2,100

Bond Fund                                            2,100

Money Market Fund                                    2,100

Stock and Bond Balanced Fund                         2,100

The Manager has engaged Barclays Global Fund Advisors (Barclay's) as the investment sub-advisor to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Equity Index Funds ("index Funds"). Barclay's determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. For its services, the Manager pays Barclay's an investment sub-advisory fee equal to a percentage of the average daily net assets of each index Fund.

                                                                       51-------

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

The fee is accrued daily and paid to Barclay's quarterly. The rates upon which the fee is based are as follows:

Large Cap Equity Index Fund                         .15% of the first $50,000,000
                                                    of net assets

                                                    .09% of the next $50,000,000 of net assets

                                                    .07% thereafter

Small Cap Equity Index Fund                         .20% of the first $50,000,000

                                                    of net assets

                                                    .14% of the next $50,000,000 of net assets

                                                    .11% thereafter

International Equity Index Fund                     .35% of the first $50,000,000

                                                    of net assets

                                                    .30% of the next $50,000,000 of net assets

                                                    .20% thereafter

Under the terms of this agreement, the Manager pays the sub-advisory fee to Barclay's. The Funds do not incur any additional expense (above the investment advisory fee paid to the Manager) for the sub-advisory services.

4. Investment transactions

Investment transactions (exclusive of short-term instruments) for the period ended June 30, 1998 are as follows:

Fund                                      Purchases at Cost    Sales at Proceeds
----------------------------------------  ------------------   ------------------

Large Cap Equity Index Fund                  $ 19,255,191             373,390

Small Cap Equity Index Fund                    33,532,169           1,938,069

International Equity Index Fund                56,623,784           1,628,903

Stock & Bond Balanced Fund                        693,595              13,347

Bond Fund                                      13,806,311           3,078,928

5. Fund share transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets for the period ended June 30, 1998 are in respect of the following number of shares:

                            Large Cap      Small Cap     International     Stock & Bond                        Money
                           Equity Index   Equity Index   Equity Index        Balanced           Bond           Market
                               Fund           Fund           Fund              Fund             Fund            Fund
                           ------------   ------------   -------------   ----------------      ------      --------------
                              Shares         Shares         Shares            Shares           Shares          Shares
                           ------------   ------------   -------------   ----------------      ------      --------------

Shares sold                   356,005        161,230        145,727           66,370             154,674          965,140

Shares issued in
  reinvestment of
  ordinary
  income dividends and
  capital gain
  distributions                 7,959         12,470         46,500              268              24,030          222,956
                               ------         ------         ------            -----              ------   --------------

                              363,964        173,700        192,227           66,638             178,704        1,188,096

Less shares redeemed            1,933            115          2,092            1,277               2,316           76,331
                               ------         ------         ------            -----              ------   --------------

Net increase in shares
  outstanding                 362,031        173,585        190,135           65,361             176,388        1,111,765
                               ------         ------         ------            -----              ------   --------------
                               ------         ------         ------            -----              ------   --------------

---------
      52

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)

                                                     Period ended
                                                    June 30, 1998
                                                     (Unaudited)
                                                    --------------
Net asset value, beginning of period (inception
  date of 1/22/98)                                    $     10.00
Income from Investment Operations
  Net investment income                                       .06
  Net gain on securities (both realized and
    unrealized)                                              1.78
                                                    --------------
  Total from investment operations                           1.84
Less Distributions
  Dividends (from net investment income)                     (.05)
                                                    --------------
  Total distributions                                        (.05)
                                                    --------------
Net asset value, end of period                        $     11.79
                                                    --------------
                                                    --------------
Total Return                                                18.43%
Ratios/Supplemental Data
Net assets, end of period                             $21,950,121
Ratio of expenses to average net assets                      0.36%(a)
Ratio of expenses to average net assets, absent of
  expense limitation                                         0.43%(a)
Ratio of net investment income to average net
  assets                                                     1.34%(a)
Portfolio turnover rate                                      4.76%(a)
Number of shares outstanding at end of period           1,862,031

----------

(a)  Determined on an annualized basis.

                                                                       53-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)

                                                     Period ended
                                                    June 30, 1998
                                                     (Unaudited)
                                                    --------------
Net asset value, beginning of period (inception
  date of 1/29/98)                                    $     10.00
Income from Investment Operations
  Net investment income                                       .04
  Net gain on securities (both realized and
    unrealized)                                               .55
                                                    --------------
  Total from investment operations                            .59
                                                    --------------
Less Distributions
  Dividends (from net investment income)                     (.04)
                                                    --------------
  Total distributions                                        (.04)
                                                    --------------
Net asset value, end of period                        $     10.55
                                                    --------------
                                                    --------------
Total Return                                                 5.92%
Ratios/Supplemental Data
Net assets, end of period                             $33,467,870
Ratio of expenses to average net assets                      0.50%(a)
Ratio of expenses to average net assets, absent of
  expense limitation                                         0.56%(a)
Ratio of net investment income to average net
  assets                                                     1.01%(a)
Portfolio turnover rate                                     12.10%(a)
Number of shares outstanding at end of period           3,173,585

----------

(a)  Determined on an annualized basis.

---------
      54

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)

                                                     Period ended
                                                    June 30, 1998
                                                     (Unaudited)
                                                    --------------
Net asset value, beginning of period (inception
  date of 1/22/98)                                    $     10.00
Income from Investment Operations
  Net investment income                                       .11
  Net gain on securities (both realized and
    unrealized)                                              1.33
                                                    --------------
  Total from investment operations                           1.44
                                                    --------------
Less Distributions
  Dividends (from net investment income)                     (.09)
                                                    --------------
  Total distributions                                        (.09)
                                                    --------------
Net asset value, end of period                        $     11.35
                                                    --------------
                                                    --------------
Total Return                                                14.46%
Ratios/Supplemental Data
Net assets, end of period                             $63,442,584
Ratio of expenses to average net assets                      0.75%(a)
Ratio of expenses to average net assets, absent of
  expense limitation                                         0.93%(a)
Ratio of net investment income to average net
  assets                                                     2.30%(a)
Portfolio turnover rate                                      5.38%(a)
Number of shares outstanding at end of period           5,590,135

----------

(a)  Determined on an annualized basis.

                                                                       55-------

          STATE FARM VARIABLE PRODUCT TRUST STOCK & BOND BALANCED FUND
                              FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)

                                                     Period ended
                                                    June 30, 1998
                                                     (Unaudited)
                                                    --------------
Net asset value, beginning of period (inception
  date of 1/29/98)                                     $  10.00
Income from Investment Operations
  Net investment income                                     .06
  Net gain on securities (both realized and
    unrealized)                                             .57
                                                        -------
  Total from investment operations                          .63
                                                        -------
Less Distributions
  Dividends (from net investment income)                   (.05)
                                                        -------
  Total distributions                                      (.05)
                                                        -------
Net asset value, end of period                         $  10.58
                                                        -------
                                                        -------
Total Return                                               6.96%
Ratios/Supplemental Data
Net assets, end of period                              $691,787
Ratio of expenses to average net assets, absent of
  expense limitation                                       6.40%(a)
Ratio of net investment income to average net
  assets                                                   3.88%(a)
Portfolio turnover rate                                    9.70%(a)
Number of shares outstanding at end of period            65,371

----------

(a)  Determined on an annualized basis.

---------
      56

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                              FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)

                                                     Period ended
                                                    June 30, 1998
                                                     (Unaudited)
                                                    --------------
Net asset value, beginning of period (inception
  date of 1/22/98)                                    $     10.00
Income from Investment Operations
  Net investment income                                       .23
  Net loss on securities (both realized and
    unrealized)                                              (.03)
                                                    --------------
  Total from investment operations                            .20
                                                    --------------
Less Distributions
  Dividends (from net investment income)                     (.23)
                                                    --------------
  Total distributions                                        (.23)
                                                    --------------
Net asset value, end of period                        $      9.97
                                                    --------------
                                                    --------------
Total Return                                                 2.00%
Ratios/Supplemental Data
Net assets, end of period                             $11,725,897
Ratio of expenses to average net assets                      0.60%(a)
Ratio of expenses to average net assets, absent of
  expense limitation                                         0.78%(a)
Ratio of net investment income to average net
  assets                                                     5.24%(a)
Portfolio turnover rate                                     65.02%(a)
Number of shares outstanding at end of period           1,176,388

----------

(a)  Determined on an annualized basis.

                                                                       57-------

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)

                                                     Period ended
                                                    June 30, 1998
                                                     (Unaudited)
                                                    --------------
Net asset value, beginning of period (inception
  date of 1/29/98)                                    $      1.00
Income from Investment Operations
  Net investment income                                       .02
                                                    --------------
  Total from investment operations                            .02
                                                    --------------
Less Distributions
  Dividends (from net investment income)                     (.02)
                                                    --------------
  Total distributions                                        (.02)
                                                    --------------
Net asset value, end of period                        $      1.00
                                                    --------------
                                                    --------------
Total Return                                                 2.14%
Ratios/Supplemental Data
Net assets, end of period                             $11,111,765
Ratio of expenses to average net assets                      0.49%(a)
Ratio of expenses to average net assets, absent of
  expense limitation                                         0.69%(a)
Ratio of net investment income to average net
  assets                                                     5.12%(a)
Number of shares outstanding at end of period          11,111,765

----------

(a)  Determined on an annualized basis.

---------
      58

                        NOTICE OF WITHHOLDING ELECTION


This notice does not apply to distributions which qualify as eligible rollover distributions from tax-sheltered annuities (TSAs) and qualified employer retirement plans. We may be required to withhold 20% federal income tax on such eligible rollover distributions. To determine whether your distribution qualifies as an eligible rollover distribution and whether withholding applies, see the Special Tax Notice Regarding Plan Payments which is enclosed in the quarterly statements for TSA and qualified employer retirement plan participants.

Proceeds from your account not subject to the mandatory withholding described above, may be subject to federal and state income tax withholding unless you elect not to have withholding apply. Withholding will only apply to the portion of your distribution that is included in your income subject to federal income tax. There will be no withholding on non-taxable distributions.

We are required by Federal Income Tax law to notify you of your right to elect not to have taxes withheld from any actual or deemed distribution, or to revoke your election to have taxes withheld, if one is in effect. If an election has not been filed with us, we are required to withhold 10% of the taxable amount of your distribution for federal income taxes.

You may have made a previous withholding election. If so, that election will continue in force until you change your election. If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

You may establish, change or revoke your Withholding Election at any time by one of the following methods:

    -complete and mail this form to:
     STATE FARM VARIABLE PRODUCTS
     ADMINISTRATION DEPARTMENT
     P.O. BOX 2307
     BLOOMINGTON, IL 61702-2307 or

    -call our TOLL FREE NUMBER 1-888-702-2307 (if you have telephone authority) or

    -fax the election form to 1-309-735-0307 and mail the original to us.

If we receive your election using any of the above mentioned methods at least 10 days prior to your next scheduled payment, your next check will reflect the change. Otherwise, the change will be reflected on any subsequent payments.


231-3537 8-97 Printed in U.S.A.

                          WITHHOLDING ELECTION FORM


--------------------------------------------------------------------------------
(Type or print your full name)


--------------------------------------------------------------------------------
(Your Social Security Number)


--------------------------------------------------------------------------------
(Home address-number & street or rural route)


--------------------------------------------------------------------------------
(City or town, state and ZIP code)


--------------------------------------------------------------------------------
(Policy Number)


--------------------
(Date)


/ /  1. I elect NOT to have federal income tax withheld from my distribution

     (Do not complete lines 2-4.)

If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

/ /  2. I want FEDERAL withholding from my distribution

If you would like an additional amount of federal withholding taken from the taxable distribution amount, please indicate the additional withholding amount (not less than $5.00) or percentage (not less than 10%)

----------

/ /  3. I elect not to have STATE income tax withheld from my distribution

/ /  4. I want STATE withholding from my distribution

If you would like an additional amount of state withholding taken from your payment, please indicate the additional withholding amount $
                                                            ---------------

(Note: not all states allow withholding or specify rates of withholding. If you indicate withholding or an amount and reside in a state where withholding is not allowed, no state tax will be withheld. If you do not indicate you want withholding or specify an amount and reside in a state that requires withholding at your request only, no state tax will be withheld.)

/ /  5. Other: (please specify)
                               -------------------------------------------------


                               -------------------------------------------------


--------------------------------------------------------------------------------
(Participant's Signature)


------------------------
(Date)

Return your completed form to:     STATE FARM VARIABLE PRODUCTS
                                   ADMINISTRATION DEPARTMENT
                                   P.O. BOX 2307
                                   BLOOMINGTON, IL 61702-2307

   PRODUCTS
       INSURANCE PRODUCTS AND SERVICES WE CAN PROVIDE*


       LIFE INSURANCE                       RETIREMENT PLANNING

       Family Insurance                     IRA (Individual Retirement Annuity)

       Mortgage Life Insurance              TSA (Tax Sheltered Annuity)

       Estate Analysis                      Business Retirement Plans
                                              (funded with life insurance)
       Life Insurance for Business Owners

       Universal Life Insurance             HEALTH INSURANCE

       Annuities                            Hospital Surgical

       Final Expense                        Hospital Income

       Second-to-Die                        Disability Income

                                            Medicare Supplement
       FIRE INSURANCE
                                            Long-Term Care
       Homeowners

       Renters                              CAR INSURANCE

       Mobile Homes                         Personal Cars

       Manufactured Homes                   Business Cars

       Business                             Motorcycles

       Apartment Buildings                  Travel Trailers

       Condominium/Association              Fleets

       Church                               Snowmobiles

       Contractors                          Motorhomes

       Rental Condominium                   Car Finance Plan

       Commercial

       Liability Umbrella Policies

       Boatowners

       Personal Articles Policy                     SERVICES


*All products and services may not be available in all states.

You can only invest in our underlying funds through the purchase of a Variable Universal Life Insurance policy or Variable Deferred Annuity policy.

This report and any financial information contained herein are submitted for the general information of the owners of interest in State Farm Life Insurance Company Variable Life Separate Account or State Farm Life Insurance Company Variable Annuity Separate Account (the "Accounts"). This report is not authorized for distribution to prospective investors in either Account unless preceded or accompanied by an effective prospectus for the relevant Account. Interests in the Accounts are not deposits or obligations of, or guaranteed by, any bank or depository institution. Interests in the Accounts are not insured by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. For more information on either Account, including charges and expenses, call or write for a free prospectus. Read the prospectus carefully before you invest or send money.


                                    [LOGO]

                                  Issued By:
                       State Farm Life Insurance Company
                    (Not licensed in New York or Wisconsin)
                 State Farm Life and Accident Assurance Company
                      (Licensed in New York and Wisconsin)
                       Home offices: Bloomington, Illinois

                         State Farm VP Management Corp.
                (Underwriter & Distributor of Variable Products)
                             One State Farm Plaza
                       Bloomington, Illinois 61710-0001
                                 1-888/702-2307


231-3571